BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
October 31, 2021
Security
Shares
Shares Value
Common Stocks — 0.0%
United States — 0.0%
Avaya Holdings Corp.
(a)
.......... 15 $ 279
Total Common Stocks — 0.0%
(Cost: $209) ................................... 279
Par (000)
Pa r (000)
Foreign Government Obligations — 5.8%
Australia — 1.4%
Commonwealth of Australia
(b)
3.00%, 09/20/25 ............ AUD 843 733,974
0.75%, 11/21/27
(c)
........... 571 466,057
2.50%, 09/20/30
(c)
........... 679 641,122
0.25%, 11/21/32
(c)
........... 287 226,137
2.00%, 08/21/35
(c)
........... 432 416,895
1.25%, 08/21/40
(c)
........... 362 326,287
1.00%, 02/21/50
(c)
........... 357 317,331
3,127,803
Canada — 1.7%
(c)
Canada Government Bond, 0.25%
,
12/01/54 ................. CAD 43 33,911
Canadian Government Bond
6.76%, 12/01/26 ............ 503 509,832
4.00%, 12/01/31 ............ 542 626,748
4.07%, 12/01/36 ............ 485 559,719
2.51%, 12/01/41 ............ 501 544,154
1.81%, 12/01/44 ............ 569 579,469
1.42%, 12/01/47 ............ 532 529,027
0.54%, 12/01/50 ............ 498 424,433
3,807,293
France — 1.0%
French Republic
(b)(c)
2.43%, 07/25/23
(d)
........... EUR 140 173,214
0.27%, 07/25/24 ............ 146 182,298
0.10%, 03/01/25 ............ 111 135,624
0.10%, 03/01/26
(d)
........... 68 85,845
2.11%, 07/25/27 ............ 205 292,902
0.10%, 03/01/28 ............ 76 97,822
0.10%, 03/01/29 ............ 99 130,447
4.48%, 07/25/29 ............ 72 117,127
0.75%, 07/25/30
(d)
........... 154 217,853
0.10%, 07/25/31
(d)
........... 44 59,979
0.10%, 03/01/32 ............ 10 13,597
4.16%, 07/25/32 ............ 104 186,202
0.10%, 03/01/36
(d)
........... 46 63,998
0.10%, 07/25/36
(d)
........... 69 98,200
2.20%, 07/25/40
(d)
........... 114 221,088
0.11%, 07/25/47
(d)
........... 97 158,416
2,234,612
Germany — 0.3%
Federal Republic of Germany
(b)(c)
0.11%, 04/15/23 ............ 124 149,028
0.11%, 04/15/26 ............ 143 182,124
0.53%, 04/15/30 ............ 169 239,426
0.10%, 04/15/33 ............ 27 38,384
0.11%, 04/15/46 ............ 88 164,739
773,701
United Kingdom — 1.4%
U.K. Treasury Inflation Linked Bonds
(b)(c)
1.88%, 11/22/22 ............ GBP 43 63,921
Security
Par (000)
Par (000) Value
United Kingdom (continued)
0.13%, 03/22/24 ............ GBP 51 $ 76,299
2.50%, 07/17/24 ............ 77 126,681
0.13%, 03/22/26 ............ 40 64,676
1.25%, 11/22/27 ............ 62 110,565
0.13%, 08/10/28 ............ 52 88,797
0.13%, 03/22/29 ............ 56 96,630
4.13%, 07/22/30 ............ 25 58,730
0.13%, 08/10/31 ............ 20 36,483
1.25%, 11/22/32 ............ 50 104,283
0.75%, 03/22/34 ............ 49 102,135
2.00%, 01/26/35 ............ 56 137,345
0.13%, 11/22/36 ............ 45 93,865
1.13%, 11/22/37 ............ 53 128,740
0.13%, 03/22/39 ............ 8 18,071
0.63%, 03/22/40 ............ 50 119,200
0.13%, 08/10/41 ............ 38 88,743
0.63%, 11/22/42 ............ 49 126,049
0.13%, 03/22/44 ............ 62 150,174
0.13%, 03/22/46 ............ 39 99,085
0.75%, 11/22/47 ............ 55 161,086
0.13%, 08/10/48 ............ 23 62,615
0.50%, 03/22/50 ............ 54 158,559
0.13%, 03/22/51 ............ 13 35,021
0.25%, 03/22/52 ............ 41 121,072
1.25%, 11/22/55 ............ 41 160,419
0.13%, 11/22/56 ............ 21 65,443
0.13%, 03/22/58 ............ 38 123,380
0.38%, 03/22/62 ............ 44 163,829
0.13%, 11/22/65 ............ 27 103,631
0.13%, 03/22/68 ............ 42 171,336
3,216,863
Total Foreign Government Obligations — 5.8%
(Cost: $12,188,965) .............................. 13,160,272
U.S. Treasury Obligations — 38.0%
(c)
U.S. Treasury Bills
(e)
0.06%, 05/19/22 ............ USD 35,000 34,985,973
0.06%, 06/16/22 ............ 38,000 37,980,831
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 - 01/15/27 ..... 347 407,709
2.00%, 01/15/26 ............ 200 233,657
1.75%, 01/15/28 ............ 115 138,705
3.63%, 04/15/28 ............ 161 215,020
2.50%, 01/15/29 ............ 102 130,986
3.88%, 04/15/29 ............ 316 442,496
3.38%, 04/15/32 ............ 40 59,369
2.13%, 02/15/40 - 02/15/41 ..... 363 552,034
0.75%, 02/15/42 - 02/15/45 ..... 384 479,319
0.63%, 02/15/43 ............ 194 235,718
1.38%, 02/15/44 ............ 191 266,792
1.00%, 02/15/46 - 02/15/49 ..... 423 572,279
0.88%, 02/15/47 ............ 169 221,794
0.25%, 02/15/50 ............ 107 125,110
0.13%, 02/15/51 ............ 147 167,002
U.S. Treasury Inflation Linked Notes
0.13%, 01/15/23 - 07/15/31 ..... 3,439 3,744,262
0.63%, 04/15/23 - 01/15/26 ..... 1,065 1,145,417
0.38%, 07/15/23 - 07/15/27 ..... 1,228 1,344,855
0.50%, 04/15/24 - 01/15/28 ..... 628 688,351
0.25%, 01/15/25 - 07/15/29 ..... 642 704,731
0.75%, 07/15/28 ............ 227 260,649

BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.88%, 01/15/29 ............ USD 308 $ 357,174
Total U.S. Treasury Obligations — 38.0%
(Cost: $84,741,884) .............................. 85,460,233
Total Long-Term Investments — 43.8%
(Cost: $96,931,058) .............................. 98,620,784
Shares
Shares
Short-Term Securities — 33.3%
Money Market Funds — 10.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00%
(f)(g)
.... 22,899,486 22,899,486
Total Money Market Funds — 10.2%
(Cost: $22,899,486) .............................. 22,899,486
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 23.1%
U.S. Treasury Bills
(e)
0.04%, 04/21/22 ............ USD 22,000 $ 21,993,469
0.05%, 03/24/22 ............ 30,000 29,992,929
Total U.S. Treasury Obligations — 23.1%
(Cost: $51,989,607) .............................. 51,986,398
Total Short-Term Securities — 33.3%
(Cost: $74,889,093) .............................. 74,885,884
Total Options Purchased — 0.3%
(Cost: $453,932 ) ................................ 595,134
Total Investments — 77.4%
(Cost: $172,274,083) ............................. 174,101,802
Other Assets Less Liabilities — 22.6% .................. 50,902,914
Net Assets — 100.0% .............................. $ 225,004,716
(a)
Non-income producing security.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Rates are discount rates or a range of discount rates as of period end.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 22,001,744 $ 897,742 $ — $ — $ — $ 22,899,486 22,899,486 $ 268 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
AEX Index .............................................................. 130 11/19/21 $ 24,307 $ 1,027,131
CAC 40 10 Euro Index ...................................................... 51 11/19/21 4,025 126,786
IBEX 35 Index ............................................................ 117 11/19/21 12,234 224,509
Natural Gas
(a)
............................................................ 59 11/26/21 3,201 145,911
FTSE China A50 Index ...................................................... 420 11/29/21 6,664 (62,412)
Brent Crude Oil
(a)
.......................................................... 63 11/30/21 5,274 20,273
RBOB Gasoline
(a)
......................................................... 124 11/30/21 12,341 (175,872)
Euro-Bund .............................................................. 340 12/08/21 66,078 (1,386,864)
TOPIX Index ............................................................. 93 12/09/21 16,258 (132,018)
Australia 10 Year Bond ...................................................... 1,355 12/15/21 137,454 (8,820,780)
FTSE 100 Index .......................................................... 3 12/17/21 297 7,562
FTSE/MIB Index .......................................................... 151 12/17/21 23,344 901,412
MSCI Hong Kong Equity Index ................................................. 207 12/17/21 15,082 (421,832)
U.S. Treasury 10 Year Note ................................................... 61 12/21/21 7,971 (27,725)
Silver
(a)
................................................................ 72 12/29/21 8,622 36,107
(8,537,812)
Short Contracts
OMXS30 Index ........................................................... 563 11/19/21 14,996 (368,584)
WTI Crude Oil
(a)
........................................................... 92 11/19/21 7,688 (322,586)
SGX NIFTY 50 Index ....................................................... 446 11/25/21 15,833 436,637
Low Sulphur Gasoil
(a)
....................................................... 57 12/10/21 4,060 26,929
S&P/TSX 60 Index ......................................................... 48 12/16/21 9,778 (286,833)
SPI 200 Index ............................................................ 121 12/16/21 16,566 161,510
DAX Index .............................................................. 2 12/17/21 905 (30,965)
S&P 500 E-Mini Index ...................................................... 99 12/17/21 22,755 (728,189)
Canada 10 Year Bond ...................................................... 159 12/20/21 18,108 133,448
100 oz Gold
(a)
............................................................ 9 12/29/21 1,606 (18,839)
Long Gilt ............................................................... 453 12/29/21 77,445 2,326,556
1,329,084
$ (7,208,728)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 1,480,000 USD 1,101,666 Barclays Bank plc 11/02/21 $ 11,664
AUD 1,055,000 USD 793,360 Goldman Sachs International 11/02/21 264
CAD 1,668,000 USD 1,338,336 Barclays Bank plc 11/02/21 9,434
CAD 1,205,000 USD 972,559 Goldman Sachs International 11/02/21 1,100
CAD 1,205,000 USD 973,170 Toronto Dominion Bank 11/02/21 489
CAD 1,207,080 USD 975,024 UBS AG 11/02/21 315
GBP 199,000 USD 268,904 Barclays Bank plc 11/02/21 3,437
USD 817,116 EUR 705,000 Barclays Bank plc 11/02/21 2,136
USD 816,833 EUR 705,000 Goldman Sachs International 11/02/21 1,853
USD 817,168 EUR 705,000 Toronto Dominion Bank 11/02/21 2,188
USD 824,162 EUR 710,874 UBS AG 11/02/21 2,392
USD 793,830 AUD 1,055,000 Toronto Dominion Bank 12/02/21 112
USD 788,438 AUD 1,047,350 UBS AG 12/02/21 477
USD 825,479 EUR 710,000 Barclays Bank plc 12/02/21 4,241
USD 755,999 EUR 650,000 Goldman Sachs International 12/02/21 4,161
USD 756,088 EUR 650,000 Toronto Dominion Bank 12/02/21 4,250
USD 759,537 EUR 652,874 UBS AG 12/02/21 4,375

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,023,785 GBP 745,000 Barclays Bank plc 12/02/21 $ 4,196
USD 777,058 GBP 565,000 Goldman Sachs International 12/02/21 3,813
USD 777,345 GBP 565,000 Toronto Dominion Bank 12/02/21 4,100
USD 768,840 GBP 558,499 UBS AG 12/02/21 4,492
AUD 9,663,000
(a)
USD 7,009,635 Morgan Stanley & Co. International plc 12/15/21 260,605
CAD 46,107,000
(a)
USD 36,425,784 Morgan Stanley & Co. International plc 12/15/21 832,061
CNY 89,184,000
(a)
USD 13,729,408 Morgan Stanley & Co. International plc 12/15/21 141,069
EUR 5,330,000
(a)
USD 6,167,858 Morgan Stanley & Co. International plc 12/15/21 196
GBP 1,387,000
(a)
USD 1,871,357 Morgan Stanley & Co. International plc 12/15/21 27,130
INR 135,158,000
(a)
USD 1,778,137 BNP Paribas SA 12/15/21 15,281
JPY 142,737,000
(a)
USD 1,252,575 Morgan Stanley & Co. International plc 12/15/21 397
KRW 986,046,000
(a)
USD 832,795 Barclays Bank plc 12/15/21 5,778
MXN 53,342,000
(a)
USD 2,550,751 Morgan Stanley & Co. International plc 12/15/21 22,718
NZD 48,780,000
(a)
USD 34,405,965 Morgan Stanley & Co. International plc 12/15/21 526,245
RUB 2,892,492,000
(a)
USD 38,751,107 Bank of America NA 12/15/21 1,638,434
SEK 2,599,000 USD 302,421 JPMorgan Chase Bank NA 12/15/21 397
TWD 93,487,000
(a)
USD 3,323,947 Standard Chartered Bank 12/15/21 42,527
USD 7,855,701
(a)
BRL 43,630,000 Bank of America NA 12/15/21 194,903
USD 1,009,970
(a)
CAD 1,248,000 Morgan Stanley & Co. International plc 12/15/21 1,494
USD 58,427,733
(a)
EUR 49,275,000 Morgan Stanley & Co. International plc 12/15/21 1,405,055
USD 186,630
(a)
HKD 1,451,000 Morgan Stanley & Co. International plc 12/15/21 116
USD 37,755,626
(a)
KRW 44,102,233,000 Morgan Stanley & Co. International plc 12/15/21 249,323
USD 23,074,520
(a)
MXN 467,522,000 Morgan Stanley & Co. International plc 12/15/21 519,060
USD 149,995
(a)
SGD 202,000 Morgan Stanley & Co. International plc 12/15/21 228
USD 7,750,866
(a)
TWD 214,823,000 BNP Paribas SA 12/15/21 15,074
USD 26,928,569
(a)
TWD 743,417,000 Goldman Sachs International 12/15/21 158,069
6,125,649
AUD 1,055,000 USD 793,750 Toronto Dominion Bank 11/02/21 (126)
AUD 1,047,350 USD 788,340 UBS AG 11/02/21 (471)
EUR 873,000 USD 1,014,301 Barclays Bank plc 11/02/21 (5,113)
EUR 650,000 USD 755,560 Goldman Sachs International 11/02/21 (4,160)
EUR 650,000 USD 755,651 Toronto Dominion Bank 11/02/21 (4,251)
EUR 652,874 USD 759,097 UBS AG 11/02/21 (4,375)
GBP 565,000 USD 777,045 Barclays Bank plc 11/02/21 (3,814)
GBP 565,000 USD 777,045 Goldman Sachs International 11/02/21 (3,814)
GBP 565,000 USD 777,338 Toronto Dominion Bank 11/02/21 (4,107)
GBP 558,499 USD 768,830 UBS AG 11/02/21 (4,496)
USD 836,108 AUD 1,160,000 Barclays Bank plc 11/02/21 (36,502)
USD 835,877 AUD 1,160,000 Goldman Sachs International 11/02/21 (36,733)
USD 835,612 AUD 1,160,000 Toronto Dominion Bank 11/02/21 (36,998)
USD 834,857 AUD 1,157,350 UBS AG 11/02/21 (35,760)
USD 1,036,460 CAD 1,320,000 Barclays Bank plc 11/02/21 (30,120)
USD 1,036,210 CAD 1,320,000 Goldman Sachs International 11/02/21 (30,370)
USD 1,035,661 CAD 1,320,000 Toronto Dominion Bank 11/02/21 (30,920)
USD 1,040,795 CAD 1,325,080 UBS AG 11/02/21 (29,890)
USD 828,436 GBP 615,000 Barclays Bank plc 11/02/21 (13,222)
USD 828,251 GBP 615,000 Goldman Sachs International 11/02/21 (13,407)
USD 828,154 GBP 615,000 Toronto Dominion Bank 11/02/21 (13,504)
USD 818,825 GBP 607,499 UBS AG 11/02/21 (12,568)
USD 793,633 AUD 1,055,000 Barclays Bank plc 12/02/21 (84)
USD 793,457 AUD 1,055,000 Goldman Sachs International 12/02/21 (260)
USD 1,005,266 CAD 1,245,000 Barclays Bank plc 12/02/21 (695)
USD 972,527 CAD 1,205,000 Goldman Sachs International 12/02/21 (1,114)
USD 973,146 CAD 1,205,000 Toronto Dominion Bank 12/02/21 (495)
USD 975,085 CAD 1,207,080 UBS AG 12/02/21 (236)
BRL 2,668,000
(a)
USD 487,108 BNP Paribas SA 12/15/21 (18,646)
BRL 68,896,000
(a)
USD 12,996,793 Deutsche Bank AG 12/15/21 (899,651)
EUR 9,703,000
(a)
USD 11,267,590 Morgan Stanley & Co. International plc 12/15/21 (38,954)
GBP 28,737,000
(a)
USD 39,561,711 Morgan Stanley & Co. International plc 12/15/21 (227,305)
INR 2,862,051,000
(a)
USD 38,501,547 Morgan Stanley & Co. International plc 12/15/21 (524,846)
JPY 3,667,541,000
(a)
USD 32,945,012 Morgan Stanley & Co. International plc 12/15/21 (750,644)
USD 56,825,207
(a)
AUD 76,997,000 Morgan Stanley & Co. International plc 12/15/21 (1,105,732)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 25,074,574
(a)
CAD 31,554,000 Morgan Stanley & Co. International plc 12/15/21 $ (423,378)
USD 408,516
(a)
CHF 375,000 Morgan Stanley & Co. International plc 12/15/21 (1,587)
USD 8,156,804
(a)
CNY 53,045,000 Morgan Stanley & Co. International plc 12/15/21 (93,100)
USD 22,437,954
(a)
GBP 16,525,000 Morgan Stanley & Co. International plc 12/15/21 (181,007)
USD 628,466
(a)
INR 47,433,000 Citibank NA 12/15/21 (925)
USD 2,025,323
(a)
KRW 2,419,385,000 HSBC Bank plc 12/15/21 (32,218)
USD 254,300
(a)
NOK 2,213,000 Morgan Stanley & Co. International plc 12/15/21 (7,572)
USD 405,011
(a)
RUB 29,839,000 Goldman Sachs International 12/15/21 (11,648)
USD 617,088
(a)
RUB 44,467,000 HSBC Bank plc 12/15/21 (3,830)
USD 2,869,591
(a)
SEK 24,921,000 Morgan Stanley & Co. International plc 12/15/21 (34,033)
(4,712,681)
$ 1,412,968
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly Citibank NA 01/07/22 1.68 % USD 25,284 $ 238,405
10-Year Interest Rate Swap
(a)
0.32% Annual
6 month
EURIBOR Semi-Annual Citibank NA 01/07/22 0.32 EUR 29,256 356,729
$ 595,134
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ..... 5.00 % Quarterly 12/20/26 BB+ USD 10,336 $ 984,040 $ 897,090 $ 86,950
ITRAXX.EUR.
CROSSOVER.36.V1 . 5.00 Quarterly 12/20/26 B EUR 8,421 1,146,850 1,212,955 (66,105)
$ 2,130,890 $ 2,110,045 $ 20,845
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures
Novemebr 2021 ........ TWD 395,301,687 Merrill Lynch International & Co. 11/17/21 TWD 395,302 $ 166,277 $ — $ 166,277
Taiwan Capitalization Weighted
Stock Index Futures
Novemebr 2021 ........ TWD 86,415,799 Merrill Lynch International & Co. 11/17/21 TWD 86,416 61,255 — 61,255
Taiwan Capitalization Weighted
Stock Index Futures
Novemebr 2021 ........ TWD 374,750,253 Merrill Lynch International & Co. 11/17/21 TWD 374,750 174,053 — 174,053
KOSPI 200 Index Futures
December 2021 ........ KRW 4,319,813,300 Merrill Lynch International & Co. 12/09/21 KRW 4,319,813 (42,928) — (42,928)
KOSPI 200 Index Futures
December 2021 ........ KRW 9,087,606,750 Merrill Lynch International & Co. 12/09/21 KRW 9,087,607 (552,261) — (552,261)
KOSPI 200 Index Futures
December 2021 ........ KRW 295,359,000 Merrill Lynch International & Co. 12/09/21 KRW 295,359 (3,634) — (3,634)
KOSPI 200 Index Futures
December 2021 ........ KRW 1,597,569,600 Merrill Lynch International & Co. 12/09/21 KRW 1,597,570 (38,483) — (38,483)
BOVESPA Index Futures
December 2021 ........ BRL (6,475,044) Merrill Lynch International & Co. 12/15/21 BRL 6,475 (3,173) — (3,173)
BOVESPA Index Futures
December 2021 ........ BRL (4,339,875) Merrill Lynch International & Co. 12/15/21 BRL 4,340 63,844 — 63,844
BOVESPA Index Futures
December 2021 ........ BRL (76,570,843) Merrill Lynch International & Co. 12/15/21 BRL 76,571 1,060,667 — 1,060,667
Swiss Market Index Futures
December 2021 ........ CHF 1,202,361 HSBC Bank plc 12/17/21 CHF 1,202 7,579 — 7,579
Swiss Market Index Futures
December 2021 ........ CHF 701,190 HSBC Bank plc 12/17/21 CHF 701 26,638 — 26,638
Swiss Market Index Futures
December 2021 ........ CHF 833,422 HSBC Bank plc 12/17/21 CHF 833 14,295 — 14,295
$ 934,129 $ — $ 934,129
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
06/16/25 $ (33,326) $ 153,139
(c)
$ 94,062 40.3%
Monthly Citibank NA
(d)
02/24/23-02/27/23 (30,725) 203,282
(e)
135,977 25.7
Monthly
Credit Suisse
International
(f)
02/08/23 (283,202) 401,038
(g)
89,494 35.0
Monthly
Deutsche Bank
AG
(h)
03/29/21-02/17/23 (210,324) 387,134
(i)
98,771 30.9
Monthly
Goldman Sachs
International
(j)
02/27/23-03/01/23 (526,864) 687,649
(k)
114,598 39.4
Monthly
JPMorgan Chase
Bank NA
(l)
02/08/23 111,878 (112,731)
(m)
(7,077) 5.0
Monthly
Merrill Lynch
International &
Co.
(n)
02/15/23 (317,749) 455,034
(o)
86,833 35.9
$ 2,174,545 $ 612,658

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $25,751 of net dividends and financing fees.
(e)
Amount includes $35,580 of net dividends and financing fees.
(g)
Amount includes $28,342 of net dividends and financing fees.
(i)
Amount includes $78,039 of net dividends and financing fees.
(k)
Amount includes $46,187 of net dividends and financing fees.
(m)
Amount includes $6,224 of net dividends and financing fees.
(o)
Amount includes $50,452 of net dividends and financing fees.
(b) (d) (f)
Range: 15-150 basis points 18-90 basis points 0-80 basis points
Benchmarks: Copenhagen Interbank Swap Rate 1 Month Bank of Canada Overnight Repo Rate Bank of Canada Overnight Repo Rate
Euro Overnight Short Term Rate Copenhagen Interbank Swap Rate 1 Week Copenhagen Interbank Swap Rate 1 Month
Hong Kong Overnight Index Swap Rate Euro Overnight Short Term Rate Euro Overnight Short Term Rate
New Zealand Bank Bill Rates 1 Month Hong Kong Overnight Index Swap Rate Hong Kong Overnight Index Swap Rate
Norway Interbank Offer Rate 1 Month Israel Tel Aviv Interbank Offer Rate 1 Month Norway Interbank Offer Rate 1 Month
Reserve Bank of Australia Overnight Cash Rate Norway Interbank Offer Rate 1 Week Reserve Bank of Australia Overnight Cash Rate
Singapore Overnight Rate Average Reserve Bank of Australia Overnight Cash Rate Singapore Overnight Rate Average
Sterling Overnight Index Average Singapore Overnight Rate Average Sterling Overnight Index Average
Stockholm Interbank Offer Rate 1 Month Sterling Overnight Index Average Stockholm Interbank Offer Rate 1 Month
Swiss Average Rate Overnight Stockholm Interbank Offer Rate 1 Week Swiss Average Rate Overnight
Tokyo Overnight Average Rate Swiss Average Rate Overnight Tokyo Overnight Average Rate
USD Overnight Bank Funding Rate Tokyo Overnight Average Rate USD Overnight Bank Funding Rate
USD Overnight Bank Funding Rate
(h) (j) (l)
Range: 18-20 basis points 15-133 basis points 18-35 basis points
Benchmarks: Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
Bank of Canada Overnight Repo Rate Bank of Canada Overnight Lending Rate
Bank of Canada Overnight Lending Rate Danish Tomorrow/Next Reference Rate Canada Overnight Interbank Rate
Copenhagen Interbank Overnight Deposit MID Rate Euro Overnight Short Term Rate USD Overnight Bank Funding Rate
Euro Overnight Short Term Rate Hong Kong Overnight Index Swap Rate
Hong Kong Overnight Index Swap Rate Israel Tel Aviv Interbank Offer Rate Overnight
New Zealand Overnight Deposit Rate New Zealand Overnight Deposit Rate
Norwegian Overnight Weighted Average Norwegian Overnight Weighted Average
Reserve Bank of Australia Overnight Cash Rate Reserve Bank of Australia Overnight Cash Rate
Sterling Overnight Index Average Singapore Overnight Rate Average
Stockholm Interbank Offer Rate 1 Week Sterling Overnight Index Average
Swiss Average Rate Overnight Stockholm Interbank Offer Rate Overnight
Tokyo Overnight Average Rate Swiss Average Rate Overnight
USD Overnight Bank Funding Rate Tokyo Overnight Average Rate
U.S. Federal Reserve Overnight Effective Federal Funds Rate
(n)
Range: 0-86 basis points
Benchmarks: Bank of Canada Overnight Lending Rate
Copenhagen Interbank Swap Rate 1 Week
Euro Overnight Short Term Rate
Israel Tel Aviv Interbank Offer Rate 1 Month
New Zealand Bank Bill Rates 1 Month
Norway Interbank Offer Rate 1 Week
Reserve Bank of Australia Overnight Cash Rate
Sterling Overnight Index Average
Stockholm Interbank Offer Rate 1 Week
Swiss Average Rate Overnight
Tokyo Overnight Average Rate
USD Overnight Bank Funding Rate

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of October 31, 2021, expiration date 06/16/25:
Shares Value
% of Basket
Value
Reference Entity — Long
Australia
Aurizon Holdings Ltd. ...... 7,481 $ 19,073 20.3%
Brambles Ltd. ............ 18,067 137,069 145.7
Cochlear Ltd. ............ 132 22,079 23.5
Coles Group Ltd. ......... 14,727 190,847 202.9
Domino's Pizza Enterprises Ltd. 216 22,157 23.6
Ramsay Health Care Ltd. .... 776 41,474 44.1
Rio Tinto Ltd. ............ 616 42,204 44.9
Rio Tinto plc ............. 1,908 118,967 126.5
Tabcorp Holdings Ltd. ...... 22,879 86,147 91.6
680,017
Austria
OMV AG ............... 396 23,975 25.5
Raiffeisen Bank International AG 1,198 35,006 37.2
58,981
Belgium
Groupe Bruxelles Lambert SA . 1,334 154,786 164.6
China
NXP Semiconductors NV .... 402 80,746 85.8
Denmark
AP Moller - Maersk A/S, Class B 33 95,632 101.7
Coloplast A/S, Class B ...... 950 155,152 164.9
Genmab A/S ............ 153 68,736 73.1
Novo Nordisk A/S, Class B ... 2,935 321,837 342.2
Novozymes A/S, Class B .... 344 25,304 26.9
Pandora A/S ............ 444 62,132 66.1
728,793
Finland
Kesko OYJ, Class B ....... 623 20,275 21.6
Neste OYJ .............. 243 13,528 14.4
33,803
France
Arkema SA ............. 708 96,850 103.0
BioMerieux ............. 201 25,601 27.2
BNP Paribas SA .......... 2,321 155,361 165.2
Bureau Veritas SA ......... 1,113 35,377 37.6
Carrefour SA ............ 2,787 50,456 53.6
Cie Generale des Etablissements
Michelin SCA .......... 1,398 219,790 233.7
CNP Assurances .......... 1,432 35,879 38.1
Credit Agricole SA ......... 3,101 46,785 49.7
Dassault Systemes SE ..... 1,751 102,254 108.7
Engie SA ............... 8,603 122,379 130.1
EssilorLuxottica SA ........ 532 110,069 117.0
Eurazeo SE ............. 354 33,182 35.3
Hermes International ....... 12 19,055 20.3
La Francaise des Jeux SAEM . 601 31,207 33.2
Orange SA .............. 18,233 198,830 211.4
Pernod Ricard SA ......... 411 94,555 100.5
Publicis Groupe SA ........ 1,693 113,657 120.8
Sanofi ................. 1,847 185,520 197.2
Societe Generale SA ....... 5,112 170,761 181.5
Teleperformance .......... 131 54,720 58.2
Thales SA .............. 2,063 190,371 202.4
TotalEnergies SE ......... 3,841 192,338 204.5
2,284,997
Shares Value
% of Basket
Value
Germany
Allianz SE (Registered) ..... 608 $ 141,184 150.1%
Bayer AG (Registered) ...... 2,058 115,984 123.3
Deutsche Boerse AG ....... 334 55,446 59.0
Deutsche Post AG (Registered) 3,848 238,218 253.3
E.ON SE ............... 25,206 319,607 339.8
Evonik Industries AG ....... 1,347 43,644 46.4
GEA Group AG ........... 1,142 56,245 59.8
Henkel AG & Co. KGaA
(Preference) .......... 672 60,203 64.0
LEG Immobilien SE ........ 1,246 185,334 197.0
SAP SE ................ 1,366 197,812 210.3
Scout24 AG ............. 886 61,706 65.6
Siemens AG (Registered) .... 338 54,953 58.4
Symrise AG ............. 475 65,703 69.9
Volkswagen AG (Preference) . 96 21,545 22.9
Vonovia SE ............. 755 45,801 48.7
1,663,385
Hong Kong
CK Asset Holdings Ltd. ..... 13,000 80,302 85.4
New World Development Co.
Ltd. ................ 16,000 69,399 73.8
Sun Hung Kai Properties Ltd. . 8,000 106,067 112.8
255,768
Ireland
CRH plc ............... 5,939 284,204 302.1
Smurfit Kappa Group plc .... 1,062 55,666 59.2
339,870
Israel
Check Point Software
Technologies Ltd. ....... 332 39,707 42.2
Italy
Poste Italiane SpA ......... 2,935 41,917 44.6
Japan
ABC-Mart, Inc. ........... 100 4,806 5.1
Ajinomoto Co., Inc. ........ 2,000 59,881 63.7
Asahi Kasei Corp. ......... 10,600 111,357 118.4
Astellas Pharma, Inc. ....... 3,300 55,634 59.1
Brother Industries Ltd. ...... 3,800 73,469 78.1
Chubu Electric Power Co., Inc. 1,800 18,632 19.8
Chugai Pharmaceutical Co. Ltd. 1,500 56,084 59.6
Daiwa House Industry Co. Ltd. 2,500 82,475 87.7
Denso Corp. ............ 1,100 79,745 84.8
ENEOS Holdings, Inc. ...... 43,300 174,596 185.6
FUJIFILM Holdings Corp. .... 1,000 77,277 82.2
Fujitsu Ltd. .............. 500 86,415 91.9
Hirose Electric Co. Ltd. ..... 300 50,169 53.3
Hitachi Ltd. ............. 400 23,050 24.5
Honda Motor Co. Ltd. ...... 3,700 109,438 116.3
Iida Group Holdings Co. Ltd. .. 3,800 93,687 99.6
Isuzu Motors Ltd. ......... 2,100 28,251 30.0
Ito En Ltd. .............. 400 26,642 28.3
JSR Corp. .............. 700 25,389 27.0
Kajima Corp. ............ 10,900 134,209 142.7
KDDI Corp. ............. 6,600 201,828 214.6
Kikkoman Corp. .......... 1,200 98,148 104.3
Lawson, Inc. ............ 1,100 53,196 56.6
Lixil Corp. .............. 5,400 138,725 147.5
Mazda Motor Corp. ........ 24,000 215,863 229.5
McDonald's Holdings Co. Japan
Ltd. ................ 3,000 134,075 142.5
Mitsubishi Electric Corp. ..... 22,500 302,162 321.2

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,900 $ 38,240 40.7%
Mitsubishi UFJ Financial Group,
Inc. ................. 900 4,935 5.2
Mitsui & Co. Ltd. .......... 1,400 32,038 34.1
Mitsui Chemicals, Inc. ...... 5,200 154,616 164.4
Mizuho Financial Group, Inc. .. 14,900 196,650 209.1
NEC Corp. .............. 800 40,962 43.5
NGK Insulators Ltd. ........ 1,400 23,312 24.8
NH Foods Ltd. ........... 500 17,584 18.7
Nippon Express Co. Ltd. .... 1,000 62,594 66.5
Nippon Telegraph & Telephone
Corp. ............... 10,300 288,595 306.8
Nitto Denko Corp. ......... 2,700 210,978 224.3
Nomura Holdings, Inc. ...... 4,100 19,526 20.8
Nomura Research Institute Ltd. 700 28,024 29.8
NSK Ltd. ............... 17,400 116,918 124.3
Osaka Gas Co. Ltd. ........ 12,700 204,698 217.6
Panasonic Corp. .......... 5,700 70,486 74.9
Pola Orbis Holdings, Inc. .... 1,200 25,622 27.2
Recruit Holdings Co. Ltd. .... 1,900 126,386 134.4
Santen Pharmaceutical Co. Ltd. 1,600 22,552 24.0
Secom Co. Ltd. ........... 800 54,538 58.0
Seiko Epson Corp. ........ 2,600 46,296 49.2
Sekisui Chemical Co. Ltd. .... 3,300 54,215 57.6
Sohgo Security Services Co.
Ltd. ................ 1,000 42,784 45.5
Subaru Corp. ............ 2,000 39,230 41.7
Sumitomo Chemical Co. Ltd. .. 25,200 124,143 132.0
Sumitomo Mitsui Financial
Group, Inc. ........... 1,000 32,450 34.5
Suntory Beverage & Food Ltd. 4,600 178,491 189.8
Taisei Corp. ............. 2,200 69,034 73.4
Tokyo Electron Ltd. ........ 200 93,207 99.1
Tokyo Gas Co. Ltd. ........ 11,800 204,765 217.7
TOPPAN, Inc. ............ 3,900 62,954 66.9
Toray Industries, Inc. ....... 23,000 143,325 152.4
Tosoh Corp. ............. 1,800 30,314 32.2
TOTO Ltd. .............. 2,500 120,786 128.4
Toyo Suisan Kaisha Ltd. ..... 1,100 47,398 50.4
Yamaha Motor Co. Ltd. ..... 3,800 105,920 112.6
5,649,769
Netherlands
EXOR NV .............. 1,331 125,554 133.5
Koninklijke Ahold Delhaize NV . 2,213 71,994 76.5
Koninklijke KPN NV ........ 25,165 75,191 79.9
Koninklijke Philips NV ...... 2,589 122,137 129.9
NN Group NV ............ 2,407 128,670 136.8
Randstad NV ............ 3,142 225,745 240.0
Wolters Kluwer NV ........ 417 43,668 46.4
792,959
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,252 50,452 53.7
Norway
Norsk Hydro ASA ......... 3,481 25,570 27.2
Orkla ASA .............. 3,621 35,219 37.4
60,789
Russia
Coca-Cola HBC AG ........ 783 27,139 28.9
Shares Value
% of Basket
Value
Singapore
DBS Group Holdings Ltd. .... 1,500 $ 35,052 37.3%
Oversea-Chinese Banking Corp.
Ltd. ................ 5,900 51,577 54.8
Singapore Telecommunications
Ltd. ................ 26,400 48,978 52.1
United Overseas Bank Ltd. ... 9,300 184,868 196.5
320,475
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 12,350 86,427 91.9
Banco Santander SA ....... 31,738 120,385 128.0
Iberdrola SA ............. 6,169 72,847 77.4
Industria de Diseno Textil SA .. 411 14,888 15.8
Repsol SA .............. 2,278 29,178 31.0
323,725
Sweden
Assa Abloy AB, Class B ..... 792 23,239 24.7
Boliden AB .............. 6,522 229,928 244.4
Lundin Energy AB ......... 1,480 58,450 62.1
Skanska AB, Class B ....... 3,228 82,075 87.3
Swedbank AB, Class A ...... 3,417 74,110 78.8
Swedish Match AB ........ 6,191 54,587 58.0
Telefonaktiebolaget LM Ericsson,
Class B .............. 7,711 84,169 89.5
Telia Co. AB ............. 7,091 27,930 29.7
634,488
Switzerland
Adecco Group AG (Registered) 2,094 105,496 112.2
Geberit AG (Registered) ..... 72 56,229 59.8
Givaudan SA (Registered) ... 66 310,988 330.6
Holcim Ltd. (Registered) ..... 1,636 81,608 86.8
Julius Baer Group Ltd. ...... 372 26,907 28.6
Kuehne + Nagel International AG
(Registered) ........... 954 300,463 319.4
Nestle SA (Registered) ..... 1,311 172,930 183.8
Novartis AG (Registered) .... 3,246 268,485 285.4
Roche Holding AG ........ 202 78,254 83.2
SGS SA (Registered) ....... 55 162,829 173.1
STMicroelectronics NV ..... 549 26,066 27.7
Straumann Holding AG
(Registered) ........... 81 168,618 179.3
Swiss Life Holding AG
(Registered) ........... 428 234,786 249.6
Swisscom AG (Registered) ... 652 355,030 377.4
Zurich Insurance Group AG .. 465 206,098 219.1
2,554,787
United Kingdom
Ashtead Group plc ........ 478 40,061 42.6
Auto Trader Group plc ...... 6,073 50,348 53.5
BAE Systems plc ......... 5,391 40,649 43.2
Barratt Developments plc .... 18,300 166,129 176.6
BP plc ................. 4,752 22,766 24.2
Burberry Group plc ........ 974 25,742 27.4
Coca-Cola Europacific Partners
plc ................. 699 36,802 39.1
Croda International plc ...... 677 87,624 93.2
Experian plc ............. 2,296 105,274 111.9
Intertek Group plc ......... 1,264 84,647 90.0
J Sainsbury plc ........... 5,660 23,183 24.6
Kingfisher plc ............ 34,686 159,195 169.2
Legal & General Group plc ... 5,996 23,647 25.1
Persimmon plc ........... 808 30,105 32.0

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United Kingdom (continued)
Phoenix Group Holdings plc .. 3,115 $ 27,968 29.7%
RELX plc ............... 1,901 58,945 62.7
Rentokil Initial plc ......... 3,083 24,815 26.4
Sage Group plc (The) ...... 5,051 49,124 52.2
United Utilities Group plc .... 5,012 71,236 75.7
WPP plc ............... 27,887 403,100 428.6
1,531,360
United States
ABIOMED, Inc. ........... 184 61,095 64.9
Accenture plc, Class A ...... 1,977 709,328 754.1
Adobe, Inc. ............. 1,144 744,012 791.0
Aflac, Inc. .............. 5,618 301,518 320.6
Agilent Technologies, Inc. .... 3,127 492,471 523.6
Airbnb, Inc., Class A ....... 973 166,052 176.5
Akamai Technologies, Inc. ... 417 43,977 46.8
Align Technology, Inc. ...... 175 109,265 116.2
Ally Financial, Inc. ......... 1,361 64,974 69.1
Alphabet, Inc., Class A ...... 29 85,867 91.3
Amazon.com, Inc. ......... 9 30,352 32.3
AMERCO .............. 213 156,979 166.9
Ameriprise Financial, Inc. .... 216 65,260 69.4
Ansys, Inc. .............. 66 25,052 26.6
Apple, Inc. .............. 2,898 434,120 461.5
Applied Materials, Inc. ...... 2,524 344,905 366.7
Archer-Daniels-Midland Co. .. 4,695 301,607 320.6
Arista Networks, Inc. ....... 264 108,158 115.0
Arrow Electronics, Inc. ...... 2,286 264,605 281.3
Athene Holding Ltd., Class A .. 304 26,451 28.1
Autodesk, Inc. ........... 521 165,475 175.9
AutoZone, Inc. ........... 57 101,736 108.2
Avery Dennison Corp. ...... 705 153,493 163.2
Baker Hughes Co. ......... 6,008 150,681 160.2
Bank of New York Mellon Corp.
(The) ............... 753 44,578 47.4
Berkshire Hathaway, Inc., Class
B .................. 326 93,565 99.5
Best Buy Co., Inc. ......... 655 80,067 85.1
Booz Allen Hamilton Holding
Corp. ............... 1,216 105,622 112.3
Bunge Ltd. .............. 1,248 115,615 122.9
Cadence Design Systems, Inc. 3,809 659,376 701.0
Cardinal Health, Inc. ....... 66 3,155 3.4
CDW Corp. ............. 123 22,958 24.4
Cerner Corp. ............ 3,412 253,477 269.5
CH Robinson Worldwide, Inc. . 1,011 98,057 104.2
Cigna Corp. ............. 33 7,049 7.5
Cintas Corp. ............. 248 107,409 114.2
Citigroup, Inc. ............ 2,398 165,846 176.3
Coca-Cola Co. (The) ....... 3,624 204,285 217.2
Cognex Corp. ............ 817 71,561 76.1
Cognizant Technology Solutions
Corp., Class A ......... 289 22,568 24.0
ConocoPhillips ........... 2,176 162,090 172.3
Consolidated Edison, Inc. .... 863 65,070 69.2
Cooper Cos., Inc. (The) ..... 157 65,456 69.6
Copart, Inc. ............. 504 78,266 83.2
Corteva, Inc. ............ 1,907 82,287 87.5
CSX Corp. .............. 3,236 117,046 124.4
Cummins, Inc. ........... 922 221,133 235.1
CVS Health Corp. ......... 1,913 170,793 181.6
Darden Restaurants, Inc. .... 180 25,945 27.6
DaVita, Inc. ............. 139 14,350 15.3
Deere & Co. ............. 122 41,762 44.4
Dexcom, Inc. ............ 97 60,451 64.3
Shares Value
% of Basket
Value
United States (continued)
Domino's Pizza, Inc. ....... 265 $ 129,577 137.8%
Dover Corp. ............. 164 27,729 29.5
Dropbox, Inc., Class A ...... 11,793 359,569 382.3
DuPont de Nemours, Inc. .... 3,084 214,646 228.2
eBay, Inc. .............. 1,311 100,580 106.9
Ecolab, Inc. ............. 601 133,554 142.0
Edwards Lifesciences Corp. .. 4,995 598,501 636.3
Electronic Arts, Inc. ........ 1,195 167,599 178.2
Eli Lilly & Co. ............ 635 161,773 172.0
Emerson Electric Co. ....... 829 80,421 85.5
EOG Resources, Inc. ....... 604 55,846 59.4
Equifax, Inc. ............. 222 61,589 65.5
Exelon Corp. ............ 2,152 114,465 121.7
Expeditors International of
Washington, Inc. ........ 2,276 280,540 298.2
FactSet Research Systems, Inc. 62 27,521 29.3
Fair Isaac Corp. .......... 438 174,412 185.4
Fastenal Co. ............ 31 1,770 1.9
FedEx Corp. ............ 580 136,607 145.2
Ferguson plc ............ 1,556 234,121 248.9
Fortinet, Inc. ............. 462 155,389 165.2
Fortive Corp. ............ 2,285 172,997 183.9
Garmin Ltd. ............. 2,690 386,284 410.7
Genuine Parts Co. ........ 1,452 190,372 202.4
Gilead Sciences, Inc. ....... 6,777 439,692 467.4
Hartford Financial Services
Group, Inc. (The) ....... 678 49,447 52.6
Henry Schein, Inc. ......... 464 35,426 37.7
Hershey Co. (The) ........ 1,016 178,156 189.4
Hewlett Packard Enterprise Co. 4,179 61,222 65.1
Hologic, Inc. ............. 1,745 127,926 136.0
HP, Inc. ................ 7,105 215,495 229.1
HubSpot, Inc. ............ 37 29,979 31.9
IDEXX Laboratories, Inc. .... 685 456,306 485.1
IHS Markit Ltd. ........... 355 46,406 49.3
Illinois Tool Works, Inc. ...... 1,771 403,558 429.0
Incyte Corp. ............. 1,781 119,291 126.8
Intel Corp. .............. 3,239 158,711 168.7
Interpublic Group of Cos., Inc.
(The) ............... 2,205 80,637 85.7
Intuit, Inc. .............. 860 538,351 572.3
IQVIA Holdings, Inc. ....... 206 53,853 57.2
Jacobs Engineering Group, Inc. 472 66,278 70.5
James Hardie Industries plc,
CDI ................ 11,251 442,009 469.9
JB Hunt Transport Services, Inc. 1,285 253,389 269.4
Johnson & Johnson ........ 430 70,038 74.5
Johnson Controls International
plc ................. 2,506 183,865 195.5
Juniper Networks, Inc. ...... 5,216 153,976 163.7
Keysight Technologies, Inc. ... 1,565 281,731 299.5
Kinder Morgan, Inc. ........ 5,518 92,427 98.3
KKR & Co., Inc. .......... 1,162 92,577 98.4
KLA Corp. .............. 69 25,720 27.3
Knight-Swift Transportation
Holdings, Inc. .......... 2,034 115,307 122.6
Kroger Co. (The) .......... 1,469 58,789 62.5
Laboratory Corp. of America
Holdings ............. 362 103,901 110.5
Lam Research Corp. ....... 348 196,122 208.5
Lennox International, Inc. .... 64 19,154 20.4
LKQ Corp. .............. 1,418 78,103 83.0
Lyft, Inc., Class A ......... 605 27,751 29.5
Marathon Petroleum Corp. ... 809 53,337 56.7
Masco Corp. ............ 383 25,106 26.7

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Masimo Corp. ............ 564 $ 159,917 170.0%
McDonald's Corp. ......... 96 23,573 25.1
Merck & Co., Inc. ......... 1,786 157,257 167.2
Meta Platforms, Inc., Class A . 149 48,212 51.3
MetLife, Inc. ............. 9,838 617,826 656.8
Mettler-Toledo International, Inc. 141 208,804 222.0
Microsoft Corp. ........... 1,948 645,996 686.8
Moderna, Inc. ............ 68 23,474 25.0
Mohawk Industries, Inc. ..... 245 43,416 46.2
Molina Healthcare, Inc. ..... 228 67,424 71.7
Mondelez International, Inc.,
Class A .............. 393 23,871 25.4
Monster Beverage Corp. .... 90 7,650 8.1
Moody's Corp. ........... 68 27,482 29.2
Morgan Stanley .......... 926 95,174 101.2
Mosaic Co. (The) ......... 246 10,226 10.9
NetApp, Inc. ............. 2,109 188,334 200.2
Newell Brands, Inc. ........ 1,073 24,561 26.1
News Corp., Class A ....... 3,213 73,578 78.2
Nordson Corp. ........... 234 59,485 63.2
Northern Trust Corp. ....... 194 23,870 25.4
NVIDIA Corp. ............ 773 197,633 210.1
NVR, Inc. ............... 18 88,106 93.7
Old Dominion Freight Line, Inc. 1,185 404,500 430.0
Omnicom Group, Inc. ....... 1,440 98,035 104.2
O'Reilly Automotive, Inc. .... 53 32,983 35.1
Otis Worldwide Corp. ....... 1,432 115,004 122.3
Owens Corning ........... 623 58,194 61.9
Palo Alto Networks, Inc. ..... 91 46,327 49.2
Pentair plc .............. 331 24,484 26.0
PepsiCo, Inc. ............ 1,029 166,286 176.8
Philip Morris International, Inc. 292 27,606 29.3
Pinterest, Inc., Class A ...... 1,259 56,202 59.7
Pool Corp. .............. 318 163,821 174.2
PPD, Inc. ............... 607 28,632 30.4
Principal Financial Group, Inc. . 690 46,292 49.2
Prudential Financial, Inc. .... 1,070 117,754 125.2
PTC, Inc. ............... 753 95,895 101.9
Qualcomm, Inc. .......... 1,422 189,183 201.1
Quest Diagnostics, Inc. ..... 1,290 189,346 201.3
Raymond James Financial, Inc. 643 63,393 67.4
Robert Half International, Inc. . 1,421 160,672 170.8
Rockwell Automation, Inc. .... 131 41,841 44.5
Roku, Inc. .............. 57 17,379 18.5
Ross Stores, Inc. ......... 685 77,542 82.4
Schlumberger NV ......... 9,882 318,793 338.9
Sealed Air Corp. .......... 2,259 134,004 142.5
ServiceNow, Inc. .......... 633 441,682 469.6
Starbucks Corp. .......... 856 90,796 96.5
Stellantis NV ............ 1,245 24,856 26.4
Stryker Corp. ............ 178 47,360 50.3
SVB Financial Group ....... 239 171,459 182.3
Swiss Re AG ............ 212 20,538 21.8
Synchrony Financial ....... 1,158 53,789 57.2
Synopsys, Inc. ........... 925 308,192 327.6
Sysco Corp. ............. 592 45,525 48.4
T. Rowe Price Group, Inc. .... 228 49,449 52.6
Target Corp. ............. 418 108,521 115.4
Teradyne, Inc. ........... 178 24,607 26.2
Texas Instruments, Inc. ..... 716 134,236 142.7
Tractor Supply Co. ........ 225 48,863 51.9
Travelers Cos., Inc. (The) .... 163 26,223 27.9
Trimble, Inc. ............. 2,585 225,851 240.1
Tyson Foods, Inc., Class A ... 938 75,012 79.7
UGI Corp. .............. 7,117 308,949 328.5
Shares Value
% of Basket
Value
United States (continued)
Ulta Beauty, Inc. .......... 65 $ 23,878 25.4%
United Parcel Service, Inc., Class
B .................. 305 65,108 69.2
Vail Resorts, Inc. .......... 72 24,819 26.4
Veeva Systems, Inc., Class A . 759 240,611 255.8
Verizon Communications, Inc. . 5,807 307,713 327.1
Vertex Pharmaceuticals, Inc. .. 165 30,513 32.4
ViacomCBS, Inc. .......... 848 30,715 32.7
VMware, Inc., Class A ...... 965 146,391 155.6
Walgreens Boots Alliance, Inc. 1,536 72,223 76.8
Walmart, Inc. ............ 717 107,134 113.9
Waters Corp. ............ 425 156,209 166.1
West Pharmaceutical Services,
Inc. ................. 5 2,149 2.3
Western Union Co. (The) .... 2,940 53,567 56.9
Whirlpool Corp. ........... 401 84,543 89.9
WW Grainger, Inc. ......... 191 88,454 94.0
Xilinx, Inc. .............. 127 22,860 24.3
Yum! Brands, Inc. ......... 929 116,069 123.4
Zebra Technologies Corp., Class
A .................. 448 239,210 254.3
27,075,279
Total Reference Entity — Long ............ 45,383,992
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (115) (170,317) (181.1)
Australia
Afterpay Ltd. ............ (1,903) (176,293) (187.4)
APA Group .............. (14,187) (88,025) (93.6)
Australia & New Zealand Banking
Group Ltd. ............ (8,247) (175,500) (186.6)
Crown Resorts Ltd. ........ (12,659) (95,424) (101.5)
Evolution Mining Ltd. ....... (26,493) (71,927) (76.5)
Fortescue Metals Group Ltd. .. (6,601) (68,783) (73.1)
Glencore plc ............ (30,658) (153,308) (163.0)
Magellan Financial Group Ltd. . (924) (24,307) (25.8)
National Australia Bank Ltd. .. (2,409) (52,376) (55.7)
Newcrest Mining Ltd. ....... (7,639) (143,123) (152.2)
Northern Star Resources Ltd. . (15,043) (104,140) (110.7)
Transurban Group ......... (9,705) (98,886) (105.1)
WiseTech Global Ltd. ....... (282) (10,991) (11.7)
Woodside Petroleum Ltd. .... (4,310) (75,346) (80.1)
Woolworths Group Ltd. ..... (3,088) (88,949) (94.6)
(1,427,378)
Belgium
Anheuser-Busch InBev SA/NV (3,826) (234,026) (248.8)
Elia Group SA/NV ......... (289) (33,716) (35.9)
Sofina SA .............. (99) (43,808) (46.6)
(311,550)
Bermuda
RenaissanceRe Holdings Ltd. . (351) (49,772) (52.9)
Brazil
Yara International ASA ...... (1,175) (61,409) (65.3)
Chile
Antofagasta plc ........... (3,147) (61,383) (65.3)
China
Budweiser Brewing Co. APAC
Ltd. ................ (58,000) (159,083) (169.1)
Futu Holdings Ltd., ADR ..... (1,691) (90,502) (96.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
China (continued)
Prosus NV .............. (1,108) $ (97,596) (103.8) %
(347,181)
Denmark
Ambu A/S, Class B ........ (2,197) (62,542) (66.5)
Chr Hansen Holding A/S .... (603) (47,977) (51.0)
Danske Bank A/S ......... (2,542) (43,015) (45.7)
Demant A/S ............. (1,412) (68,451) (72.8)
GN Store Nord A/S ........ (1,390) (84,466) (89.8)
Orsted A/S .............. (119) (16,808) (17.9)
Rockwool International A/S,
Class B .............. (85) (38,872) (41.3)
Vestas Wind Systems A/S ... (2,560) (110,668) (117.7)
(472,799)
Finland
Fortum OYJ ............. (2,941) (87,466) (93.0)
Kone OYJ, Class B ........ (263) (17,936) (19.1)
(105,402)
France
Accor SA ............... (4,250) (152,092) (161.7)
Adevinta ASA ............ (5,256) (86,820) (92.3)
Aeroports de Paris ........ (1,175) (156,774) (166.7)
Air Liquide SA ........... (330) (55,096) (58.6)
Alstom SA .............. (628) (22,381) (23.8)
Atos SE ................ (1,449) (75,598) (80.4)
Bollore SA .............. (14,710) (85,497) (90.9)
Bouygues SA ............ (4,387) (177,741) (189.0)
Edenred ............... (526) (28,462) (30.3)
Eiffage SA .............. (269) (27,687) (29.4)
Getlink SE .............. (1,456) (22,409) (23.8)
LVMH Moet Hennessy Louis
Vuitton SE ............ (406) (318,353) (338.4)
Orpea SA .............. (233) (24,338) (25.9)
Remy Cointreau SA ........ (265) (53,533) (56.9)
Renault SA ............. (1,853) (66,771) (71.0)
Safran SA .............. (391) (52,625) (55.9)
Ubisoft Entertainment SA .... (345) (18,066) (19.2)
Veolia Environnement SA .... (900) (29,393) (31.2)
Vinci SA ............... (1,748) (186,879) (198.7)
Vivendi SE .............. (616) (7,936) (8.4)
Worldline SA ............ (1,829) (106,660) (113.4)
(1,755,111)
Germany
adidas AG .............. (348) (113,901) (121.1)
Beiersdorf AG ............ (304) (32,325) (34.4)
Brenntag SE ............ (485) (46,142) (49.0)
Continental AG ........... (2,556) (300,513) (319.5)
Deutsche Lufthansa AG
(Registered) ........... (5,090) (33,647) (35.8)
Deutsche Telekom AG
(Registered) ........... (3,988) (74,165) (78.8)
Fresenius Medical Care AG &
Co. KGaA ............ (1,287) (85,494) (90.9)
Fresenius SE & Co. KGaA ... (952) (43,272) (46.0)
HelloFresh SE ........... (674) (54,620) (58.1)
Infineon Technologies AG .... (239) (11,193) (11.9)
Knorr-Bremse AG ......... (347) (36,623) (38.9)
Lanxess AG ............. (977) (65,833) (70.0)
Merck KGaA ............ (221) (52,228) (55.5)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) (69) (20,430) (21.7)
Shares Value
% of Basket
Value
Germany (continued)
Porsche Automobil Holding SE
(Preference) .......... (1,060) $ (110,321) (117.3) %
Siemens Healthineers AG .... (1,400) (93,108) (99.0)
TeamViewer AG .......... (2,213) (33,030) (35.1)
Telefonica Deutschland Holding
AG ................. (53,777) (140,112) (149.0)
Uniper SE .............. (563) (24,888) (26.5)
Zalando SE ............. (377) (35,619) (37.9)
(1,407,464)
Hong Kong
CK Infrastructure Holdings Ltd. (32,500) (195,942) (208.3)
HK Electric Investments & HK
Electric Investments Ltd. .. (195,500) (194,734) (207.0)
HKT Trust & HKT Ltd. ...... (104,000) (141,131) (150.1)
Jardine Matheson Holdings Ltd. (2,100) (121,975) (129.7)
Melco Resorts & Entertainment
Ltd., ADR ............ (8,443) (91,438) (97.2)
(745,220)
Ireland
Kerry Group plc, Class A .... (1,287) (172,730) (183.6)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (2,601) (22,733) (24.2)
Wix.com Ltd. ............ (174) (32,357) (34.4)
(55,090)
Italy
Ferrari NV .............. (137) (32,508) (34.6)
Moncler SpA ............ (930) (66,927) (71.1)
(99,435)
Japan
Acom Co. Ltd. ........... (10,000) (33,351) (35.5)
Aeon Co. Ltd. ............ (800) (18,404) (19.6)
Asahi Group Holdings Ltd. ... (800) (36,304) (38.6)
Bandai Namco Holdings, Inc. . (1,100) (84,060) (89.4)
Central Japan Railway Co. ... (1,400) (207,677) (220.8)
Cosmos Pharmaceutical Corp. (300) (45,845) (48.7)
Daiichi Sankyo Co. Ltd. ..... (1,100) (27,756) (29.5)
East Japan Railway Co. ..... (1,800) (112,116) (119.2)
Eisai Co. Ltd. ............ (300) (21,257) (22.6)
Fast Retailing Co. Ltd. ...... (200) (132,764) (141.1)
GMO Payment Gateway, Inc. . (1,000) (126,696) (134.7)
Hamamatsu Photonics KK ... (400) (23,741) (25.2)
Hikari Tsushin, Inc. ........ (100) (15,415) (16.4)
Inpex Corp. ............. (8,400) (70,050) (74.5)
Japan Exchange Group, Inc. .. (900) (21,310) (22.7)
Japan Post Bank Co. Ltd. .... (8,100) (63,196) (67.2)
Japan Post Insurance Co. Ltd. (1,700) (27,582) (29.3)
JFE Holdings, Inc. ......... (3,100) (47,369) (50.4)
Keio Corp. .............. (1,100) (55,526) (59.0)
Keisei Electric Railway Co. Ltd. (600) (19,309) (20.5)
Keyence Corp. ........... (500) (301,807) (320.9)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (24,020) (25.5)
Kobe Bussan Co. Ltd. ...... (7,300) (251,461) (267.3)
Koei Tecmo Holdings Co. Ltd. . (650) (30,256) (32.2)
Koito Manufacturing Co. Ltd. .. (400) (22,695) (24.1)
Komatsu Ltd. ............ (1,600) (41,906) (44.6)
Kose Corp. ............. (800) (92,901) (98.8)
Kubota Corp. ............ (4,500) (95,864) (101.9)
Lasertec Corp. ........... (700) (151,841) (161.4)
Lion Corp. .............. (1,200) (19,985) (21.2)
Makita Corp. ............ (2,400) (111,389) (118.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Mercari, Inc. ............. (2,100) $ (113,630) (120.8) %
MISUMI Group, Inc. ........ (900) (37,641) (40.0)
Mitsubishi Corp. .......... (6,000) (190,788) (202.8)
Mitsubishi HC Capital, Inc. ... (5,300) (26,575) (28.3)
Murata Manufacturing Co. Ltd. (1,600) (118,686) (126.2)
Nexon Co. Ltd. ........... (2,800) (47,659) (50.7)
Nidec Corp. ............. (600) (66,455) (70.6)
Nihon M&A Center Holdings,
Inc. ................. (4,400) (135,099) (143.6)
Nippon Sanso Holdings Corp. . (5,600) (132,208) (140.6)
Nippon Shinyaku Co. Ltd. .... (500) (40,058) (42.6)
Nippon Steel Corp. ........ (4,000) (70,131) (74.6)
Nissan Motor Co. Ltd. ...... (4,700) (23,922) (25.4)
Odakyu Electric Railway Co. Ltd. (8,000) (173,435) (184.4)
Oji Holdings Corp. ......... (3,600) (17,844) (19.0)
Oriental Land Co. Ltd. ...... (200) (31,588) (33.6)
Otsuka Corp. ............ (2,000) (98,513) (104.7)
PeptiDream, Inc. .......... (5,000) (120,861) (128.5)
Pigeon Corp. ............ (5,100) (118,097) (125.6)
Rakuten Group, Inc. ....... (7,000) (76,636) (81.5)
Ryohin Keikaku Co. Ltd. ..... (4,300) (84,737) (90.1)
SCSK Corp. ............. (3,600) (72,854) (77.5)
Sekisui House Ltd. ........ (1,200) (24,949) (26.5)
Shimano, Inc. ............ (100) (27,901) (29.7)
Shin-Etsu Chemical Co. Ltd. .. (800) (142,666) (151.7)
Shiseido Co. Ltd. ......... (600) (40,036) (42.6)
SMC Corp. .............. (100) (59,677) (63.4)
SoftBank Corp. ........... (2,000) (27,299) (29.0)
SoftBank Group Corp. ...... (2,600) (140,757) (149.6)
Square Enix Holdings Co. Ltd. . (1,500) (82,170) (87.4)
SUMCO Corp. ........... (3,200) (61,148) (65.0)
Sumitomo Electric Industries
Ltd. ................ (15,700) (208,384) (221.5)
Takeda Pharmaceutical Co. Ltd. (10,500) (294,691) (313.3)
TIS, Inc. ............... (4,900) (133,490) (141.9)
Tobu Railway Co. Ltd. ...... (3,500) (87,142) (92.6)
Toho Co. Ltd. ............ (1,600) (75,175) (79.9)
Tokyo Century Corp. ....... (600) (34,354) (36.5)
Tokyo Electric Power Co.
Holdings, Inc. .......... (9,800) (27,146) (28.9)
Tokyu Corp. ............. (4,800) (67,671) (71.9)
Toyota Motor Corp. ........ (6,000) (105,865) (112.5)
Unicharm Corp. .......... (1,000) (40,443) (43.0)
West Japan Railway Co. .... (2,300) (108,573) (115.4)
Z Holdings Corp. .......... (7,900) (49,043) (52.1)
(5,969,850)
Jordan
Hikma Pharmaceuticals plc ... (2,453) (80,856) (86.0)
Luxembourg
ArcelorMittal SA .......... (5,854) (197,983) (210.5)
Macau
SJM Holdings Ltd. ......... (25,000) (18,593) (19.8)
Netherlands
ABN AMRO Bank NV, CVA ... (4,692) (69,009) (73.4)
Aegon NV .............. (9,136) (46,340) (49.3)
ASM International NV ...... (204) (92,327) (98.1)
ASML Holding NV ......... (231) (187,780) (199.6)
Heineken NV ............ (279) (30,882) (32.8)
JDE Peet's NV ........... (5,023) (146,264) (155.5)
Universal Music Group NV ... (616) (17,884) (19.0)
(590,486)
Shares Value
% of Basket
Value
New Zealand
Xero Ltd. ............... (1,064) $ (121,320) (129.0) %
Norway
Schibsted ASA, Class A ..... (994) (47,647) (50.6)
Singapore
Keppel Corp. Ltd. ......... (55,100) (219,882) (233.8)
Venture Corp. Ltd. ......... (11,000) (153,651) (163.3)
(373,533)
Spain
Aena SME SA ........... (641) (105,276) (111.9)
Amadeus IT Group SA ...... (347) (23,214) (24.7)
Cellnex Telecom SA ....... (6,181) (380,130) (404.1)
EDP Renovaveis SA ....... (3,879) (108,067) (114.9)
Ferrovial SA ............. (1,570) (49,562) (52.7)
Grifols SA .............. (3,993) (91,372) (97.1)
Naturgy Energy Group SA ... (365) (9,591) (10.2)
Siemens Gamesa Renewable
Energy SA ............ (2,260) (61,326) (65.2)
(828,538)
Sweden
Embracer Group AB ....... (9,210) (85,898) (91.3)
EQT AB ................ (2,573) (135,905) (144.5)
Essity AB, Class B ........ (1,228) (39,777) (42.3)
Nibe Industrier AB, Class B ... (8,260) (122,856) (130.6)
Sinch AB ............... (3,164) (60,226) (64.0)
Skandinaviska Enskilda Banken
AB, Class A ........... (5,472) (85,570) (91.0)
Volvo AB, Class B ......... (6,902) (160,949) (171.1)
(691,181)
Switzerland
ABB Ltd. (Registered) ...... (13,217) (437,261) (464.9)
Alcon, Inc. .............. (639) (52,985) (56.3)
Banque Cantonale Vaudoise
(Registered) ........... (2,836) (228,333) (242.7)
Cie Financiere Richemont SA
(Registered) ........... (941) (116,449) (123.8)
Credit Suisse Group AG
(Registered) ........... (16,686) (173,563) (184.5)
EMS-Chemie Holding AG
(Registered) ........... (68) (67,451) (71.7)
Logitech International SA
(Registered) ........... (268) (22,419) (23.8)
Lonza Group AG (Registered) . (555) (456,099) (484.9)
Sika AG (Registered) ....... (132) (44,719) (47.5)
Temenos AG (Registered) ... (9) (1,378) (1.5)
Vifor Pharma AG .......... (1,260) (162,699) (173.0)
(1,763,356)
Taiwan
Sea Ltd., ADR ........... (530) (182,092) (193.6)
United Kingdom
Associated British Foods plc .. (2,380) (58,205) (61.9)
Halma plc .............. (3,850) (156,130) (166.0)
Hargreaves Lansdown plc ... (2,140) (45,032) (47.9)
Informa plc .............. (2,727) (19,400) (20.6)
Johnson Matthey plc ....... (620) (23,173) (24.6)
Liberty Global plc, Class C ... (2,268) (65,409) (69.5)
Linde plc ............... (982) (313,454) (333.2)
Melrose Industries plc ...... (30,050) (64,834) (68.9)
NatWest Group plc ........ (9,529) (28,732) (30.5)
Next plc ................ (204) (22,234) (23.6)
Ocado Group plc ......... (3,116) (76,905) (81.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United Kingdom (continued)
Prudential plc ............ (2,734) $ (55,795) (59.3) %
Rolls-Royce Holdings plc .... (37,254) (67,237) (71.5)
Smith & Nephew plc ....... (1,259) (21,743) (23.1)
SSE plc ................ (3,101) (69,833) (74.2)
Unilever plc ............. (801) (42,887) (45.6)
Vodafone Group plc ........ (157,935) (232,773) (247.5)
Whitbread plc ............ (500) (22,369) (23.8)
(1,386,145)
United States
AbbVie, Inc. ............. (219) (25,113) (26.7)
Air Products & Chemicals, Inc. (1,530) (458,709) (487.7)
Albemarle Corp. .......... (98) (24,546) (26.1)
Altria Group, Inc. .......... (881) (38,861) (41.3)
AMC Entertainment Holdings,
Inc., Class A ........... (993) (35,122) (37.3)
Amcor plc .............. (8,652) (104,430) (111.0)
Ameren Corp. ............ (3,921) (330,501) (351.4)
American Electric Power Co.,
Inc. ................. (1,651) (139,856) (148.7)
American Express Co. ...... (215) (37,363) (39.7)
American Financial Group, Inc. (257) (34,962) (37.2)
AMETEK, Inc. ........... (649) (85,928) (91.4)
Amphenol Corp., Class A .... (4,121) (316,369) (336.3)
Anthem, Inc. ............ (382) (166,220) (176.7)
Apollo Global Management, Inc. (2,280) (175,446) (186.5)
Aptiv plc ............... (826) (142,807) (151.8)
Aramark ............... (2,734) (99,736) (106.0)
Arthur J Gallagher & Co. .... (532) (89,200) (94.8)
AT&T, Inc. .............. (2,185) (55,193) (58.7)
Avalara, Inc. ............. (279) (50,120) (53.3)
Ball Corp. .............. (529) (48,393) (51.5)
Baxter International, Inc. .... (276) (21,793) (23.2)
BioMarin Pharmaceutical, Inc. . (1,074) (85,093) (90.5)
Bio-Rad Laboratories, Inc., Class
A .................. (63) (50,065) (53.2)
Black Knight, Inc. ......... (1,367) (95,840) (101.9)
Blackstone, Inc. .......... (853) (118,072) (125.5)
Boeing Co. (The) ......... (597) (123,597) (131.4)
Boston Beer Co., Inc. (The),
Class A .............. (174) (85,692) (91.1)
Boston Scientific Corp. ...... (1,149) (49,556) (52.7)
Broadcom, Inc. ........... (1,000) (531,670) (565.2)
Brown & Brown, Inc. ....... (1,208) (76,237) (81.1)
Burlington Stores, Inc. ...... (506) (139,803) (148.6)
Caesars Entertainment, Inc. .. (2,891) (316,449) (336.4)
Campbell Soup Co. ........ (2,719) (108,624) (115.5)
Carlyle Group, Inc. (The) .... (904) (50,760) (54.0)
CarMax, Inc. ............ (198) (27,110) (28.8)
Carnival Corp. ........... (15,106) (334,749) (355.9)
Carvana Co. ............ (548) (166,143) (176.6)
Catalent, Inc. ............ (605) (83,405) (88.7)
Centene Corp. ........... (1,037) (73,876) (78.5)
CenterPoint Energy, Inc. .... (960) (24,998) (26.6)
Ceridian HCM Holding, Inc. .. (2,753) (344,813) (366.6)
CF Industries Holdings, Inc. .. (687) (39,022) (41.5)
Charles Schwab Corp. (The) .. (1,634) (134,037) (142.5)
Charter Communications, Inc.,
Class A .............. (293) (197,743) (210.2)
Cheniere Energy, Inc. ...... (1,107) (114,464) (121.7)
Chevron Corp. ........... (5,526) (632,672) (672.6)
Chewy, Inc., Class A ....... (633) (47,981) (51.0)
Chipotle Mexican Grill, Inc. ... (12) (21,348) (22.7)
Church & Dwight Co., Inc. ... (4,544) (396,964) (422.0)
Cisco Systems, Inc. ........ (2,923) (163,600) (173.9)
Shares Value
% of Basket
Value
United States (continued)
Clarivate plc ............. (7,374) $ (172,920) (183.8) %
Clorox Co. (The) .......... (1,733) (282,496) (300.3)
Cloudflare, Inc., Class A ..... (1,201) (233,859) (248.6)
CME Group, Inc. .......... (1,151) (253,853) (269.9)
CMS Energy Corp. ........ (1,361) (82,136) (87.3)
Colgate-Palmolive Co. ...... (538) (40,990) (43.6)
Conagra Brands, Inc. ....... (768) (24,730) (26.3)
Constellation Brands, Inc., Class
A .................. (691) (149,816) (159.3)
CoStar Group, Inc. ........ (1,400) (120,470) (128.1)
Costco Wholesale Corp. ..... (50) (24,577) (26.1)
CyberArk Software Ltd. ..... (523) (94,198) (100.1)
Datadog, Inc., Class A ...... (1,362) (227,522) (241.9)
Dell Technologies, Inc., Class C (310) (34,097) (36.3)
Delta Air Lines, Inc. ........ (1,500) (58,695) (62.4)
Discovery, Inc., Class A ..... (1,431) (33,543) (35.7)
DISH Network Corp., Class A . (3,761) (154,464) (164.2)
Dollar General Corp. ....... (812) (179,874) (191.2)
Dollar Tree, Inc. .......... (227) (24,462) (26.0)
Dow, Inc. ............... (1,141) (63,862) (67.9)
DR Horton, Inc. ........... (758) (67,667) (71.9)
DraftKings, Inc., Class A ..... (1,721) (80,181) (85.2)
Eastman Chemical Co. ..... (214) (22,262) (23.7)
Eaton Corp. plc ........... (549) (90,453) (96.2)
Elanco Animal Health, Inc. ... (1,177) (38,700) (41.1)
Enphase Energy, Inc. ....... (556) (128,786) (136.9)
Erie Indemnity Co., Class A .. (1,065) (219,188) (233.0)
Etsy, Inc. ............... (102) (25,570) (27.2)
Evergy, Inc. ............. (1,971) (125,651) (133.6)
Exact Sciences Corp. ...... (987) (93,982) (99.9)
Expedia Group, Inc. ........ (301) (49,487) (52.6)
Exxon Mobil Corp. ......... (3,128) (201,662) (214.4)
FirstEnergy Corp. ......... (3,620) (139,479) (148.3)
Fiserv, Inc. .............. (2,838) (279,515) (297.2)
FleetCor Technologies, Inc. ... (471) (116,530) (123.9)
Franklin Resources, Inc. ..... (2,299) (72,395) (77.0)
Freeport-McMoRan, Inc. .... (975) (36,777) (39.1)
General Mills, Inc. ......... (4,553) (281,375) (299.1)
General Motors Co. ........ (663) (36,087) (38.4)
Global Payments, Inc. ...... (479) (68,492) (72.8)
Guidewire Software, Inc. .... (259) (32,564) (34.6)
Halliburton Co. ........... (3,890) (97,211) (103.4)
Hasbro, Inc. ............. (478) (45,773) (48.7)
HCA Healthcare, Inc. ....... (685) (171,565) (182.4)
HEICO Corp., Class A ...... (1,188) (163,361) (173.7)
Hilton Worldwide Holdings, Inc. (800) (115,160) (122.4)
Honeywell International, Inc. .. (357) (78,047) (83.0)
Horizon Therapeutics plc .... (1,283) (153,845) (163.6)
Hormel Foods Corp. ....... (923) (39,061) (41.5)
Howmet Aerospace, Inc. .... (2,810) (83,429) (88.7)
Humana, Inc. ............ (224) (103,748) (110.3)
Huntington Ingalls Industries,
Inc. ................. (100) (20,273) (21.6)
IAC/InterActiveCorp ........ (975) (148,561) (157.9)
Ingersoll Rand, Inc. ........ (985) (52,954) (56.3)
Insulet Corp. ............ (68) (21,081) (22.4)
International Business Machines
Corp. ............... (366) (45,787) (48.7)
IPG Photonics Corp. ....... (338) (53,745) (57.1)
J M Smucker Co. (The) ..... (437) (53,690) (57.1)
Jack Henry & Associates, Inc. . (294) (48,945) (52.0)
Kellogg Co. ............. (757) (46,404) (49.3)
Keurig Dr Pepper, Inc. ...... (6,235) (225,021) (239.2)
Kimberly-Clark Corp. ....... (1,077) (139,461) (148.3)
Lamb Weston Holdings, Inc. .. (5,246) (296,137) (314.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Las Vegas Sands Corp. ..... (6,569) $ (254,943) (271.0) %
Lear Corp. .............. (190) (32,651) (34.7)
Leidos Holdings, Inc. ....... (73) (7,299) (7.8)
Lennar Corp., Class A ...... (418) (41,771) (44.4)
Liberty Broadband Corp., Class
C .................. (2,528) (410,674) (436.6)
Liberty Media Corp-Liberty
Formula One, Class C .... (495) (27,621) (29.4)
Live Nation Entertainment, Inc. (709) (71,715) (76.2)
M&T Bank Corp. .......... (172) (25,305) (26.9)
MarketAxess Holdings, Inc. .. (116) (47,406) (50.4)
Marriott International, Inc., Class
A .................. (2,626) (420,212) (446.7)
Martin Marietta Materials, Inc. . (572) (224,704) (238.9)
Match Group, Inc. ......... (621) (93,634) (99.5)
Medtronic plc ............ (3,416) (409,442) (435.3)
MGM Resorts International ... (710) (33,484) (35.6)
Microchip Technology, Inc. ... (2,806) (207,897) (221.0)
Neurocrine Biosciences, Inc. .. (217) (22,874) (24.3)
Newmont Corp. .......... (1,133) (61,182) (65.0)
NextEra Energy, Inc. ....... (1,146) (97,788) (104.0)
Norfolk Southern Corp. ..... (101) (29,598) (31.5)
Novavax, Inc. ............ (109) (16,222) (17.2)
NRG Energy, Inc. ......... (2,133) (85,085) (90.5)
Nucor Corp. ............. (1,525) (170,266) (181.0)
Oak Street Health, Inc. ...... (4,743) (224,012) (238.2)
Occidental Petroleum Corp. .. (924) (30,982) (32.9)
PACCAR, Inc. ........... (698) (62,555) (66.5)
Packaging Corp. of America .. (284) (39,013) (41.5)
Paycom Software, Inc. ...... (151) (82,725) (88.0)
PayPal Holdings, Inc. ...... (369) (85,826) (91.2)
Peloton Interactive, Inc., Class A (1,437) (131,399) (139.7)
PerkinElmer, Inc. ......... (348) (61,558) (65.4)
Pinnacle West Capital Corp. .. (513) (33,083) (35.2)
Pioneer Natural Resources Co. (239) (44,688) (47.5)
Plug Power, Inc. .......... (6,102) (233,524) (248.3)
PPG Industries, Inc. ....... (746) (119,785) (127.3)
PPL Corp. .............. (2,809) (80,899) (86.0)
Progressive Corp. (The) ..... (2,061) (195,548) (207.9)
Public Service Enterprise Group,
Inc. ................. (933) (59,525) (63.3)
Regeneron Pharmaceuticals,
Inc. ................. (184) (117,749) (125.2)
Republic Services, Inc. ..... (4,023) (541,496) (575.7)
ResMed, Inc. ............ (366) (96,225) (102.3)
Roper Technologies, Inc. .... (546) (266,377) (283.2)
Royal Caribbean Cruises Ltd. . (282) (23,809) (25.3)
Royalty Pharma plc, Class A .. (755) (29,845) (31.7)
RPM International, Inc. ..... (2,476) (215,907) (229.5)
S&P Global, Inc. .......... (214) (101,470) (107.9)
salesforce.com, Inc. ....... (294) (88,109) (93.7)
Schneider Electric SE ...... (1,178) (203,109) (215.9)
SEI Investments Co. ....... (1,242) (78,296) (83.2)
Sensata Technologies Holding
plc ................. (374) (20,607) (21.9)
Sirius XM Holdings, Inc. ..... (3,187) (19,409) (20.6)
Snap-on, Inc. ............ (205) (41,662) (44.3)
Snowflake, Inc., Class A ..... (312) (110,398) (117.4)
SolarEdge Technologies, Inc. . (465) (164,926) (175.3)
Southern Co. (The) ........ (3,573) (222,669) (236.7)
Southwest Airlines Co. ...... (2,466) (116,592) (124.0)
Square, Inc., Class A ....... (338) (86,021) (91.5)
SS&C Technologies Holdings,
Inc. ................. (762) (60,556) (64.4)
Sunrun, Inc. ............. (5,624) (324,392) (344.9)
Shares Value
% of Basket
Value
United States (continued)
Take-Two Interactive Software,
Inc. ................. (312) $ (56,472) (60.0) %
TE Connectivity Ltd. ....... (888) (129,648) (137.8)
Teladoc Health, Inc. ........ (1,535) (229,621) (244.1)
Teleflex, Inc. ............. (255) (91,020) (96.8)
Tenaris SA .............. (5,027) (55,982) (59.5)
Tesla, Inc. .............. (162) (180,468) (191.9)
Thermo Fisher Scientific, Inc. . (79) (50,013) (53.2)
TJX Cos., Inc. (The) ....... (1,897) (124,235) (132.1)
T-Mobile US, Inc. ......... (1,856) (213,496) (227.0)
Trade Desk, Inc. (The), Class A (322) (24,121) (25.6)
Tradeweb Markets, Inc., Class A (300) (26,730) (28.4)
Twilio, Inc., Class A ........ (132) (38,459) (40.9)
Twitter, Inc. ............. (1,066) (57,074) (60.7)
Union Pacific Corp. ........ (727) (175,498) (186.6)
UnitedHealth Group, Inc. .... (1,299) (598,151) (635.9)
US Bancorp ............. (1,285) (77,575) (82.5)
Valero Energy Corp. ....... (1,523) (117,774) (125.2)
Viatris, Inc. .............. (6,220) (83,037) (88.3)
Vimeo, Inc. ............. (1) (34) (0.0)
Visa, Inc., Class A ......... (3,829) (810,867) (862.1)
Vistra Corp. ............. (7,305) (143,105) (152.1)
Vulcan Materials Co. ....... (191) (36,313) (38.6)
Walt Disney Co. (The) ...... (814) (137,623) (146.3)
Waste Connections, Inc. ..... (1,439) (195,718) (208.1)
Waste Management, Inc. .... (1,546) (247,716) (263.4)
Wayfair, Inc., Class A ....... (487) (121,312) (129.0)
WEC Energy Group, Inc. .... (316) (28,459) (30.3)
Wells Fargo & Co. ......... (183) (9,362) (10.0)
Westinghouse Air Brake
Technologies Corp. ...... (1,001) (90,821) (96.6)
Willis Towers Watson plc .... (779) (188,736) (200.7)
Wynn Resorts Ltd. ........ (1,325) (118,985) (126.5)
Xcel Energy, Inc. .......... (1,157) (74,731) (79.5)
Zendesk, Inc. ............ (428) (43,570) (46.3)
Zimmer Biomet Holdings, Inc. . (449) (64,261) (68.3)
Zoom Video Communications,
Inc., Class A ........... (393) (107,937) (114.8)
Zscaler, Inc. ............. (185) (58,989) (62.7)
(25,796,109)
Total Reference Entity — Short ............ (45,289,930)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ 94,062
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
October 31, 2021, expiration dates 02/24/23-02/27/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 3,557 123,762 91.0
ASX Ltd. ............... 2,498 157,094 115.5
Aurizon Holdings Ltd. ...... 86,527 220,597 162.2
Brambles Ltd. ............ 15,678 118,944 87.5
Cochlear Ltd. ............ 1,147 191,850 141.1
Coles Group Ltd. ......... 17,135 222,052 163.3
Endeavour Group Ltd. ...... 4,383 22,522 16.6
Ramsay Health Care Ltd. .... 507 27,097 19.9
Sonic Healthcare Ltd. ...... 5,462 165,742 121.9
Tabcorp Holdings Ltd. ...... 15,805 59,511 43.8
1,309,171

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Austria
Mondi plc ............... 486 $ 12,137 8.9%
OMV AG ............... 786 47,587 35.0
Raiffeisen Bank International AG 1,274 37,226 27.4
voestalpine AG ........... 144 5,469 4.0
102,419
Belgium
Etablissements Franz Colruyt
NV ................. 1,606 78,852 58.0
Proximus SADP .......... 1,774 33,407 24.6
UCB SA ............... 487 58,209 42.8
170,468
Brazil
Wheaton Precious Metals Corp. 953 38,471 28.3
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. 2,057 77,154 56.7
Bank of Montreal ......... 2,014 218,666 160.8
Bank of Nova Scotia (The) ... 941 61,694 45.4
Canadian Imperial Bank of
Commerce ........... 222 26,937 19.8
Canadian Tire Corp. Ltd., Class
A .................. 465 66,045 48.6
CGI, Inc. ............... 237 21,172 15.6
Constellation Software, Inc. .. 85 149,381 109.9
Hydro One Ltd. ........... 903 21,575 15.9
Intact Financial Corp. ....... 866 116,094 85.4
Loblaw Cos. Ltd. .......... 407 30,611 22.5
Magna International, Inc. .... 671 54,581 40.1
Manulife Financial Corp. ..... 1,876 36,547 26.9
Power Corp. of Canada ..... 4,963 165,300 121.6
Royal Bank of Canada ...... 7 729 0.5
Sun Life Financial, Inc. ...... 706 40,235 29.6
Suncor Energy, Inc. ........ 1,102 28,984 21.3
Thomson Reuters Corp. ..... 2,210 265,839 195.5
TMX Group Ltd. .......... 193 20,895 15.4
1,402,439
China
BOC Hong Kong Holdings Ltd. 120,000 380,261 279.6
NXP Semiconductors NV .... 106 21,291 15.7
401,552
Denmark
AP Moller - Maersk A/S, Class B 28 81,143 59.7
Coloplast A/S, Class B ...... 1,187 193,858 142.6
Novo Nordisk A/S, Class B ... 632 69,302 51.0
Novozymes A/S, Class B .... 746 54,875 40.3
Pandora A/S ............ 5 700 0.5
399,878
Finland
Elisa OYJ .............. 1,327 80,085 58.9
Kesko OYJ, Class B ....... 819 26,654 19.6
Nordea Bank Abp ......... 2,045 25,045 18.4
Stora Enso OYJ, Class R .... 4,878 81,167 59.7
212,951
France
Amundi SA ............. 584 52,033 38.3
BioMerieux ............. 1,113 141,761 104.2
BNP Paribas SA .......... 1,077 72,091 53.0
Capgemini SE ........... 370 86,270 63.4
Cie Generale des Etablissements
Michelin SCA .......... 219 34,431 25.3
Shares Value
% of Basket
Value
France (continued)
Dassault Systemes SE ..... 1,308 $ 76,384 56.2%
Electricite de France SA ..... 1,498 22,078 16.2
Eurazeo SE ............. 709 66,457 48.9
Ipsen SA ............... 550 56,922 41.9
Orange SA .............. 2,364 25,779 19.0
Publicis Groupe SA ........ 1,657 111,240 81.8
Sanofi ................. 480 48,213 35.5
Societe Generale SA ....... 4,018 134,217 98.7
Teleperformance .......... 238 99,415 73.1
Thales SA .............. 1,748 161,303 118.6
Wendel SE ............. 301 40,096 29.5
1,228,690
Germany
Bayer AG (Registered) ...... 981 55,287 40.7
Bechtle AG ............. 122 9,152 6.7
Deutsche Bank AG (Registered) 2,385 30,636 22.5
Deutsche Post AG (Registered) 267 16,529 12.2
E.ON SE ............... 7,159 90,775 66.8
Henkel AG & Co. KGaA
(Preference) .......... 570 51,065 37.6
Nemetschek SE .......... 1,790 205,522 151.1
SAP SE ................ 756 109,477 80.5
Siemens AG (Registered) .... 592 96,248 70.8
Symrise AG ............. 469 64,873 47.7
Vonovia SE ............. 1,934 117,322 86.3
846,886
Hong Kong
Power Assets Holdings Ltd. .. 3,500 21,390 15.7
Sun Hung Kai Properties Ltd. . 6,500 86,179 63.4
107,569
Ireland
CRH plc ............... 453 21,678 15.9
Israel
Bank Hapoalim BM ........ 6,557 64,580 47.5
Bank Leumi Le-Israel BM .... 4,085 39,030 28.7
Israel Discount Bank Ltd., Class
A .................. 5,994 36,217 26.6
139,827
Italy
Assicurazioni Generali SpA ... 9,330 203,163 149.4
Enel SpA ............... 1,969 16,484 12.1
Intesa Sanpaolo SpA ....... 10,118 28,757 21.1
Prysmian SpA ........... 1,874 70,854 52.1
319,258
Japan
Advantest Corp. .......... 800 65,590 48.2
Aisin Corp. .............. 1,000 36,593 26.9
Asahi Kasei Corp. ......... 6,500 68,285 50.2
Astellas Pharma, Inc. ....... 20,200 340,547 250.4
Capcom Co. Ltd. .......... 1,000 26,915 19.8
Chugai Pharmaceutical Co. Ltd. 3,200 119,646 88.0
Dai Nippon Printing Co. Ltd. .. 1,300 32,208 23.7
Denso Corp. ............ 1,300 94,244 69.3
ENEOS Holdings, Inc. ...... 8,700 35,081 25.8
Honda Motor Co. Ltd. ...... 400 11,831 8.7
Hoya Corp. ............. 1,100 161,929 119.1
Iida Group Holdings Co. Ltd. .. 800 19,724 14.5
Japan Tobacco, Inc. ....... 2,900 56,930 41.9
Kajima Corp. ............ 5,200 64,026 47.1
KDDI Corp. ............. 4,200 128,436 94.5
Kikkoman Corp. .......... 600 49,074 36.1

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Lawson, Inc. ............ 1,700 $ 82,211 60.5%
Marubeni Corp. ........... 28,100 238,438 175.4
Mazda Motor Corp. ........ 5,600 50,368 37.0
McDonald's Holdings Co. Japan
Ltd. ................ 700 31,284 23.0
Mitsubishi Chemical Holdings
Corp. ............... 2,800 23,177 17.0
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,200 24,152 17.8
Mitsui & Co. Ltd. .......... 1,000 22,885 16.8
Mitsui Chemicals, Inc. ...... 1,400 41,627 30.6
NEC Corp. .............. 900 46,082 33.9
NGK Insulators Ltd. ........ 5,400 89,916 66.1
Nippon Express Co. Ltd. .... 1,300 81,373 59.8
Nippon Telegraph & Telephone
Corp. ............... 9,300 260,576 191.6
Nitto Denko Corp. ......... 1,100 85,954 63.2
Nomura Holdings, Inc. ...... 4,300 20,479 15.1
Nomura Real Estate Holdings,
Inc. ................. 1,000 24,379 17.9
Olympus Corp. ........... 4,600 99,650 73.3
Ono Pharmaceutical Co. Ltd. . 900 18,884 13.9
Osaka Gas Co. Ltd. ........ 3,200 51,578 37.9
Panasonic Corp. .......... 11,300 139,736 102.8
Recruit Holdings Co. Ltd. .... 500 33,260 24.5
Ricoh Co. Ltd. ........... 3,800 37,004 27.2
Rohm Co. Ltd. ........... 800 73,150 53.8
Seiko Epson Corp. ........ 3,900 69,444 51.1
Seven & i Holdings Co. Ltd. .. 2,100 88,168 64.8
Shimadzu Corp. .......... 4,900 199,073 146.4
Sohgo Security Services Co.
Ltd. ................ 500 21,392 15.7
Stanley Electric Co. Ltd. ..... 600 15,123 11.1
Subaru Corp. ............ 3,100 60,806 44.7
Sumitomo Chemical Co. Ltd. .. 8,300 40,888 30.1
Suzuki Motor Corp. ........ 500 22,298 16.4
Sysmex Corp. ........... 200 24,798 18.2
Terumo Corp. ............ 800 35,293 26.0
Tokyo Gas Co. Ltd. ........ 9,600 166,588 122.5
TOPPAN, Inc. ............ 3,000 48,426 35.6
Toray Industries, Inc. ....... 25,200 157,034 115.5
Toyo Suisan Kaisha Ltd. ..... 500 21,545 15.8
Tsuruha Holdings, Inc. ...... 300 37,004 27.2
Yamaha Corp. ........... 3,500 221,123 162.6
Yamaha Motor Co. Ltd. ..... 3,200 89,196 65.6
4,205,421
Netherlands
Koninklijke DSM NV ....... 181 39,545 29.1
Koninklijke Philips NV ...... 579 27,314 20.1
NN Group NV ............ 423 22,612 16.6
Wolters Kluwer NV ........ 1,920 201,059 147.9
290,530
Norway
Norsk Hydro ASA ......... 977 7,177 5.3
Orkla ASA .............. 2,486 24,180 17.8
31,357
Portugal
Galp Energia SGPS SA ..... 5,612 58,297 42.9
Russia
Coca-Cola HBC AG ........ 6,934 240,334 176.7
Shares Value
% of Basket
Value
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 9,600 $ 83,921 61.7%
Spain
Iberdrola SA ............. 4,666 55,099 40.5
Repsol SA .............. 7,492 95,962 70.6
151,061
Sweden
Boliden AB .............. 1,208 42,587 31.3
Electrolux AB, Class B ...... 1,795 40,736 30.0
H & M Hennes & Mauritz AB,
Class B .............. 1,281 24,099 17.7
Industrivarden AB, Class C ... 1,060 34,480 25.4
Investor AB, Class B ....... 7,724 178,223 131.1
Kinnevik AB, Class B ....... 976 38,309 28.2
Lundin Energy AB ......... 4,095 161,726 118.9
Skanska AB, Class B ....... 1,951 49,606 36.5
Swedish Match AB ........ 2,624 23,136 17.0
Telefonaktiebolaget LM Ericsson,
Class B .............. 1,760 19,211 14.1
612,113
Switzerland
Adecco Group AG (Registered) 390 19,648 14.5
Baloise Holding AG (Registered) 447 71,234 52.4
Geberit AG (Registered) ..... 45 35,143 25.8
Julius Baer Group Ltd. ...... 1,121 81,084 59.6
Nestle SA (Registered) ..... 822 108,428 79.7
Novartis AG (Registered) .... 1,315 108,767 80.0
Roche Holding AG ........ 1,500 581,091 427.4
SGS SA (Registered) ....... 17 50,329 37.0
Straumann Holding AG
(Registered) ........... 20 41,634 30.6
Swiss Life Holding AG
(Registered) ........... 163 89,416 65.8
Swiss Prime Site AG
(Registered) ........... 460 46,767 34.4
UBS Group AG (Registered) .. 3,640 66,258 48.7
1,299,799
United Kingdom
3i Group plc ............. 1,589 29,675 21.8
Auto Trader Group plc ...... 8,262 68,496 50.4
Aviva plc ............... 2,022 10,911 8.0
BAE Systems plc ......... 7,614 57,411 42.2
Barclays plc ............. 28,023 77,329 56.9
Barratt Developments plc .... 2,529 22,958 16.9
CK Hutchison Holdings Ltd. .. 23,500 157,554 115.9
CNH Industrial NV ......... 1,311 22,583 16.6
Croda International plc ...... 1,364 176,543 129.8
Experian plc ............. 719 32,967 24.2
J Sainsbury plc ........... 15,165 62,114 45.7
Legal & General Group plc ... 25,430 100,290 73.8
M&G plc ............... 6,662 18,201 13.4
RELX plc ............... 4,270 132,401 97.4
Severn Trent plc .......... 2,928 109,660 80.6
Taylor Wimpey plc ......... 25,748 54,478 40.1
United Utilities Group plc .... 8,981 127,648 93.9
WPP plc ............... 2,853 41,239 30.3
1,302,458
United States
3M Co. ................ 444 79,334 58.3
ABIOMED, Inc. ........... 232 77,033 56.7
Adobe, Inc. ............. 37 24,063 17.7
Advanced Micro Devices, Inc. . 1,026 123,356 90.7

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Agilent Technologies, Inc. .... 1,154 $ 181,743 133.7%
Airbnb, Inc., Class A ....... 153 26,111 19.2
Akamai Technologies, Inc. ... 484 51,043 37.5
Align Technology, Inc. ...... 9 5,619 4.1
Allegion plc ............. 153 19,630 14.4
Ally Financial, Inc. ......... 4,690 223,901 164.7
Ameriprise Financial, Inc. .... 149 45,017 33.1
Amgen, Inc. ............. 125 25,871 19.0
Ansys, Inc. .............. 69 26,191 19.3
Applied Materials, Inc. ...... 547 74,748 55.0
Arista Networks, Inc. ....... 134 54,898 40.4
Arrow Electronics, Inc. ...... 372 43,059 31.7
Athene Holding Ltd., Class A .. 323 28,104 20.7
Autodesk, Inc. ........... 19 6,035 4.4
AutoZone, Inc. ........... 7 12,494 9.2
Avery Dennison Corp. ...... 1,638 356,625 262.3
Baker Hughes Co. ......... 916 22,973 16.9
Biogen, Inc. ............. 203 54,136 39.8
Booz Allen Hamilton Holding
Corp. ............... 3,152 273,783 201.3
Bunge Ltd. .............. 1,327 122,933 90.4
Cadence Design Systems, Inc. 2,204 381,534 280.6
Capital One Financial Corp. .. 241 36,398 26.8
CBRE Group, Inc., Class A ... 1,111 115,633 85.0
CDW Corp. ............. 383 71,487 52.6
Cerner Corp. ............ 3,381 251,174 184.7
CH Robinson Worldwide, Inc. . 632 61,298 45.1
Cintas Corp. ............. 86 37,247 27.4
Citizens Financial Group, Inc. . 483 22,885 16.8
Cognex Corp. ............ 1,976 173,078 127.3
Copart, Inc. ............. 697 108,237 79.6
CSX Corp. .............. 214 7,740 5.7
Cummins, Inc. ........... 416 99,773 73.4
Darden Restaurants, Inc. .... 163 23,495 17.3
Dentsply Sirona, Inc. ....... 1,653 94,568 69.5
Dexcom, Inc. ............ 149 92,858 68.3
Domino's Pizza, Inc. ....... 116 56,721 41.7
Dover Corp. ............. 1,443 243,982 179.4
Dropbox, Inc., Class A ...... 6,194 188,855 138.9
DTE Energy Co. .......... 165 18,703 13.8
Edwards Lifesciences Corp. .. 656 78,602 57.8
Eli Lilly & Co. ............ 77 19,617 14.4
EOG Resources, Inc. ....... 1,475 136,379 100.3
Equifax, Inc. ............. 742 205,853 151.4
Equitable Holdings, Inc. ..... 652 21,842 16.1
Everest Re Group Ltd. ...... 102 26,673 19.6
Expeditors International of
Washington, Inc. ........ 6,299 776,415 571.0
Fair Isaac Corp. .......... 689 274,360 201.8
FMC Corp. .............. 981 89,281 65.7
Fortinet, Inc. ............. 1,292 434,551 319.6
Fortive Corp. ............ 429 32,480 23.9
Garmin Ltd. ............. 160 22,976 16.9
Genuine Parts Co. ........ 279 36,580 26.9
Gilead Sciences, Inc. ....... 5,406 350,741 257.9
GoDaddy, Inc., Class A ..... 635 43,923 32.3
Hershey Co. (The) ........ 152 26,653 19.6
Hologic, Inc. ............. 833 61,067 44.9
IDEXX Laboratories, Inc. .... 193 128,565 94.6
Illinois Tool Works, Inc. ...... 559 127,379 93.7
Incyte Corp. ............. 279 18,687 13.7
Intel Corp. .............. 3 147 0.1
International Paper Co. ..... 351 17,434 12.8
Interpublic Group of Cos., Inc.
(The) ............... 1,654 60,487 44.5
Shares Value
% of Basket
Value
United States (continued)
Intuit, Inc. .............. 558 $ 349,302 256.9%
Intuitive Surgical, Inc. ...... 483 174,426 128.3
IQVIA Holdings, Inc. ....... 202 52,807 38.8
Jacobs Engineering Group, Inc. 970 136,207 100.2
James Hardie Industries plc,
CDI ................ 3,443 135,262 99.5
JB Hunt Transport Services, Inc. 6 1,183 0.9
Johnson & Johnson ........ 75 12,216 9.0
Juniper Networks, Inc. ...... 1,989 58,715 43.2
Keysight Technologies, Inc. ... 1,193 214,764 157.9
Knight-Swift Transportation
Holdings, Inc. .......... 1,029 58,334 42.9
Laboratory Corp. of America
Holdings ............. 257 73,764 54.2
Lam Research Corp. ....... 223 125,676 92.4
Lennox International, Inc. .... 57 17,059 12.5
Lincoln National Corp. ...... 335 24,170 17.8
LKQ Corp. .............. 1,190 65,545 48.2
Lyft, Inc., Class A ......... 1,451 66,557 48.9
Masimo Corp. ............ 559 158,499 116.6
McDonald's Corp. ......... 142 34,868 25.6
Meta Platforms, Inc., Class A . 723 233,941 172.0
MetLife, Inc. ............. 3,278 205,858 151.4
Mettler-Toledo International, Inc. 181 268,039 197.1
Moderna, Inc. ............ 5 1,726 1.3
Molina Healthcare, Inc. ..... 53 15,673 11.5
Molson Coors Beverage Co.,
Class B .............. 380 16,754 12.3
Mondelez International, Inc.,
Class A .............. 340 20,652 15.2
Monster Beverage Corp. .... 567 48,195 35.4
Moody's Corp. ........... 86 34,757 25.6
NetApp, Inc. ............. 550 49,115 36.1
Nordson Corp. ........... 424 107,785 79.3
Northern Trust Corp. ....... 373 45,894 33.8
Old Dominion Freight Line, Inc. 1,154 393,918 289.7
Omnicom Group, Inc. ....... 1,268 86,325 63.5
O'Reilly Automotive, Inc. .... 65 40,451 29.7
Otis Worldwide Corp. ....... 476 38,228 28.1
Owens Corning ........... 1,088 101,630 74.7
Pentair plc .............. 1,643 121,533 89.4
PepsiCo, Inc. ............ 1,892 305,747 224.9
Philip Morris International, Inc. 390 36,871 27.1
PPD, Inc. ............... 2,041 96,274 70.8
Principal Financial Group, Inc. . 539 36,162 26.6
PTC, Inc. ............... 557 70,934 52.2
Quest Diagnostics, Inc. ..... 157 23,044 16.9
Raymond James Financial, Inc. 387 38,154 28.1
Regions Financial Corp. ..... 4,708 111,485 82.0
Robert Half International, Inc. . 574 64,902 47.7
Rockwell Automation, Inc. .... 109 34,815 25.6
Roku, Inc. .............. 81 24,697 18.2
Sealed Air Corp. .......... 394 23,372 17.2
ServiceNow, Inc. .......... 784 547,044 402.3
Skyworks Solutions, Inc. .... 259 43,287 31.8
Splunk, Inc. ............. 149 24,558 18.1
State Street Corp. ......... 397 39,124 28.8
Synopsys, Inc. ........... 224 74,632 54.9
Target Corp. ............. 51 13,241 9.7
Texas Instruments, Inc. ..... 62 11,624 8.5
Trane Technologies plc ..... 246 44,509 32.7
Travelers Cos., Inc. (The) .... 208 33,463 24.6
Trimble, Inc. ............. 420 36,695 27.0
UGI Corp. .............. 5,289 229,595 168.8
Ulta Beauty, Inc. .......... 290 106,534 78.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Vail Resorts, Inc. .......... 107 $ 36,884 27.1%
Veeva Systems, Inc., Class A . 690 218,737 160.9
VeriSign, Inc. ............ 368 81,943 60.3
Verizon Communications, Inc. . 1,293 68,516 50.4
Vertex Pharmaceuticals, Inc. .. 130 24,041 17.7
VMware, Inc., Class A ...... 280 42,476 31.2
Walgreens Boots Alliance, Inc. 685 32,209 23.7
Waters Corp. ............ 682 250,669 184.3
West Pharmaceutical Services,
Inc. ................. 174 74,799 55.0
Western Union Co. (The) .... 2,397 43,673 32.1
Whirlpool Corp. ........... 364 76,742 56.4
Workday, Inc., Class A ...... 676 196,026 144.2
Yum! Brands, Inc. ......... 520 64,969 47.8
Zebra Technologies Corp., Class
A .................. 197 105,188 77.4
14,012,521
Total Reference Entity — Long ............ 28,989,069
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (33) (48,874) (35.9)
Australia
Glencore plc ............ (23,709) (118,559) (87.2)
Magellan Financial Group Ltd. . (1,044) (27,463) (20.2)
Woodside Petroleum Ltd. .... (1,333) (23,303) (17.1)
(169,325)
Austria
Verbund AG ............. (630) (65,672) (48.3)
Belgium
Elia Group SA/NV ......... (220) (25,666) (18.9)
Bermuda
RenaissanceRe Holdings Ltd. . (299) (42,398) (31.2)
Brazil
Yara International ASA ...... (545) (28,483) (21.0)
Canada
Algonquin Power & Utilities
Corp. ............... (5,757) (82,987) (61.0)
BlackBerry Ltd. ........... (1,326) (14,325) (10.5)
Canadian National Railway Co. (461) (61,268) (45.1)
Cenovus Energy, Inc. ....... (3,011) (36,007) (26.5)
Dollarama, Inc. ........... (2,199) (99,396) (73.1)
Emera, Inc. ............. (710) (33,033) (24.3)
Fortis, Inc. .............. (1,157) (51,502) (37.9)
Franco-Nevada Corp. ...... (269) (38,383) (28.2)
Great-West Lifeco, Inc. ..... (8,712) (256,306) (188.5)
Imperial Oil Ltd. .......... (1,830) (61,956) (45.6)
Ivanhoe Mines Ltd., Class A .. (6,057) (47,522) (35.0)
Kirkland Lake Gold Ltd. ..... (1,907) (80,388) (59.1)
Metro, Inc. .............. (4,378) (220,280) (162.0)
Northland Power, Inc. ...... (4,981) (160,144) (117.8)
Pan American Silver Corp. ... (648) (16,582) (12.2)
TELUS Corp. ............ (11,200) (256,923) (189.0)
(1,517,002)
China
Budweiser Brewing Co. APAC
Ltd. ................ (6,900) (18,925) (13.9)
Prosus NV .............. (4,437) (390,824) (287.4)
(409,749)
Shares Value
% of Basket
Value
Denmark
Ambu A/S, Class B ........ (1,839) $ (52,351) (38.5) %
Chr Hansen Holding A/S .... (422) (33,576) (24.7)
DSV A/S ............... (702) (163,157) (120.0)
GN Store Nord A/S ........ (340) (20,661) (15.2)
Orsted A/S .............. (318) (44,915) (33.0)
Vestas Wind Systems A/S ... (6,796) (293,789) (216.1)
(608,449)
France
Accor SA ............... (2,174) (77,800) (57.2)
Aeroports de Paris ........ (577) (76,986) (56.6)
Air Liquide SA ........... (654) (109,190) (80.3)
Alstom SA .............. (1,525) (54,348) (40.0)
Atos SE ................ (1,602) (83,581) (61.5)
Bollore SA .............. (3,862) (22,447) (16.5)
Bouygues SA ............ (4,818) (195,203) (143.6)
Edenred ............... (422) (22,835) (16.8)
Eiffage SA .............. (263) (27,069) (19.9)
Getlink SE .............. (5,495) (84,574) (62.2)
Orpea SA .............. (915) (95,575) (70.3)
Remy Cointreau SA ........ (148) (29,897) (22.0)
Renault SA ............. (1,385) (49,907) (36.7)
Safran SA .............. (1,352) (181,965) (133.8)
Ubisoft Entertainment SA .... (894) (46,813) (34.4)
Vinci SA ............... (798) (85,314) (62.7)
Vivendi SE .............. (24,535) (316,074) (232.5)
Worldline SA ............ (1,166) (67,997) (50.0)
(1,627,575)
Germany
adidas AG .............. (104) (34,039) (25.0)
Commerzbank AG ......... (10,462) (76,403) (56.2)
Continental AG ........... (889) (104,521) (76.9)
Fresenius Medical Care AG &
Co. KGaA ............ (2,345) (155,776) (114.6)
KION Group AG .......... (987) (107,809) (79.3)
Knorr-Bremse AG ......... (426) (44,961) (33.1)
Lanxess AG ............. (418) (28,166) (20.7)
MTU Aero Engines AG ...... (221) (49,225) (36.2)
Porsche Automobil Holding SE
(Preference) .......... (237) (24,666) (18.1)
Puma SE ............... (413) (51,233) (37.7)
Siemens Energy AG ....... (2,328) (66,815) (49.1)
Siemens Healthineers AG .... (450) (29,928) (22.0)
TeamViewer AG .......... (1,132) (16,895) (12.4)
Telefonica Deutschland Holding
AG ................. (39,537) (103,010) (75.8)
Uniper SE .............. (1,137) (50,263) (37.0)
Zalando SE ............. (494) (46,673) (34.3)
(990,383)
Hong Kong
AIA Group Ltd. ........... (16,200) (181,554) (133.5)
Hong Kong & China Gas Co.
Ltd. ................ (129,150) (200,639) (147.6)
Melco Resorts & Entertainment
Ltd., ADR ............ (1,297) (14,046) (10.3)
MTR Corp. Ltd. ........... (119,839) (653,735) (480.8)
Wharf Real Estate Investment
Co. Ltd. .............. (54,000) (305,006) (224.3)
(1,354,980)
Ireland
Flutter Entertainment plc .... (260) (49,220) (36.2)
Kingspan Group plc ........ (234) (26,939) (19.8)
(76,159)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (6,762) $ (59,100) (43.4) %
Wix.com Ltd. ............ (277) (51,511) (37.9)
(110,611)
Italy
Atlantia SpA ............. (2,620) (50,640) (37.2)
Ferrari NV .............. (223) (52,915) (38.9)
Infrastrutture Wireless Italiane
SpA ................ (8,806) (97,290) (71.5)
Nexi SpA ............... (6,348) (110,374) (81.2)
(311,219)
Japan
ANA Holdings, Inc. ........ (5,300) (123,495) (90.8)
Asahi Intecc Co. Ltd. ....... (1,200) (31,631) (23.3)
Central Japan Railway Co. ... (600) (89,004) (65.5)
Cosmos Pharmaceutical Corp. (100) (15,282) (11.2)
CyberAgent, Inc. .......... (1,100) (18,431) (13.6)
East Japan Railway Co. ..... (800) (49,829) (36.6)
Eisai Co. Ltd. ............ (300) (21,257) (15.6)
Harmonic Drive Systems, Inc. . (400) (18,133) (13.3)
ITOCHU Corp. ........... (5,500) (156,865) (115.4)
Japan Post Bank Co. Ltd. .... (40,100) (312,861) (230.1)
Japan Post Holdings Co. Ltd. . (6,900) (53,019) (39.0)
Kansai Electric Power Co., Inc.
(The) ............... (4,400) (40,511) (29.8)
Keio Corp. .............. (400) (20,191) (14.9)
Kintetsu Group Holdings Co.
Ltd. ................ (3,700) (116,469) (85.7)
Kobayashi Pharmaceutical Co.
Ltd. ................ (700) (56,046) (41.2)
Kobe Bussan Co. Ltd. ...... (900) (31,002) (22.8)
Koito Manufacturing Co. Ltd. .. (400) (22,695) (16.7)
Komatsu Ltd. ............ (1,900) (49,763) (36.6)
Kose Corp. ............. (500) (58,063) (42.7)
Kubota Corp. ............ (15,500) (330,197) (242.8)
Lasertec Corp. ........... (800) (173,533) (127.6)
M3, Inc. ................ (900) (53,037) (39.0)
Mercari, Inc. ............. (800) (43,288) (31.8)
Mitsubishi Corp. .......... (800) (25,438) (18.7)
Murata Manufacturing Co. Ltd. (700) (51,925) (38.2)
Nexon Co. Ltd. ........... (2,700) (45,957) (33.8)
Nidec Corp. ............. (300) (33,227) (24.4)
Nintendo Co. Ltd. ......... (100) (44,166) (32.5)
Nippon Paint Holdings Co. Ltd. (11,100) (118,768) (87.3)
Nippon Yusen KK ......... (600) (43,234) (31.8)
Nissan Motor Co. Ltd. ...... (18,300) (93,144) (68.5)
Obic Co. Ltd. ............ (100) (18,492) (13.6)
Odakyu Electric Railway Co. Ltd. (1,800) (39,023) (28.7)
Oriental Land Co. Ltd. ...... (400) (63,176) (46.5)
Otsuka Corp. ............ (1,000) (49,257) (36.2)
Pan Pacific International
Holdings Corp. ......... (11,100) (233,066) (171.4)
PeptiDream, Inc. .......... (700) (16,921) (12.4)
Pigeon Corp. ............ (1,900) (43,997) (32.4)
Sekisui House Ltd. ........ (1,200) (24,949) (18.3)
SG Holdings Co. Ltd. ....... (3,500) (87,889) (64.6)
Shimano, Inc. ............ (600) (167,408) (123.1)
Shiseido Co. Ltd. ......... (100) (6,673) (4.9)
SoftBank Group Corp. ...... (300) (16,241) (11.9)
Sompo Holdings, Inc. ...... (1,300) (56,377) (41.5)
Square Enix Holdings Co. Ltd. . (700) (38,346) (28.2)
SUMCO Corp. ........... (3,200) (61,148) (45.0)
Sumitomo Electric Industries
Ltd. ................ (2,400) (31,855) (23.4)
Shares Value
% of Basket
Value
Japan (continued)
Sumitomo Metal Mining Co. Ltd. (600) $ (23,275) (17.1) %
T&D Holdings, Inc. ........ (3,500) (44,890) (33.0)
Takeda Pharmaceutical Co. Ltd. (13,800) (387,308) (284.8)
Tobu Railway Co. Ltd. ...... (900) (22,408) (16.5)
Toho Co. Ltd. ............ (1,700) (79,873) (58.7)
Tokio Marine Holdings, Inc. ... (900) (47,403) (34.9)
Tokyo Electric Power Co.
Holdings, Inc. .......... (30,100) (83,377) (61.3)
Toyota Motor Corp. ........ (15,500) (273,485) (201.1)
Unicharm Corp. .......... (3,100) (125,373) (92.2)
Z Holdings Corp. .......... (13,200) (81,946) (60.3)
(4,464,617)
Jordan
Hikma Pharmaceuticals plc ... (2,584) (85,173) (62.6)
Netherlands
ABN AMRO Bank NV, CVA ... (4,474) (65,802) (48.4)
Adyen NV .............. (8) (24,138) (17.7)
Akzo Nobel NV ........... (259) (29,763) (21.9)
ASML Holding NV ......... (59) (47,961) (35.3)
Heineken NV ............ (2,082) (230,455) (169.5)
JDE Peet's NV ........... (1,153) (33,574) (24.7)
Universal Music Group NV ... (1,058) (30,717) (22.6)
(462,410)
Norway
Mowi ASA .............. (3,658) (106,072) (78.0)
Poland
InPost SA .............. (1,518) (21,674) (15.9)
Saudi Arabia
Delivery Hero SE ......... (186) (23,199) (17.1)
Singapore
Venture Corp. Ltd. ......... (1,600) (22,349) (16.4)
South Africa
Anglo American plc ........ (6,039) (229,742) (169.0)
Spain
Aena SME SA ........... (896) (147,156) (108.2)
Amadeus IT Group SA ...... (865) (57,867) (42.6)
EDP Renovaveis SA ....... (2,474) (68,925) (50.7)
Ferrovial SA ............. (2,934) (92,621) (68.1)
Grifols SA .............. (1,874) (42,883) (31.5)
Naturgy Energy Group SA ... (225) (5,912) (4.4)
Siemens Gamesa Renewable
Energy SA ............ (4,978) (135,081) (99.3)
(550,445)
Sweden
Embracer Group AB ....... (4,024) (37,530) (27.6)
Epiroc AB, Class A ........ (1,349) (33,565) (24.7)
Fastighets AB Balder, Class B . (561) (40,677) (29.9)
Investment AB Latour, Class B (3,046) (110,641) (81.4)
Nibe Industrier AB, Class B ... (6,529) (97,110) (71.4)
Sandvik AB ............. (3,421) (86,752) (63.8)
Svenska Cellulosa AB SCA,
Class B .............. (4,116) (64,313) (47.3)
(470,588)
Switzerland
Alcon, Inc. .............. (1,545) (128,109) (94.2)
Banque Cantonale Vaudoise
(Registered) ........... (301) (24,234) (17.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Switzerland (continued)
Cie Financiere Richemont SA
(Registered) ........... (494) $ (61,133) (45.0) %
Credit Suisse Group AG
(Registered) ........... (4,867) (50,625) (37.2)
EMS-Chemie Holding AG
(Registered) ........... (27) (26,782) (19.7)
Temenos AG (Registered) ... (679) (103,953) (76.4)
Vifor Pharma AG .......... (1,298) (167,605) (123.3)
(562,441)
United Arab Emirates
NMC Health plc .......... (9,400) — (0.0)
United Kingdom
Admiral Group plc ......... (2,139) (84,025) (61.8)
Associated British Foods plc .. (2,556) (62,509) (46.0)
AVEVA Group plc ......... (1,656) (80,640) (59.3)
BT Group plc ............ (7,987) (15,174) (11.2)
GlaxoSmithKline plc ....... (4,337) (90,040) (66.2)
Halma plc .............. (2,102) (85,243) (62.7)
Hargreaves Lansdown plc ... (2,108) (44,359) (32.6)
Informa plc .............. (4,731) (33,656) (24.8)
Linde plc ............... (100) (31,920) (23.5)
Melrose Industries plc ...... (23,862) (51,483) (37.9)
NatWest Group plc ........ (16,163) (48,734) (35.8)
Smith & Nephew plc ....... (5,365) (92,654) (68.1)
Standard Chartered plc ..... (7,422) (50,195) (36.9)
Unilever plc ............. (577) (30,894) (22.7)
Vodafone Group plc ........ (107,981) (159,148) (117.0)
(960,674)
United States
AbbVie, Inc. ............. (533) (61,119) (44.9)
Air Products and Chemicals, Inc. (511) (153,203) (112.7)
Albemarle Corp. .......... (243) (60,864) (44.8)
American Electric Power Co.,
Inc. ................. (460) (38,967) (28.7)
AMETEK, Inc. ........... (154) (20,390) (15.0)
Amphenol Corp., Class A .... (4,480) (343,930) (252.9)
Analog Devices, Inc. ....... (1,700) (294,933) (216.9)
Apollo Global Management, Inc. (815) (62,714) (46.1)
AT&T, Inc. .............. (1,752) (44,256) (32.5)
Automatic Data Processing, Inc. (121) (27,163) (20.0)
Avalara, Inc. ............. (483) (86,766) (63.8)
Ball Corp. .............. (873) (79,862) (58.7)
Bank of America Corp. ...... (923) (44,101) (32.4)
Baxter International, Inc. .... (1,383) (109,202) (80.3)
Becton Dickinson and Co. ... (426) (102,065) (75.1)
BioMarin Pharmaceutical, Inc. . (337) (26,701) (19.6)
Bio-Rad Laboratories, Inc., Class
A .................. (30) (23,840) (17.5)
Black Knight, Inc. ......... (2,641) (185,161) (136.2)
Booking Holdings, Inc. ...... (55) (133,143) (97.9)
BorgWarner, Inc. .......... (2,225) (100,281) (73.7)
Boston Beer Co., Inc. (The),
Class A .............. (104) (51,218) (37.7)
Broadcom, Inc. ........... (401) (213,200) (156.8)
Brookfield Renewable Corp. .. (513) (21,248) (15.6)
Brown & Brown, Inc. ....... (2,287) (144,333) (106.1)
Brown-Forman Corp., Class B . (1,196) (81,196) (59.7)
Burlington Stores, Inc. ...... (425) (117,423) (86.4)
Cable One, Inc. .......... (15) (25,668) (18.9)
Caesars Entertainment, Inc. .. (205) (22,439) (16.5)
CarMax, Inc. ............ (186) (25,467) (18.7)
Carnival Corp. ........... (1,279) (28,343) (20.8)
Carrier Global Corp. ....... (996) (52,021) (38.3)
Shares Value
% of Basket
Value
United States (continued)
Carvana Co. ............ (353) $ (107,023) (78.7) %
Caterpillar, Inc. ........... (410) (83,644) (61.5)
CenterPoint Energy, Inc. .... (7,948) (206,966) (152.2)
Ceridian HCM Holding, Inc. .. (1,124) (140,781) (103.5)
CF Industries Holdings, Inc. .. (421) (23,913) (17.6)
Charles Schwab Corp. (The) .. (1,000) (82,030) (60.3)
Charter Communications, Inc.,
Class A .............. (74) (49,942) (36.7)
Cheniere Energy, Inc. ...... (242) (25,023) (18.4)
Chewy, Inc., Class A ....... (2,366) (179,343) (131.9)
Chipotle Mexican Grill, Inc. ... (13) (23,127) (17.0)
Church & Dwight Co., Inc. ... (4,482) (391,548) (288.0)
Cincinnati Financial Corp. .... (1,197) (145,364) (106.9)
Cisco Systems, Inc. ........ (970) (54,291) (39.9)
Citrix Systems, Inc. ........ (254) (24,061) (17.7)
Clorox Co. (The) .......... (119) (19,398) (14.3)
CME Group, Inc. .......... (216) (47,639) (35.0)
Constellation Brands, Inc., Class
A .................. (1,161) (251,716) (185.1)
Costco Wholesale Corp. ..... (72) (35,391) (26.0)
Coupa Software, Inc. ....... (253) (57,608) (42.4)
Delta Air Lines, Inc. ........ (1,273) (49,812) (36.6)
DISH Network Corp., Class A . (1,150) (47,231) (34.7)
Dollar General Corp. ....... (347) (76,867) (56.5)
Dollar Tree, Inc. .......... (687) (74,031) (54.4)
DoorDash, Inc., Class A ..... (103) (20,064) (14.8)
DR Horton, Inc. ........... (279) (24,906) (18.3)
DraftKings, Inc., Class A ..... (511) (23,807) (17.5)
Eastman Chemical Co. ..... (303) (31,521) (23.2)
Eaton Corp. plc ........... (184) (30,316) (22.3)
Edison International ........ (2,456) (154,556) (113.7)
Elanco Animal Health, Inc. ... (870) (28,606) (21.0)
Enphase Energy, Inc. ....... (12) (2,780) (2.0)
Erie Indemnity Co., Class A .. (768) (158,062) (116.2)
Exact Sciences Corp. ...... (165) (15,711) (11.6)
F5 Networks, Inc. ......... (166) (35,051) (25.8)
Fiserv, Inc. .............. (1,405) (138,378) (101.8)
FleetCor Technologies, Inc. ... (96) (23,751) (17.5)
Ford Motor Co. ........... (7,109) (121,422) (89.3)
Freeport-McMoRan, Inc. .... (3,088) (116,479) (85.7)
Generac Holdings, Inc. ..... (115) (57,334) (42.2)
General Electric Co. ....... (1,138) (119,342) (87.8)
General Mills, Inc. ......... (3,208) (198,254) (145.8)
General Motors Co. ........ (529) (28,793) (21.2)
Global Payments, Inc. ...... (467) (66,776) (49.1)
Globe Life, Inc. ........... (220) (19,584) (14.4)
Guidewire Software, Inc. .... (413) (51,926) (38.2)
Halliburton Co. ........... (2,179) (54,453) (40.0)
Hasbro, Inc. ............. (1,556) (149,003) (109.6)
HCA Healthcare, Inc. ....... (602) (150,777) (110.9)
HEICO Corp. ............ (152) (21,187) (15.6)
Horizon Therapeutics plc .... (356) (42,688) (31.4)
Hormel Foods Corp. ....... (490) (20,737) (15.2)
Howmet Aerospace, Inc. .... (2,632) (78,144) (57.5)
Humana, Inc. ............ (321) (148,674) (109.3)
Huntington Ingalls Industries,
Inc. ................. (408) (82,714) (60.8)
IAC/InterActiveCorp ........ (1,825) (278,075) (204.5)
Ingersoll Rand, Inc. ........ (1,455) (78,221) (57.5)
International Business Machines
Corp. ............... (524) (65,552) (48.2)
IPG Photonics Corp. ....... (684) (108,763) (80.0)
J M Smucker Co. (The) ..... (986) (121,140) (89.1)
Jack Henry & Associates, Inc. . (253) (42,119) (31.0)
Kellogg Co. ............. (499) (30,589) (22.5)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Keurig Dr Pepper, Inc. ...... (3,874) $ (139,813) (102.8) %
Lamb Weston Holdings, Inc. .. (901) (50,861) (37.4)
Las Vegas Sands Corp. ..... (5,346) (207,478) (152.6)
Lennar Corp., Class A ...... (307) (30,679) (22.6)
Liberty Media Corp-Liberty
Formula One, Class C .... (1,266) (70,643) (52.0)
Live Nation Entertainment, Inc. (1,336) (135,136) (99.4)
Lululemon Athletica, Inc. .... (180) (83,882) (61.7)
LyondellBasell Industries NV,
Class A .............. (1,674) (155,381) (114.3)
MarketAxess Holdings, Inc. .. (155) (63,344) (46.6)
Marriott International, Inc., Class
A .................. (645) (103,213) (75.9)
Marvell Technology, Inc. ..... (371) (25,414) (18.7)
McKesson Corp. .......... (105) (21,827) (16.1)
Medtronic plc ............ (2,651) (317,749) (233.7)
MGM Resorts International ... (574) (27,070) (19.9)
Neurocrine Biosciences, Inc. .. (862) (90,863) (66.8)
Newmont Corp. .......... (1,784) (96,336) (70.8)
NRG Energy, Inc. ......... (5,406) (215,645) (158.6)
Oak Street Health, Inc. ...... (678) (32,022) (23.5)
Occidental Petroleum Corp. .. (110) (3,688) (2.7)
Okta, Inc. ............... (233) (57,593) (42.4)
PACCAR, Inc. ........... (1,478) (132,458) (97.4)
Packaging Corp. of America .. (739) (101,516) (74.7)
Paycom Software, Inc. ...... (265) (145,180) (106.8)
PayPal Holdings, Inc. ...... (912) (212,122) (156.0)
Peloton Interactive, Inc., Class A (26) (2,377) (1.7)
Phillips 66 .............. (599) (44,793) (32.9)
Pioneer Natural Resources Co. (328) (61,329) (45.1)
Progressive Corp. (The) ..... (1,351) (128,183) (94.3)
ResMed, Inc. ............ (99) (26,028) (19.1)
Royal Caribbean Cruises Ltd. . (810) (68,388) (50.3)
Royalty Pharma plc, Class A .. (2,868) (113,372) (83.4)
RPM International, Inc. ..... (722) (62,958) (46.3)
S&P Global, Inc. .......... (50) (23,708) (17.4)
Schneider Electric SE ...... (149) (25,690) (18.9)
SEI Investments Co. ....... (996) (62,788) (46.2)
Sensata Technologies Holding
plc ................. (369) (20,332) (15.0)
Sherwin-Williams Co. (The) .. (343) (108,597) (79.9)
Snap-on, Inc. ............ (107) (21,746) (16.0)
SolarEdge Technologies, Inc. . (86) (30,502) (22.4)
Southern Co. (The) ........ (1,791) (111,615) (82.1)
Southwest Airlines Co. ...... (965) (45,625) (33.6)
Square, Inc., Class A ....... (617) (157,027) (115.5)
SS&C Technologies Holdings,
Inc. ................. (1,123) (89,245) (65.6)
Steel Dynamics, Inc. ....... (772) (51,014) (37.5)
STERIS plc ............. (415) (97,002) (71.3)
Take-Two Interactive Software,
Inc. ................. (362) (65,522) (48.2)
Teladoc Health, Inc. ........ (3) (449) (0.3)
Teledyne Technologies, Inc. .. (131) (58,848) (43.3)
Teleflex, Inc. ............. (289) (103,156) (75.9)
Thermo Fisher Scientific, Inc. . (121) (76,601) (56.3)
T-Mobile US, Inc. ......... (202) (23,236) (17.1)
Trade Desk, Inc. (The), Class A (1,845) (138,209) (101.6)
Tradeweb Markets, Inc., Class A (267) (23,790) (17.5)
Twilio, Inc., Class A ........ (382) (111,300) (81.9)
UnitedHealth Group, Inc. .... (285) (131,234) (96.5)
Unity Software, Inc. ........ (245) (37,071) (27.3)
US Bancorp ............. (1,023) (61,759) (45.4)
Valero Energy Corp. ....... (256) (19,796) (14.6)
VF Corp. ............... (633) (46,133) (33.9)
Shares Value
% of Basket
Value
United States (continued)
Vistra Corp. ............. (5,561) $ (108,940) (80.1) %
Vulcan Materials Co. ....... (604) (114,832) (84.4)
Walt Disney Co. (The) ...... (585) (98,906) (72.7)
Waste Connections, Inc. ..... (494) (67,189) (49.4)
Wayfair, Inc., Class A ....... (79) (19,679) (14.5)
Willis Towers Watson plc .... (139) (33,677) (24.8)
Wynn Resorts Ltd. ........ (602) (54,060) (39.8)
Zillow Group, Inc., Class C ... (988) (102,386) (75.3)
Zimmer Biomet Holdings, Inc. . (1,085) (155,285) (114.2)
Zoetis, Inc. .............. (125) (27,025) (19.9)
Zoom Video Communications,
Inc., Class A ........... (137) (37,627) (27.7)
(13,507,163)
Total Reference Entity — Short ............ (28,853,092)
Net Value of Reference Entity — Citibank NA .. $ 135,977
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse
International, as of October 31, 2021, expiration date 02/08/23:
Reference Entity — Long
Australia
AGL Energy Ltd. .......... 4,261 18,376 20.5
Aristocrat Leisure Ltd. ...... 2,342 79,617 89.0
Aurizon Holdings Ltd. ...... 6,147 15,672 17.5
Brambles Ltd. ............ 2,642 20,044 22.4
Coles Group Ltd. ......... 17,601 228,091 254.9
QBE Insurance Group Ltd. ... 2,790 24,980 27.9
Rio Tinto Ltd. ............ 1,420 97,288 108.7
Rio Tinto plc ............. 738 46,015 51.4
Tabcorp Holdings Ltd. ...... 20,143 75,846 84.8
Telstra Corp. Ltd. ......... 8,283 23,942 26.8
Wesfarmers Ltd. .......... 2,267 98,083 109.6
727,954
Austria
OMV AG ............... 4,219 255,433 285.4
voestalpine AG ........... 2,040 77,481 86.6
332,914
Belgium
Ageas SA/NV ............ 388 18,875 21.1
Etablissements Franz Colruyt
NV ................. 624 30,637 34.2
Groupe Bruxelles Lambert SA . 189 21,930 24.5
UCB SA ............... 550 65,739 73.5
137,181
Brazil
Wheaton Precious Metals Corp. 1,601 64,630 72.2
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. 815 30,569 34.2
Bank of Montreal ......... 4,600 499,436 558.1
Bank of Nova Scotia (The) ... 373 24,455 27.3
Canadian Imperial Bank of
Commerce ........... 495 60,063 67.1
Canadian Tire Corp. Ltd., Class
A .................. 839 119,166 133.2
CGI, Inc. ............... 528 47,169 52.7
Constellation Software, Inc. .. 95 166,955 186.5
Hydro One Ltd. ........... 1,280 30,583 34.2
Intact Financial Corp. ....... 517 69,308 77.4

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Canada (continued)
Magna International, Inc. .... 1,889 $ 153,657 171.7%
Manulife Financial Corp. ..... 13,660 266,114 297.3
National Bank of Canada .... 860 71,199 79.6
Nutrien Ltd. ............. 1,021 71,361 79.7
Onex Corp. ............. 291 21,686 24.2
Open Text Corp. .......... 1,021 51,430 57.5
Sun Life Financial, Inc. ...... 5,221 297,541 332.5
Thomson Reuters Corp. ..... 851 102,366 114.4
West Fraser Timber Co. Ltd. .. 998 79,906 89.3
2,162,964
Denmark
Carlsberg A/S, Class B ..... 1,117 184,435 206.1
Coloplast A/S, Class B ...... 897 146,496 163.7
Genmab A/S ............ 120 53,910 60.2
Novo Nordisk A/S, Class B ... 1,449 158,890 177.5
Novozymes A/S, Class B .... 3,384 248,923 278.2
792,654
Finland
Elisa OYJ .............. 726 43,814 49.0
Kesko OYJ, Class B ....... 1,404 45,693 51.1
Nordea Bank Abp ......... 4,653 56,985 63.7
Stora Enso OYJ, Class R .... 5,589 92,998 103.9
UPM-Kymmene OYJ ....... 2,230 78,699 87.9
318,189
France
Arkema SA ............. 468 64,020 71.5
BioMerieux ............. 595 75,784 84.7
BNP Paribas SA .......... 1,082 72,426 80.9
Carrefour SA ............ 7,529 136,304 152.3
Cie de Saint-Gobain ....... 420 28,985 32.4
Dassault Systemes SE ..... 3,077 179,689 200.8
Engie SA ............... 9,745 138,624 154.9
Ipsen SA ............... 710 73,481 82.1
La Francaise des Jeux SAEM . 1,483 77,005 86.0
L'Oreal SA .............. 118 53,980 60.3
Orange SA .............. 5,175 56,433 63.1
Publicis Groupe SA ........ 1,048 70,356 78.6
Sanofi ................. 230 23,102 25.8
Suez SA ............... 864 19,661 22.0
Teleperformance .......... 466 194,654 217.5
Thales SA .............. 1,825 168,408 188.2
TotalEnergies SE ......... 501 25,088 28.0
Valeo ................. 1,033 30,352 33.9
1,488,352
Germany
Allianz SE (Registered) ..... 193 44,817 50.1
Bechtle AG ............. 876 65,712 73.4
Deutsche Bank AG (Registered) 1,679 21,567 24.1
Deutsche Boerse AG ....... 501 83,170 92.9
Deutsche Post AG (Registered) 7,442 460,712 514.8
E.ON SE ............... 27,929 354,134 395.7
HeidelbergCement AG ...... 791 59,566 66.6
Henkel AG & Co. KGaA
(Preference) .......... 420 37,627 42.0
LEG Immobilien SE ........ 350 52,060 58.2
SAP SE ................ 977 141,480 158.1
Siemens AG (Registered) .... 1,135 184,531 206.2
Symrise AG ............. 1,337 184,937 206.6
Volkswagen AG (Preference) . 98 21,994 24.6
Vonovia SE ............. 1,088 66,001 73.7
1,778,308
Shares Value
% of Basket
Value
Hong Kong
Hang Seng Bank Ltd. ...... 2,100 $ 39,906 44.6%
Sun Hung Kai Properties Ltd. . 3,500 46,404 51.9
Swire Pacific Ltd., Class A ... 5,500 34,576 38.6
Techtronic Industries Co. Ltd. . 6,000 123,272 137.7
244,158
Ireland
CRH plc ............... 611 29,239 32.7
Smurfit Kappa Group plc .... 512 26,837 30.0
56,076
Israel
Check Point Software
Technologies Ltd. ....... 743 88,863 99.3
Italy
Poste Italiane SpA ......... 2,157 30,806 34.4
Japan
Ajinomoto Co., Inc. ........ 2,300 68,864 76.9
Asahi Kasei Corp. ......... 8,900 93,498 104.5
Astellas Pharma, Inc. ....... 1,300 21,916 24.5
Chugai Pharmaceutical Co. Ltd. 3,000 112,168 125.3
Daiwa House Industry Co. Ltd. 700 23,093 25.8
Denso Corp. ............ 400 28,998 32.4
ENEOS Holdings, Inc. ...... 72,500 292,338 326.7
Fujitsu Ltd. .............. 300 51,849 57.9
Hitachi Ltd. ............. 3,300 190,161 212.5
Honda Motor Co. Ltd. ...... 5,500 162,678 181.8
Hoshizaki Corp. .......... 300 25,227 28.2
Idemitsu Kosan Co. Ltd. ..... 1,000 27,312 30.5
Isuzu Motors Ltd. ......... 1,600 21,524 24.1
JSR Corp. .............. 2,000 72,539 81.1
Kajima Corp. ............ 2,000 24,626 27.5
KDDI Corp. ............. 2,400 73,392 82.0
Kyocera Corp. ........... 2,700 158,077 176.6
Lawson, Inc. ............ 500 24,180 27.0
Mazda Motor Corp. ........ 14,300 128,618 143.7
McDonald's Holdings Co. Japan
Ltd. ................ 1,000 44,692 49.9
MEIJI Holdings Co. Ltd. ..... 3,800 239,813 268.0
MinebeaMitsumi, Inc. ....... 5,300 134,180 149.9
Mitsubishi Electric Corp. ..... 22,700 304,848 340.6
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,100 22,139 24.7
Mitsui Chemicals, Inc. ...... 4,300 127,855 142.9
NEC Corp. .............. 2,600 133,125 148.8
NGK Insulators Ltd. ........ 1,300 21,646 24.2
Nippon Express Co. Ltd. .... 1,100 68,854 76.9
Nippon Telegraph & Telephone
Corp. ............... 3,000 84,057 93.9
Nissin Foods Holdings Co. Ltd. 3,400 259,896 290.4
Nitori Holdings Co. Ltd. ..... 700 128,597 143.7
Nitto Denko Corp. ......... 3,500 273,491 305.6
Nomura Holdings, Inc. ...... 6,700 31,909 35.7
Obayashi Corp. .......... 2,500 21,106 23.6
Olympus Corp. ........... 1,000 21,663 24.2
Ono Pharmaceutical Co. Ltd. . 11,200 234,996 262.6
Osaka Gas Co. Ltd. ........ 11,100 178,910 199.9
Otsuka Holdings Co. Ltd. .... 4,700 185,882 207.7
Panasonic Corp. .......... 10,000 123,660 138.2
Recruit Holdings Co. Ltd. .... 600 39,911 44.6
Secom Co. Ltd. ........... 1,000 68,172 76.2
Shimadzu Corp. .......... 100 4,063 4.5
Shimizu Corp. ........... 3,500 25,644 28.7
Sony Group Corp. ......... 3,200 370,548 414.0

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Subaru Corp. ............ 5,800 $ 113,766 127.1%
Sumitomo Chemical Co. Ltd. .. 25,100 123,650 138.2
Sumitomo Mitsui Financial
Group, Inc. ........... 1,400 45,429 50.8
Sysmex Corp. ........... 200 24,798 27.7
Taisei Corp. ............. 500 15,690 17.5
Terumo Corp. ............ 2,300 101,466 113.4
Tokyo Gas Co. Ltd. ........ 6,400 111,059 124.1
Toray Industries, Inc. ....... 48,500 302,228 337.7
Trend Micro, Inc. .......... 600 33,912 37.9
USS Co. Ltd. ............ 1,200 19,342 21.6
Yakult Honsha Co. Ltd. ..... 2,500 126,321 141.1
Yamada Holdings Co. Ltd. ... 4,800 18,342 20.5
Yamaha Corp. ........... 400 25,271 28.2
Yamaha Motor Co. Ltd. ..... 2,100 58,535 65.4
ZOZO, Inc. .............. 1,000 32,099 35.9
5,902,623
Netherlands
Koninklijke Ahold Delhaize NV . 3,565 115,978 129.6
Koninklijke DSM NV ....... 234 51,124 57.1
NN Group NV ............ 672 35,923 40.1
Randstad NV ............ 1,355 97,353 108.8
Royal Dutch Shell plc, Class A . 3,156 72,300 80.8
Wolters Kluwer NV ........ 2,694 282,112 315.2
654,790
Norway
Norsk Hydro ASA ......... 9,111 66,925 74.8
Orkla ASA .............. 24,543 238,715 266.7
305,640
Russia
Coca-Cola HBC AG ........ 960 33,274 37.2
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 13,100 114,518 128.0
United Overseas Bank Ltd. ... 2,100 41,744 46.6
156,262
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 10,458 73,186 81.8
Banco Santander SA ....... 51,551 195,537 218.5
Endesa SA ............. 3,180 73,339 81.9
Iberdrola SA ............. 5,612 66,270 74.0
Industria de Diseno Textil SA .. 1,625 58,864 65.8
467,196
Sweden
Assa Abloy AB, Class B ..... 1,699 49,853 55.7
Boliden AB .............. 881 31,059 34.7
Electrolux AB, Class B ...... 3,322 75,391 84.2
Investor AB, Class B ....... 1,000 23,074 25.8
Skanska AB, Class B ....... 1,807 45,945 51.3
Swedish Match AB ........ 12,890 113,654 127.0
Telefonaktiebolaget LM Ericsson,
Class B .............. 6,509 71,048 79.4
Telia Co. AB ............. 4,736 18,654 20.9
428,678
Switzerland
Adecco Group AG (Registered) 2,427 122,272 136.6
Holcim Ltd. (Registered) ..... 3,538 176,485 197.2
Julius Baer Group Ltd. ...... 1,606 116,165 129.8
Shares Value
% of Basket
Value
Switzerland (continued)
Kuehne + Nagel International AG
(Registered) ........... 33 $ 10,393 11.6%
Nestle SA (Registered) ..... 177 23,348 26.1
Novartis AG (Registered) .... 1,754 145,078 162.1
Roche Holding AG ........ 496 192,148 214.7
SGS SA (Registered) ....... 50 148,026 165.4
Straumann Holding AG
(Registered) ........... 31 64,533 72.1
Swiss Life Holding AG
(Registered) ........... 49 26,880 30.1
UBS Group AG (Registered) .. 9,372 170,596 190.6
1,195,924
United Kingdom
3i Group plc ............. 2,490 46,501 52.0
Auto Trader Group plc ...... 6,633 54,991 61.5
Aviva plc ............... 36,720 198,138 221.4
BAE Systems plc ......... 26,602 200,583 224.1
Barratt Developments plc .... 16,310 148,064 165.5
Berkeley Group Holdings plc .. 1,506 89,831 100.4
BP plc ................. 6,413 30,724 34.3
British American Tobacco plc . 636 22,123 24.7
Croda International plc ...... 701 90,731 101.4
DCC plc ............... 1,059 88,363 98.7
Experian plc ............. 1,585 72,674 81.2
Intertek Group plc ......... 698 46,744 52.2
Kingfisher plc ............ 1,417 6,504 7.3
Legal & General Group plc ... 15,302 60,348 67.4
M&G plc ............... 7,217 19,718 22.0
Persimmon plc ........... 532 19,821 22.2
Phoenix Group Holdings plc .. 499 4,480 5.0
RELX plc ............... 1,674 51,906 58.0
Severn Trent plc .......... 792 29,662 33.2
United Utilities Group plc .... 6,284 89,315 99.8
WPP plc ............... 7,004 101,241 113.1
1,472,462
United States
3M Co. ................ 351 62,717 70.1
A O Smith Corp. .......... 673 49,176 54.9
ABIOMED, Inc. ........... 697 231,432 258.6
Accenture plc, Class A ...... 1,195 428,754 479.1
Adobe, Inc. ............. 748 486,469 543.6
Advanced Micro Devices, Inc. . 847 101,835 113.8
Aflac, Inc. .............. 805 43,204 48.3
Agilent Technologies, Inc. .... 2,897 456,249 509.8
Airbnb, Inc., Class A ....... 19 3,243 3.6
Akamai Technologies, Inc. ... 681 71,818 80.2
Allegion plc ............. 384 49,267 55.1
Allstate Corp. (The) ........ 735 90,897 101.6
Ally Financial, Inc. ......... 1,342 64,067 71.6
AMERCO .............. 211 155,505 173.8
Ameriprise Financial, Inc. .... 89 26,890 30.0
AmerisourceBergen Corp. ... 133 16,229 18.1
Amgen, Inc. ............. 114 23,595 26.4
Ansys, Inc. .............. 67 25,432 28.4
Apple, Inc. .............. 799 119,690 133.7
Applied Materials, Inc. ...... 1,165 159,197 177.9
Arista Networks, Inc. ....... 336 137,656 153.8
Arrow Electronics, Inc. ...... 310 35,883 40.1
Autodesk, Inc. ........... 1,606 510,082 570.0
Avery Dennison Corp. ...... 976 212,495 237.4
Berkshire Hathaway, Inc., Class
B .................. 559 160,439 179.3
Best Buy Co., Inc. ......... 502 61,364 68.6

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Booz Allen Hamilton Holding
Corp. ............... 1,991 $ 172,938 193.2%
Broadridge Financial Solutions,
Inc. ................. 239 42,640 47.6
Bunge Ltd. .............. 716 66,330 74.1
Cadence Design Systems, Inc. 1,657 286,843 320.5
Capital One Financial Corp. .. 859 129,735 145.0
CBRE Group, Inc., Class A ... 1,163 121,045 135.3
Cerner Corp. ............ 3,634 269,970 301.7
CH Robinson Worldwide, Inc. . 1,321 128,124 143.2
Cigna Corp. ............. 303 64,724 72.3
Cintas Corp. ............. 209 90,518 101.1
Citigroup, Inc. ............ 2,060 142,470 159.2
Coca-Cola Co. (The) ....... 1,885 106,257 118.7
Cognex Corp. ............ 1,440 126,130 140.9
Consolidated Edison, Inc. .... 761 57,379 64.1
Copart, Inc. ............. 444 68,949 77.0
Crowdstrike Holdings, Inc., Class
A .................. 106 29,871 33.4
Cummins, Inc. ........... 176 42,212 47.2
CVS Health Corp. ......... 1,332 118,921 132.9
Darden Restaurants, Inc. .... 19 2,739 3.1
DaVita, Inc. ............. 595 61,428 68.6
Dexcom, Inc. ............ 58 36,146 40.4
DocuSign, Inc. ........... 81 22,541 25.2
Domino's Pizza, Inc. ....... 254 124,198 138.8
Dover Corp. ............. 177 29,927 33.4
Dropbox, Inc., Class A ...... 2,814 85,799 95.9
DuPont de Nemours, Inc. .... 2,555 177,828 198.7
eBay, Inc. .............. 1,274 97,741 109.2
Ecolab, Inc. ............. 99 22,000 24.6
Edwards Lifesciences Corp. .. 2,194 262,885 293.7
Eli Lilly & Co. ............ 244 62,161 69.5
Emerson Electric Co. ....... 732 71,011 79.3
EOG Resources, Inc. ....... 618 57,140 63.8
EPAM Systems, Inc. ....... 115 77,423 86.5
Equifax, Inc. ............. 582 161,464 180.4
Equitable Holdings, Inc. ..... 639 21,407 23.9
Expeditors International of
Washington, Inc. ........ 1,644 202,639 226.4
Facebook, Inc., Class A ..... 277 89,629 100.1
FactSet Research Systems, Inc. 172 76,349 85.3
Fair Isaac Corp. .......... 62 24,688 27.6
FedEx Corp. ............ 44 10,363 11.6
Ferguson plc ............ 42 6,319 7.1
First Republic Bank ........ 157 33,964 38.0
Fortinet, Inc. ............. 517 173,888 194.3
Fortive Corp. ............ 724 54,814 61.2
Fortune Brands Home & Security,
Inc. ................. 499 50,599 56.5
Garmin Ltd. ............. 3,342 479,911 536.2
Genuine Parts Co. ........ 1,496 196,141 219.2
Gilead Sciences, Inc. ....... 5,668 367,740 410.9
GoDaddy, Inc., Class A ..... 2,219 153,488 171.5
Hershey Co. (The) ........ 791 138,702 155.0
Hewlett Packard Enterprise Co. 2,935 42,998 48.0
Hologic, Inc. ............. 2,277 166,927 186.5
Home Depot, Inc. (The) ..... 208 77,322 86.4
HP, Inc. ................ 3,060 92,810 103.7
IDEXX Laboratories, Inc. .... 608 405,013 452.6
Illinois Tool Works, Inc. ...... 808 184,119 205.7
Incyte Corp. ............. 1,681 112,593 125.8
Intel Corp. .............. 769 37,681 42.1
Intuit, Inc. .............. 634 396,878 443.5
Invesco Ltd. ............. 2,643 67,159 75.0
Shares Value
% of Basket
Value
United States (continued)
IQVIA Holdings, Inc. ....... 916 $ 239,461 267.6%
James Hardie Industries plc,
CDI ................ 5,026 197,452 220.6
Jazz Pharmaceuticals plc .... 564 75,035 83.8
Johnson Controls International
plc ................. 1,056 77,479 86.6
Juniper Networks, Inc. ...... 3,905 115,276 128.8
KeyCorp ............... 6,977 162,355 181.4
Keysight Technologies, Inc. ... 660 118,813 132.8
KLA Corp. .............. 84 31,312 35.0
Knight-Swift Transportation
Holdings, Inc. .......... 1,048 59,411 66.4
Laboratory Corp. of America
Holdings ............. 372 106,771 119.3
Lam Research Corp. ....... 120 67,628 75.6
Lennox International, Inc. .... 230 68,834 76.9
LKQ Corp. .............. 4,037 222,358 248.5
Marathon Petroleum Corp. ... 834 54,986 61.4
Markel Corp. ............ 60 78,788 88.0
Masimo Corp. ............ 622 176,362 197.1
McDonald's Corp. ......... 821 201,597 225.3
Merck & Co., Inc. ......... 1,037 91,308 102.0
MetLife, Inc. ............. 1,945 122,146 136.5
Mettler-Toledo International, Inc. 117 173,263 193.6
Microsoft Corp. ........... 1,270 421,157 470.6
Molina Healthcare, Inc. ..... 191 56,483 63.1
Molson Coors Beverage Co.,
Class B .............. 20 882 1.0
Mondelez International, Inc.,
Class A .............. 82 4,981 5.6
Monster Beverage Corp. .... 810 68,850 76.9
Moody's Corp. ........... 74 29,907 33.4
Mosaic Co. (The) ......... 1,967 81,768 91.4
NetApp, Inc. ............. 1,274 113,768 127.1
News Corp., Class A ....... 805 18,435 20.6
Nordson Corp. ........... 396 100,667 112.5
Northern Trust Corp. ....... 875 107,660 120.3
NVIDIA Corp. ............ 467 119,398 133.4
Old Dominion Freight Line, Inc. 628 214,368 239.5
Omnicom Group, Inc. ....... 1,318 89,729 100.3
O'Reilly Automotive, Inc. .... 384 238,971 267.0
Otis Worldwide Corp. ....... 1,355 108,820 121.6
Owens Corning ........... 828 77,343 86.4
Palo Alto Networks, Inc. ..... 58 29,527 33.0
Pentair plc .............. 406 30,032 33.6
PepsiCo, Inc. ............ 2,317 374,427 418.4
Pinterest, Inc., Class A ...... 1,493 66,648 74.5
Principal Financial Group, Inc. . 779 52,263 58.4
Prudential Financial, Inc. .... 241 26,522 29.6
PTC, Inc. ............... 235 29,927 33.4
PulteGroup, Inc. .......... 870 41,830 46.7
Qorvo, Inc. .............. 326 54,843 61.3
Qualcomm, Inc. .......... 2,966 394,597 440.9
Quest Diagnostics, Inc. ..... 726 106,562 119.1
Raymond James Financial, Inc. 1,437 141,674 158.3
Regions Financial Corp. ..... 8,040 190,387 212.7
Robert Half International, Inc. . 1,485 167,909 187.6
Rockwell Automation, Inc. .... 162 51,743 57.8
Roku, Inc. .............. 615 187,514 209.5
Ross Stores, Inc. ......... 171 19,357 21.6
Schlumberger NV ......... 1,681 54,229 60.6
Seagate Technology Holdings
plc ................. 649 57,806 64.6
Sealed Air Corp. .......... 4,268 253,178 282.9
ServiceNow, Inc. .......... 169 117,921 131.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Skyworks Solutions, Inc. .... 676 $ 112,980 126.2%
Splunk, Inc. ............. 253 41,699 46.6
Starbucks Corp. .......... 1,150 121,981 136.3
Stryker Corp. ............ 236 62,793 70.2
Swiss Re AG ............ 246 23,831 26.6
Synchrony Financial ....... 487 22,621 25.3
Synopsys, Inc. ........... 2,340 779,641 871.2
Sysco Corp. ............. 392 30,145 33.7
Target Corp. ............. 1,154 299,601 334.8
Teradyne, Inc. ........... 1,770 244,685 273.4
Texas Instruments, Inc. ..... 732 137,235 153.3
Tractor Supply Co. ........ 367 79,701 89.1
Trane Technologies plc ..... 751 135,878 151.8
Travelers Cos., Inc. (The) .... 383 61,617 68.8
Trimble, Inc. ............. 1,617 141,277 157.9
Tyson Foods, Inc., Class A ... 728 58,218 65.1
UGI Corp. .............. 921 39,981 44.7
Ulta Beauty, Inc. .......... 159 58,410 65.3
Vail Resorts, Inc. .......... 374 128,922 144.1
Veeva Systems, Inc., Class A . 662 209,861 234.5
VeriSign, Inc. ............ 111 24,716 27.6
Vertex Pharmaceuticals, Inc. .. 454 83,958 93.8
VMware, Inc., Class A ...... 476 72,209 80.7
Walgreens Boots Alliance, Inc. 928 43,635 48.8
Walmart, Inc. ............ 281 41,987 46.9
Waters Corp. ............ 395 145,182 162.2
West Pharmaceutical Services,
Inc. ................. 1,383 594,524 664.3
Workday, Inc., Class A ...... 630 182,687 204.1
Yum! Brands, Inc. ......... 875 109,323 122.2
Zebra Technologies Corp., Class
A .................. 179 95,577 106.8
21,792,806
Total Reference Entity — Long ............ 40,632,704
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (85) (125,887) (140.7)
Australia
APA Group .............. (9,095) (56,431) (63.1)
BHP Group plc ........... (3,458) (91,331) (102.0)
Evolution Mining Ltd. ....... (6,786) (18,424) (20.6)
Insurance Australia Group Ltd. (78,271) (283,613) (316.9)
National Australia Bank Ltd. .. (2,454) (53,355) (59.6)
Orica Ltd. .............. (1,946) (22,339) (25.0)
Santos Ltd. ............. (4,137) (21,724) (24.3)
Sydney Airport ........... (11,167) (69,251) (77.4)
Transurban Group ......... (30,823) (314,060) (350.9)
Woodside Petroleum Ltd. .... (3,131) (54,735) (61.2)
(985,263)
Belgium
Anheuser-Busch InBev SA/NV (4,943) (302,350) (337.8)
Elia Group SA/NV ......... (380) (44,332) (49.5)
Umicore SA ............. (2,111) (121,037) (135.3)
(467,719)
Bermuda
RenaissanceRe Holdings Ltd. . (824) (116,843) (130.6)
Canada
Algonquin Power & Utilities
Corp. ............... (6,264) (90,296) (100.9)
Ballard Power Systems, Inc. .. (3,597) (65,191) (72.8)
Shares Value
% of Basket
Value
Canada (continued)
BCE, Inc. ............... (673) $ (34,645) (38.7) %
Cameco Corp. ........... (1,458) (35,425) (39.6)
Canadian Pacific Railway Ltd. . (960) (74,304) (83.0)
Dollarama, Inc. ........... (1,797) (81,225) (90.8)
Emera, Inc. ............. (546) (25,403) (28.4)
Fortis, Inc. .............. (716) (31,872) (35.6)
Imperial Oil Ltd. .......... (800) (27,085) (30.3)
Northland Power, Inc. ...... (1,734) (55,750) (62.3)
Pan American Silver Corp. ... (634) (16,224) (18.1)
(537,420)
Chile
Antofagasta plc ........... (2,050) (39,986) (44.7)
China
Futu Holdings Ltd., ADR ..... (228) (12,203) (13.6)
Denmark
Ambu A/S, Class B ........ (2,258) (64,278) (71.8)
Chr Hansen Holding A/S .... (2,759) (219,519) (245.3)
Danske Bank A/S ......... (1,417) (23,978) (26.8)
Orsted A/S .............. (149) (21,045) (23.5)
Tryg A/S ............... (1,084) (25,727) (28.7)
Vestas Wind Systems A/S ... (2,355) (101,806) (113.8)
(456,353)
Finland
Fortum OYJ ............. (2,556) (76,016) (84.9)
Kone OYJ, Class B ........ (372) (25,370) (28.4)
(101,386)
France
Accor SA ............... (1,335) (47,775) (53.4)
Adevinta ASA ............ (2,874) (47,473) (53.1)
Aeroports de Paris ........ (407) (54,304) (60.7)
Air Liquide SA ........... (525) (87,653) (97.9)
Airbus SE .............. (469) (60,164) (67.2)
Alstom SA .............. (2,438) (86,885) (97.1)
Atos SE ................ (1,301) (67,877) (75.8)
Bollore SA .............. (3,702) (21,517) (24.0)
Bouygues SA ............ (5,152) (208,735) (233.2)
Danone SA ............. (3,695) (240,862) (269.1)
Dassault Aviation SA ....... (430) (44,937) (50.2)
Edenred ............... (1,391) (75,269) (84.1)
Eiffage SA .............. (266) (27,378) (30.6)
Faurecia SE ............. (3,202) (167,234) (186.9)
Getlink SE .............. (9,882) (152,095) (170.0)
Legrand SA ............. (321) (35,018) (39.1)
LVMH Moet Hennessy Louis
Vuitton SE ............ (343) (268,954) (300.5)
Orpea SA .............. (1,324) (138,297) (154.5)
Remy Cointreau SA ........ (364) (73,532) (82.2)
Renault SA ............. (1,627) (58,627) (65.5)
Safran SA .............. (1,590) (213,998) (239.1)
SCOR SE .............. (777) (26,158) (29.2)
Sodexo SA ............. (295) (28,700) (32.1)
Ubisoft Entertainment SA .... (899) (47,075) (52.6)
Vinci SA ............... (1,566) (167,421) (187.1)
Worldline SA ............ (862) (50,268) (56.2)
(2,498,206)
Germany
adidas AG .............. (594) (194,417) (217.2)
Brenntag SE ............ (861) (81,914) (91.5)
Commerzbank AG ......... (25,112) (183,390) (204.9)
Continental AG ........... (527) (61,960) (69.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Germany (continued)
Fresenius Medical Care AG &
Co. KGaA ............ (1,108) $ (73,603) (82.2) %
Fresenius SE & Co. KGaA ... (1,408) (63,999) (71.5)
KION Group AG .......... (1,236) (135,007) (150.9)
Knorr-Bremse AG ......... (790) (83,378) (93.2)
Merck KGaA ............ (302) (71,370) (79.8)
MTU Aero Engines AG ...... (85) (18,933) (21.2)
Porsche Automobil Holding SE
(Preference) .......... (477) (49,645) (55.5)
Sartorius AG (Preference) ... (9) (5,830) (6.5)
Siemens Energy AG ....... (3,593) (103,121) (115.2)
Siemens Healthineers AG .... (1,823) (121,240) (135.5)
TeamViewer AG .......... (3,437) (51,298) (57.3)
Uniper SE .............. (673) (29,751) (33.2)
Zalando SE ............. (462) (43,650) (48.8)
(1,372,506)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (1,091) (11,815) (13.2)
Ireland
Kerry Group plc, Class A .... (814) (109,248) (122.1)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (10,422) (91,088) (101.8)
Wix.com Ltd. ............ (380) (70,665) (78.9)
(161,753)
Italy
Atlantia SpA ............. (5,371) (103,813) (116.0)
Davide Campari-Milano NV .. (7,590) (107,810) (120.5)
Infrastrutture Wireless Italiane
SpA ................ (34,305) (379,005) (423.5)
Nexi SpA ............... (1,196) (20,795) (23.2)
(611,423)
Japan
Bandai Namco Holdings, Inc. . (1,000) (76,419) (85.4)
Canon, Inc. ............. (1,000) (22,739) (25.4)
Central Japan Railway Co. ... (1,500) (222,511) (248.6)
Daifuku Co. Ltd. .......... (2,100) (193,325) (216.0)
Dai-ichi Life Holdings, Inc. ... (3,200) (67,323) (75.2)
Daiichi Sankyo Co. Ltd. ..... (800) (20,186) (22.6)
East Japan Railway Co. ..... (400) (24,915) (27.8)
Eisai Co. Ltd. ............ (400) (28,342) (31.7)
Harmonic Drive Systems, Inc. . (600) (27,199) (30.4)
ITOCHU Corp. ........... (600) (17,113) (19.1)
Japan Airlines Co. Ltd. ...... (2,900) (62,412) (69.7)
Japan Post Bank Co. Ltd. .... (4,900) (38,230) (42.7)
JFE Holdings, Inc. ......... (2,400) (36,673) (41.0)
Kansai Electric Power Co., Inc.
(The) ............... (12,600) (116,010) (129.6)
Kao Corp. .............. (1,200) (67,882) (75.9)
Keio Corp. .............. (400) (20,191) (22.6)
Keyence Corp. ........... (600) (362,169) (404.7)
Kintetsu Group Holdings Co.
Ltd. ................ (500) (15,739) (17.6)
Kirin Holdings Co. Ltd. ...... (2,000) (34,812) (38.9)
Koito Manufacturing Co. Ltd. .. (1,400) (79,433) (88.8)
Komatsu Ltd. ............ (1,000) (26,191) (29.3)
Kose Corp. ............. (900) (104,513) (116.8)
Kubota Corp. ............ (3,500) (74,561) (83.3)
Kyowa Kirin Co. Ltd. ....... (1,500) (49,332) (55.1)
Mitsubishi Heavy Industries Ltd. (2,400) (61,375) (68.6)
MonotaRO Co. Ltd. ........ (7,900) (180,055) (201.2)
Shares Value
% of Basket
Value
Japan (continued)
Murata Manufacturing Co. Ltd. (1,100) $ (81,596) (91.2) %
Nexon Co. Ltd. ........... (900) (15,319) (17.1)
Nidec Corp. ............. (800) (88,606) (99.0)
Nihon M&A Center Holdings,
Inc. ................. (1,200) (36,845) (41.2)
Nippon Paint Holdings Co. Ltd. (3,900) (41,729) (46.6)
Nippon Sanso Holdings Corp. . (2,400) (56,661) (63.3)
Obic Co. Ltd. ............ (900) (166,431) (186.0)
Oji Holdings Corp. ......... (9,600) (47,585) (53.2)
Oriental Land Co. Ltd. ...... (1,900) (300,086) (335.3)
Otsuka Corp. ............ (7,500) (369,424) (412.8)
PeptiDream, Inc. .......... (3,700) (89,437) (99.9)
Pigeon Corp. ............ (1,900) (43,997) (49.2)
Rakuten Group, Inc. ....... (10,000) (109,480) (122.3)
Ryohin Keikaku Co. Ltd. ..... (1,300) (25,618) (28.6)
Sekisui House Ltd. ........ (2,200) (45,740) (51.1)
Sharp Corp. ............. (4,900) (57,796) (64.6)
Shin-Etsu Chemical Co. Ltd. .. (200) (35,667) (39.9)
Shionogi & Co. Ltd. ........ (1,500) (97,800) (109.3)
Shiseido Co. Ltd. ......... (3,300) (220,199) (246.0)
SMC Corp. .............. (400) (238,706) (266.7)
SoftBank Group Corp. ...... (3,000) (162,412) (181.5)
Square Enix Holdings Co. Ltd. . (1,400) (76,692) (85.7)
Sumitomo Corp. .......... (11,700) (166,721) (186.3)
Sumitomo Metal Mining Co. Ltd. (600) (23,275) (26.0)
Sumitomo Realty & Development
Co. Ltd. .............. (2,800) (101,192) (113.1)
Takeda Pharmaceutical Co. Ltd. (7,600) (213,300) (238.3)
Tobu Railway Co. Ltd. ...... (900) (22,408) (25.0)
Tokio Marine Holdings, Inc. ... (5,100) (268,617) (300.1)
Tokyu Corp. ............. (1,400) (19,738) (22.1)
Toyota Industries Corp. ..... (500) (42,506) (47.5)
Toyota Motor Corp. ........ (13,500) (238,196) (266.2)
Unicharm Corp. .......... (400) (16,177) (18.1)
Welcia Holdings Co. Ltd. .... (600) (22,399) (25.0)
West Japan Railway Co. .... (2,200) (103,852) (116.0)
Yaskawa Electric Corp. ..... (2,900) (125,605) (140.3)
Z Holdings Corp. .......... (33,400) (207,348) (231.7)
(6,008,810)
Jordan
Hikma Pharmaceuticals plc ... (1,082) (35,665) (39.9)
Luxembourg
ArcelorMittal SA .......... (10,628) (359,441) (401.7)
Eurofins Scientific SE ...... (1,821) (214,905) (240.1)
(574,346)
Netherlands
ABN AMRO Bank NV, CVA ... (6,066) (89,217) (99.7)
Argenx SE .............. (126) (37,933) (42.4)
ASM International NV ...... (370) (167,456) (187.1)
ASML Holding NV ......... (76) (61,780) (69.0)
Heineken NV ............ (309) (34,203) (38.2)
Universal Music Group NV ... (955) (27,727) (31.0)
(418,316)
Norway
Mowi ASA .............. (7,608) (220,611) (246.5)
Russia
Evraz plc ............... (2,907) (24,692) (27.6)
Saudi Arabia
Delivery Hero SE ......... (1,989) (248,078) (277.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
South Africa
Anglo American plc ........ (2,950) $ (112,227) (125.4) %
Spain
ACS Actividades de Construccion
y Servicios SA ......... (973) (25,502) (28.5)
Aena SME SA ........... (1,540) (252,924) (282.6)
Amadeus IT Group SA ...... (413) (27,629) (30.9)
CaixaBank SA ........... (53,206) (152,949) (170.9)
Cellnex Telecom SA ....... (2,972) (182,777) (204.2)
EDP Renovaveis SA ....... (2,076) (57,836) (64.6)
Ferrovial SA ............. (6,757) (213,305) (238.3)
Grifols SA .............. (11,758) (269,059) (300.6)
Naturgy Energy Group SA ... (2,713) (71,286) (79.7)
Siemens Gamesa Renewable
Energy SA ............ (6,056) (164,333) (183.6)
Telefonica SA ............ (11,283) (49,010) (54.8)
(1,466,610)
Sweden
Embracer Group AB ....... (6,572) (61,295) (68.5)
Epiroc AB, Class A ........ (1,313) (32,669) (36.5)
Essity AB, Class B ........ (1,332) (43,146) (48.2)
Evolution AB ............ (356) (57,794) (64.6)
Hexagon AB, Class B ...... (14,119) (227,227) (253.9)
ICA Gruppen AB .......... (5,795) (299,602) (334.8)
Investment AB Latour, Class B (2,019) (73,337) (81.9)
Nibe Industrier AB, Class B ... (5,326) (79,217) (88.5)
Svenska Cellulosa AB SCA,
Class B .............. (6,152) (96,125) (107.4)
Svenska Handelsbanken AB,
Class A .............. (1,906) (21,847) (24.4)
(992,259)
Switzerland
ABB Ltd. (Registered) ...... (4,790) (158,469) (177.0)
Banque Cantonale Vaudoise
(Registered) ........... (281) (22,624) (25.3)
Barry Callebaut AG (Registered) (43) (99,582) (111.3)
Cie Financiere Richemont SA
(Registered) ........... (460) (56,925) (63.6)
Clariant AG (Registered) .... (3,621) (76,231) (85.2)
EMS-Chemie Holding AG
(Registered) ........... (176) (174,579) (195.1)
Vifor Pharma AG .......... (1,482) (191,365) (213.8)
(779,775)
Taiwan
Sea Ltd., ADR ........... (652) (224,008) (250.3)
United Arab Emirates
NMC Health plc .......... (6,160) — (0.0)
United Kingdom
abrdn plc ............... (23,638) (82,168) (91.8)
Admiral Group plc ......... (4,077) (160,153) (178.9)
Associated British Foods plc .. (1,221) (29,861) (33.4)
AVEVA Group plc ......... (1,077) (52,445) (58.6)
BT Group plc ............ (9,497) (18,043) (20.2)
Halma plc .............. (551) (22,345) (25.0)
Hargreaves Lansdown plc ... (9,173) (193,027) (215.7)
Just Eat Takeaway.com NV ... (3,614) (259,613) (290.1)
Linde plc ............... (1,025) (327,180) (365.6)
NatWest Group plc ........ (30,351) (91,514) (102.2)
Next plc ................ (358) (39,018) (43.6)
Ocado Group plc ......... (4,437) (109,508) (122.4)
Reckitt Benckiser Group plc .. (3,661) (297,210) (332.1)
Rolls-Royce Holdings plc .... (28,348) (51,164) (57.2)
Shares Value
% of Basket
Value
United Kingdom (continued)
Spirax-Sarco Engineering plc . (870) $ (185,718) (207.5) %
Unilever plc ............. (3,014) (161,375) (180.3)
(2,080,342)
United States
Abbott Laboratories ........ (395) (50,912) (56.9)
Activision Blizzard, Inc. ..... (1,429) (111,734) (124.9)
Air Products & Chemicals, Inc. (616) (184,683) (206.4)
Albemarle Corp. .......... (141) (35,316) (39.5)
Alnylam Pharmaceuticals, Inc. . (204) (32,550) (36.4)
Altria Group, Inc. .......... (1,328) (58,578) (65.5)
Ameren Corp. ............ (7,405) (624,167) (697.4)
American Electric Power Co.,
Inc. ................. (1,211) (102,584) (114.6)
Amphenol Corp., Class A .... (2,738) (210,196) (234.9)
Analog Devices, Inc. ....... (133) (23,074) (25.8)
Anthem, Inc. ............ (705) (306,767) (342.8)
Aptiv plc ............... (534) (92,323) (103.2)
Arthur J Gallagher & Co. .... (562) (94,231) (105.3)
AT&T, Inc. .............. (2,956) (74,669) (83.4)
Atmos Energy Corp. ....... (455) (41,915) (46.8)
Automatic Data Processing, Inc. (111) (24,918) (27.8)
Avalara, Inc. ............. (231) (41,497) (46.4)
Baxter International, Inc. .... (1,578) (124,599) (139.2)
Boeing Co. (The) ......... (1,038) (214,897) (240.1)
Boston Beer Co., Inc. (The),
Class A .............. (182) (89,631) (100.2)
Boston Scientific Corp. ...... (287) (12,378) (13.8)
Broadcom, Inc. ........... (174) (92,511) (103.4)
Brookfield Renewable Corp. .. (492) (20,378) (22.8)
Brown & Brown, Inc. ....... (1,713) (108,107) (120.8)
Burlington Stores, Inc. ...... (143) (39,509) (44.1)
Cable One, Inc. .......... (44) (75,293) (84.1)
Campbell Soup Co. ........ (1,067) (42,627) (47.6)
CarMax, Inc. ............ (591) (80,920) (90.4)
Carnival Corp. ........... (2,937) (65,084) (72.7)
Carrier Global Corp. ....... (3,210) (167,658) (187.3)
Carvana Co. ............ (404) (122,485) (136.9)
Catalent, Inc. ............ (2,394) (330,037) (368.8)
Centene Corp. ........... (2,071) (147,538) (164.9)
CenterPoint Energy, Inc. .... (2,790) (72,652) (81.2)
Ceridian HCM Holding, Inc. .. (1,411) (176,728) (197.5)
CF Industries Holdings, Inc. .. (608) (34,534) (38.6)
Charles Schwab Corp. (The) .. (2,045) (167,751) (187.4)
Cheniere Energy, Inc. ...... (28) (2,895) (3.2)
Chevron Corp. ........... (1,819) (208,257) (232.7)
Chewy, Inc., Class A ....... (1,885) (142,883) (159.7)
Chipotle Mexican Grill, Inc. ... (41) (72,940) (81.5)
Church & Dwight Co., Inc. ... (1,741) (152,094) (169.9)
Cisco Systems, Inc. ........ (1,442) (80,709) (90.2)
Clorox Co. (The) .......... (889) (144,916) (161.9)
Cloudflare, Inc., Class A ..... (249) (48,485) (54.2)
CME Group, Inc. .......... (315) (69,473) (77.6)
Conagra Brands, Inc. ....... (1,151) (37,062) (41.4)
Constellation Brands, Inc., Class
A .................. (1,212) (262,774) (293.6)
CoStar Group, Inc. ........ (2,280) (196,194) (219.2)
Costco Wholesale Corp. ..... (183) (89,952) (100.5)
Coupa Software, Inc. ....... (391) (89,031) (99.5)
Delta Air Lines, Inc. ........ (528) (20,661) (23.1)
DISH Network Corp., Class A . (1,070) (43,945) (49.1)
Dollar General Corp. ....... (481) (106,551) (119.1)
Dow, Inc. ............... (2,530) (141,604) (158.2)
DR Horton, Inc. ........... (248) (22,139) (24.7)
DraftKings, Inc., Class A ..... (169) (7,874) (8.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Eaton Corp. plc ........... (683) $ (112,531) (125.7) %
Elanco Animal Health, Inc. ... (7,141) (234,796) (262.4)
Erie Indemnity Co., Class A .. (536) (110,314) (123.3)
Essential Utilities, Inc. ...... (2,536) (119,370) (133.4)
Estee Lauder Cos., Inc. (The),
Class A .............. (208) (67,461) (75.4)
Evergy, Inc. ............. (648) (41,310) (46.2)
Exact Sciences Corp. ...... (2,775) (264,235) (295.3)
Fiserv, Inc. .............. (671) (66,087) (73.8)
FleetCor Technologies, Inc. ... (491) (121,478) (135.7)
Ford Motor Co. ........... (1,785) (30,488) (34.1)
Freeport-McMoRan, Inc. .... (2,803) (105,729) (118.1)
Generac Holdings, Inc. ..... (112) (55,839) (62.4)
General Electric Co. ....... (3,106) (325,726) (364.0)
General Mills, Inc. ......... (2,946) (182,063) (203.4)
General Motors Co. ........ (585) (31,842) (35.6)
Global Payments, Inc. ...... (90) (12,869) (14.4)
Guidewire Software, Inc. .... (462) (58,087) (64.9)
Hasbro, Inc. ............. (218) (20,876) (23.3)
HCA Healthcare, Inc. ....... (304) (76,140) (85.1)
HEICO Corp. ............ (379) (52,829) (59.0)
Hess Corp. ............. (1,172) (96,772) (108.1)
Horizon Therapeutics plc .... (328) (39,330) (43.9)
Hormel Foods Corp. ....... (2,506) (106,054) (118.5)
Humana, Inc. ............ (74) (34,274) (38.3)
Huntington Bancshares, Inc. .. (9,330) (146,854) (164.1)
IAC/InterActiveCorp ........ (1,343) (204,633) (228.7)
IDEX Corp. ............. (93) (20,699) (23.1)
International Business Machines
Corp. ............... (1,033) (129,228) (144.4)
International Flavors &
Fragrances, Inc. ........ (397) (58,538) (65.4)
IPG Photonics Corp. ....... (1,126) (179,045) (200.1)
J M Smucker Co. (The) ..... (1,353) (166,230) (185.7)
Jack Henry & Associates, Inc. . (364) (60,599) (67.7)
Kellogg Co. ............. (1,033) (63,323) (70.8)
Keurig Dr Pepper, Inc. ...... (1,222) (44,102) (49.3)
Kimberly-Clark Corp. ....... (831) (107,606) (120.2)
Kraft Heinz Co. (The) ....... (2,020) (72,498) (81.0)
Lamb Weston Holdings, Inc. .. (726) (40,983) (45.8)
Las Vegas Sands Corp. ..... (7,752) (300,855) (336.2)
Lear Corp. .............. (418) (71,833) (80.3)
Leidos Holdings, Inc. ....... (1,000) (99,980) (111.7)
Liberty Broadband Corp., Class
C .................. (2,621) (425,781) (475.8)
Liberty Media Corp-Liberty
Formula One, Class C .... (864) (48,211) (53.9)
Liberty Media Corp-Liberty
SiriusXM ............. (931) (45,917) (51.3)
Live Nation Entertainment, Inc. (2,055) (207,863) (232.3)
Lowe's Cos., Inc. ......... (150) (35,073) (39.2)
Lululemon Athletica, Inc. .... (60) (27,961) (31.2)
Lumen Technologies, Inc. .... (1,872) (22,202) (24.8)
LyondellBasell Industries NV,
Class A .............. (991) (91,985) (102.8)
M&T Bank Corp. .......... (304) (44,724) (50.0)
MarketAxess Holdings, Inc. .. (279) (114,019) (127.4)
Marriott International, Inc., Class
A .................. (883) (141,298) (157.9)
Martin Marietta Materials, Inc. . (577) (226,669) (253.3)
Marvell Technology, Inc. ..... (647) (44,320) (49.5)
Match Group, Inc. ......... (427) (64,383) (71.9)
McKesson Corp. .......... (443) (92,091) (102.9)
Medtronic plc ............ (5,531) (662,946) (740.8)
Microchip Technology, Inc. ... (968) (71,719) (80.1)
Shares Value
% of Basket
Value
United States (continued)
MongoDB, Inc. ........... (53) $ (27,628) (30.9) %
Neurocrine Biosciences, Inc. .. (403) (42,480) (47.5)
Newmont Corp. .......... (1,302) (70,308) (78.6)
NextEra Energy, Inc. ....... (1,598) (136,357) (152.4)
NiSource, Inc. ........... (983) (24,251) (27.1)
Nucor Corp. ............. (450) (50,243) (56.1)
Oak Street Health, Inc. ...... (1,566) (73,962) (82.6)
Occidental Petroleum Corp. .. (3,356) (112,527) (125.7)
Okta, Inc. ............... (92) (22,741) (25.4)
ON Semiconductor Corp. .... (1,978) (95,082) (106.2)
PACCAR, Inc. ........... (349) (31,277) (34.9)
Packaging Corp. of America .. (380) (52,201) (58.3)
Paycom Software, Inc. ...... (142) (77,795) (86.9)
Peloton Interactive, Inc., Class A (431) (39,411) (44.0)
PerkinElmer, Inc. ......... (397) (70,225) (78.5)
PG&E Corp. ............. (14,384) (166,854) (186.4)
Pioneer Natural Resources Co. (136) (25,429) (28.4)
Progressive Corp. (The) ..... (1,785) (169,361) (189.2)
Public Service Enterprise Group,
Inc. ................. (353) (22,521) (25.2)
QIAGEN NV ............. (2,398) (131,924) (147.4)
Republic Services, Inc. ..... (1,435) (193,151) (215.8)
ResMed, Inc. ............ (50) (13,145) (14.7)
RingCentral, Inc., Class A .... (295) (71,915) (80.4)
Rollins, Inc. ............. (4,035) (142,153) (158.8)
Roper Technologies, Inc. .... (307) (149,776) (167.4)
Royal Caribbean Cruises Ltd. . (2,536) (214,114) (239.2)
RPM International, Inc. ..... (2,199) (191,753) (214.3)
Schneider Electric SE ...... (449) (77,416) (86.5)
Seagen, Inc. ............ (300) (52,899) (59.1)
SEI Investments Co. ....... (345) (21,749) (24.3)
Sherwin-Williams Co. (The) .. (376) (119,045) (133.0)
Snap, Inc., Class A ........ (793) (41,696) (46.6)
Snowflake, Inc., Class A ..... (15) (5,308) (5.9)
SolarEdge Technologies, Inc. . (26) (9,222) (10.3)
Square, Inc., Class A ....... (174) (44,283) (49.5)
SS&C Technologies Holdings,
Inc. ................. (790) (62,781) (70.2)
Steel Dynamics, Inc. ....... (497) (32,842) (36.7)
STERIS plc ............. (454) (106,118) (118.6)
Sunrun, Inc. ............. (1,280) (73,830) (82.5)
Take-Two Interactive Software,
Inc. ................. (997) (180,457) (201.6)
Teladoc Health, Inc. ........ (647) (96,785) (108.1)
Teledyne Technologies, Inc. .. (154) (69,180) (77.3)
Teleflex, Inc. ............. (309) (110,294) (123.2)
Thermo Fisher Scientific, Inc. . (338) (213,978) (239.1)
TJX Cos., Inc. (The) ....... (478) (31,304) (35.0)
T-Mobile US, Inc. ......... (1,862) (214,186) (239.3)
Trade Desk, Inc. (The), Class A (903) (67,644) (75.6)
Tradeweb Markets, Inc., Class A (771) (68,696) (76.8)
Twilio, Inc., Class A ........ (299) (87,117) (97.3)
Tyler Technologies, Inc. ..... (609) (330,821) (369.7)
Uber Technologies, Inc. ..... (2,628) (115,159) (128.7)
UnitedHealth Group, Inc. .... (420) (193,397) (216.1)
Unity Software, Inc. ........ (1,336) (202,150) (225.9)
US Bancorp ............. (375) (22,639) (25.3)
Valero Energy Corp. ....... (3,092) (239,104) (267.2)
VF Corp. ............... (675) (49,194) (55.0)
Viatris, Inc. .............. (6,389) (85,293) (95.3)
Vimeo, Inc. ............. (1) (34) (0.0)
Vistra Corp. ............. (10,718) (209,966) (234.6)
Vulcan Materials Co. ....... (1,301) (247,346) (276.4)
W R Berkley Corp. ........ (1,966) (156,494) (174.9)
Walt Disney Co. (The) ...... (270) (45,649) (51.0)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Waste Connections, Inc. ..... (1,390) $ (189,054) (211.2) %
Wayfair, Inc., Class A ....... (89) (22,170) (24.8)
Western Digital Corp. ....... (3,218) (168,269) (188.0)
Westinghouse Air Brake
Technologies Corp. ...... (298) (27,038) (30.2)
Wynn Resorts Ltd. ........ (945) (84,861) (94.8)
Xylem, Inc. .............. (331) (43,225) (48.3)
Zillow Group, Inc., Class C ... (464) (48,084) (53.7)
Zimmer Biomet Holdings, Inc. . (1,512) (216,397) (241.8)
Zoom Video Communications,
Inc., Class A ........... (82) (22,521) (25.2)
Zscaler, Inc. ............. (278) (88,643) (99.0)
(19,749,460)
Total Reference Entity — Short ............ (40,543,210)
Net Value of Reference Entity — Credit Suisse
International ......................... $ 89,494
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of October 31, 2021, expiration dates 03/29/21-02/17/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 7,798 265,050 268.4
Aurizon Holdings Ltd. ...... 39,587 100,926 102.2
Brambles Ltd. ............ 76,266 578,607 585.8
Coles Group Ltd. ......... 4,323 56,022 56.7
REA Group Ltd. .......... 1,630 197,831 200.3
Sonic Healthcare Ltd. ...... 3,451 104,719 106.0
South32 Ltd. ............ 7,652 20,642 20.9
Suncorp Group Ltd. ........ 22,587 199,869 202.4
Tabcorp Holdings Ltd. ...... 109,959 414,034 419.2
Telstra Corp. Ltd. ......... 15,662 45,271 45.8
Wesfarmers Ltd. .......... 364 15,749 15.9
1,998,720
Austria
Mondi plc ............... 2,305 57,565 58.3
OMV AG ............... 2,446 148,089 149.9
Raiffeisen Bank International AG 8,460 247,201 250.3
voestalpine AG ........... 1,147 43,564 44.1
496,419
Belgium
Ageas SA/NV ............ 819 39,842 40.3
KBC Group NV ........... 580 54,011 54.7
Proximus SADP .......... 16,853 317,368 321.3
Solvay SA .............. 475 56,464 57.2
UCB SA ............... 1,985 237,259 240.2
704,944
Canada
Agnico Eagle Mines Ltd. ..... 608 32,272 32.7
Alimentation Couche-Tard, Inc.,
Class B .............. 933 34,995 35.4
Bank of Montreal ......... 411 44,624 45.2
Bank of Nova Scotia (The) ... 706 46,287 46.9
Canadian Imperial Bank of
Commerce ........... 578 70,134 71.0
Constellation Software, Inc. .. 41 72,054 73.0
Intact Financial Corp. ....... 334 44,775 45.3
Magna International, Inc. .... 419 34,083 34.5
National Bank of Canada .... 1,127 93,304 94.5
Onex Corp. ............. 595 44,341 44.9
Shares Value
% of Basket
Value
Canada (continued)
Royal Bank of Canada ...... 1,393 $ 144,995 146.8%
Shaw Communications, Inc.,
Class B .............. 754 21,713 22.0
Thomson Reuters Corp. ..... 562 67,603 68.4
751,180
China
NXP Semiconductors NV .... 486 97,618 98.8
Denmark
AP Moller - Maersk A/S, Class B 75 217,346 220.0
Coloplast A/S, Class B ...... 326 53,242 53.9
Novozymes A/S, Class B .... 9,812 721,759 730.7
Pandora A/S ............ 511 71,507 72.4
1,063,854
Finland
Elisa OYJ .............. 444 26,796 27.1
Kesko OYJ, Class B ....... 3,635 118,299 119.8
Neste OYJ .............. 2,731 152,040 153.9
Nordea Bank Abp ......... 18,062 221,202 224.0
Orion OYJ, Class B ........ 594 25,722 26.1
Sampo OYJ, Class A ....... 953 50,663 51.3
Stora Enso OYJ, Class R .... 6,484 107,891 109.2
UPM-Kymmene OYJ ....... 755 26,645 27.0
729,258
France
Amundi SA ............. 230 20,492 20.7
Arkema SA ............. 992 135,700 137.4
BioMerieux ............. 1,079 137,431 139.1
BNP Paribas SA .......... 4,478 299,745 303.5
Bureau Veritas SA ......... 1,120 35,599 36.0
Capgemini SE ........... 735 171,375 173.5
Carrefour SA ............ 5,986 108,370 109.7
Cie de Saint-Gobain ....... 3,928 271,081 274.5
CNP Assurances .......... 1,567 39,262 39.8
Dassault Systemes SE ..... 1,003 58,573 59.3
Engie SA ............... 15,146 215,454 218.1
Eurazeo SE ............. 1,908 178,844 181.1
Hermes International ....... 8 12,703 12.9
Ipsen SA ............... 1,666 172,421 174.6
La Francaise des Jeux SAEM . 6,071 315,239 319.2
Orange SA .............. 65,378 712,944 721.8
Publicis Groupe SA ........ 9,104 611,183 618.8
Sanofi ................. 234 23,504 23.8
SEB SA ................ 431 67,533 68.4
Societe Generale SA ....... 6,602 220,533 223.3
Teleperformance .......... 613 256,058 259.2
Thales SA .............. 2,725 251,459 254.6
Valeo SA ............... 2,942 86,442 87.5
Wendel SE ............. 632 84,189 85.2
4,486,134
Germany
Allianz SE (Registered) ..... 1,098 254,967 258.1
Daimler AG (Registered) .... 1,080 107,203 108.5
Deutsche Boerse AG ....... 303 50,300 50.9
Deutsche Post AG (Registered) 5,250 325,012 329.1
E.ON SE ............... 33,259 421,718 427.0
GEA Group AG ........... 3,925 193,311 195.7
HeidelbergCement AG ...... 1,406 105,879 107.2
Henkel AG & Co. KGaA
(Preference) .......... 777 69,609 70.5
LEG Immobilien SE ........ 827 123,011 124.5
Nemetschek SE .......... 250 28,704 29.1
SAP SE ................ 1,492 216,058 218.7

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Germany (continued)
Scout24 AG ............. 33 $ 2,298 2.3%
Siemens AG (Registered) .... 2,854 464,009 469.8
Symrise AG ............. 169 23,376 23.7
Volkswagen AG (Preference) . 101 22,668 23.0
Vonovia SE ............. 486 29,482 29.8
2,437,605
Hong Kong
Hongkong Land Holdings Ltd. . 9,500 52,462 53.1
Sun Hung Kai Properties Ltd. . 1,500 19,887 20.1
72,349
Israel
Check Point Software
Technologies Ltd. ....... 196 23,441 23.7
Italy
Eni SpA ................ 32,640 467,811 473.6
Intesa Sanpaolo SpA ....... 149,651 425,335 430.6
Poste Italiane SpA ......... 12,681 181,108 183.4
Snam SpA .............. 8,262 46,794 47.4
Terna - Rete Elettrica Nazionale 19,732 147,019 148.8
1,268,067
Japan
Asahi Kasei Corp. ......... 2,000 21,011 21.3
Astellas Pharma, Inc. ....... 1,300 21,916 22.2
Bridgestone Corp. ......... 1,900 84,055 85.1
Chugai Pharmaceutical Co. Ltd. 4,400 164,513 166.6
Hitachi Ltd. ............. 400 23,050 23.3
JSR Corp. .............. 2,700 97,928 99.1
Mazda Motor Corp. ........ 10,100 90,842 92.0
Mitsubishi Electric Corp. ..... 2,100 28,202 28.6
Nissan Chemical Corp. ..... 500 27,829 28.2
Nitto Denko Corp. ......... 700 54,698 55.4
Ono Pharmaceutical Co. Ltd. . 1,100 23,080 23.4
Sony Group Corp. ......... 900 104,217 105.5
Sumitomo Chemical Co. Ltd. .. 11,400 56,160 56.9
Sysmex Corp. ........... 400 49,596 50.2
Tokyo Gas Co. Ltd. ........ 7,200 124,941 126.5
Toray Industries, Inc. ....... 3,500 21,810 22.1
Yamato Holdings Co. Ltd. .... 900 22,125 22.4
1,015,973
Netherlands
Koninklijke Ahold Delhaize NV . 25,411 826,682 837.0
Koninklijke KPN NV ........ 30,435 90,938 92.1
Koninklijke Philips NV ...... 13,994 660,169 668.4
NN Group NV ............ 11,793 630,416 638.2
Randstad NV ............ 5,771 414,632 419.8
Royal Dutch Shell plc, Class B 2,006 46,035 46.6
Wolters Kluwer NV ........ 5,157 540,033 546.7
3,208,905
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 6,666 149,342 151.2
Spark New Zealand Ltd. ..... 6,695 21,917 22.2
171,259
Norway
DNB Bank ASA ........... 370 8,805 8.9
Equinor ASA ............ 1,617 40,972 41.5
Norsk Hydro ASA ......... 33,163 243,598 246.7
Orkla ASA .............. 2,357 22,925 23.2
316,300
Shares Value
% of Basket
Value
Portugal
EDP - Energias de Portugal SA 13,508 $ 76,221 77.2%
Jeronimo Martins SGPS SA .. 1,070 24,243 24.5
100,464
Russia
Coca-Cola HBC AG ........ 4,243 147,063 148.9
Singapore
DBS Group Holdings Ltd. .... 500 11,684 11.8
Oversea-Chinese Banking Corp.
Ltd. ................ 26,600 232,533 235.4
Singapore Technologies
Engineering Ltd. ........ 58,600 166,414 168.5
Singapore Telecommunications
Ltd. ................ 12,900 23,915 24.2
434,546
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 6,434 45,026 45.6
Banco Santander SA ....... 14,614 55,432 56.1
Endesa SA ............. 23,771 548,224 555.0
Iberdrola SA ............. 7,190 84,903 86.0
Industria de Diseno Textil SA .. 605 21,916 22.2
Repsol SA .............. 12,521 160,376 162.4
Telefonica SA ............ 394 1,711 1.7
917,588
Sweden
Alfa Laval AB ............ 663 28,439 28.8
Boliden AB .............. 3,854 135,870 137.6
Electrolux AB, Class B ...... 12,193 276,714 280.2
Husqvarna AB, Class B ..... 29,902 426,131 431.4
Industrivarden AB, Class C ... 1,236 40,205 40.7
Investor AB, Class B ....... 10,052 231,939 234.8
Kinnevik AB, Class B ....... 892 35,012 35.5
Lundin Energy AB ......... 3,883 153,353 155.3
Securitas AB, Class B ...... 2,329 38,584 39.1
Skanska AB, Class B ....... 10,369 263,641 266.9
Swedish Match AB ........ 14,579 128,546 130.1
Telefonaktiebolaget LM Ericsson,
Class B .............. 19,275 210,394 213.0
Telia Co. AB ............. 20,115 79,230 80.2
2,048,058
Switzerland
Givaudan SA (Registered) ... 21 98,951 100.2
Julius Baer Group Ltd. ...... 342 24,737 25.0
Nestle SA (Registered) ..... 370 48,806 49.4
Novartis AG (Registered) .... 1,689 139,702 141.4
Roche Holding AG ........ 225 87,164 88.2
SGS SA (Registered) ....... 10 29,605 30.0
Swisscom AG (Registered) ... 43 23,414 23.7
452,379
United Kingdom
3i Group plc ............. 21,270 397,218 402.2
Ashtead Group plc ........ 578 48,442 49.0
Auto Trader Group plc ...... 9,375 77,723 78.7
BAE Systems plc ......... 5,975 45,052 45.6
Barratt Developments plc .... 31,032 281,711 285.2
Berkeley Group Holdings plc .. 175 10,438 10.6
BP plc ................. 7,118 34,102 34.5
Burberry Group plc ........ 3,087 81,586 82.6
CNH Industrial NV ......... 3,894 67,076 67.9
Croda International plc ...... 720 93,190 94.4
DCC plc ............... 992 82,773 83.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United Kingdom (continued)
Entain plc .............. 1,677 $ 46,991 47.6%
Imperial Brands plc ........ 5,089 107,384 108.7
Intertek Group plc ......... 3,007 201,372 203.9
Kingfisher plc ............ 23,040 105,744 107.1
Legal & General Group plc ... 39,342 155,156 157.1
M&G plc ............... 34,925 95,419 96.6
Persimmon plc ........... 8,958 333,760 337.9
Phoenix Group Holdings plc .. 1,640 14,725 14.9
RELX plc ............... 2,159 66,945 67.8
Sage Group plc (The) ...... 2,274 22,116 22.4
Schroders plc ............ 3,356 166,235 168.3
Severn Trent plc .......... 1,643 61,534 62.3
Taylor Wimpey plc ......... 21,544 45,583 46.2
United Utilities Group plc .... 25,007 355,428 359.9
WPP plc ............... 33,458 483,628 489.6
3,481,331
United States
3M Co. ................ 171 30,554 30.9
ABIOMED, Inc. ........... 118 39,181 39.7
Adobe, Inc. ............. 228 148,282 150.1
AES Corp. (The) .......... 1,262 31,714 32.1
Ally Financial, Inc. ......... 693 33,084 33.5
Apple, Inc. .............. 1,942 290,912 294.5
Applied Materials, Inc. ...... 608 83,083 84.1
Arista Networks, Inc. ....... 354 145,030 146.8
Arrow Electronics, Inc. ...... 211 24,423 24.7
Autodesk, Inc. ........... 125 39,701 40.2
Avery Dennison Corp. ...... 739 160,895 162.9
Baker Hughes Co. ......... 7,307 183,260 185.5
Booz Allen Hamilton Holding
Corp. ............... 293 25,450 25.8
Cadence Design Systems, Inc. 1,158 200,461 203.0
CBRE Group, Inc., Class A ... 384 39,967 40.5
CDW Corp. ............. 150 27,998 28.3
Cerner Corp. ............ 342 25,407 25.7
CH Robinson Worldwide, Inc. . 938 90,977 92.1
Cintas Corp. ............. 58 25,120 25.4
Cognex Corp. ............ 496 43,445 44.0
Cognizant Technology Solutions
Corp., Class A ......... 285 22,256 22.5
Comcast Corp., Class A ..... 750 38,573 39.1
ConocoPhillips ........... 1,391 103,616 104.9
Dexcom, Inc. ............ 106 66,060 66.9
DocuSign, Inc. ........... 239 66,511 67.3
Dropbox, Inc., Class A ...... 11,770 358,867 363.3
Duke Energy Corp. ........ 268 27,339 27.7
DuPont de Nemours, Inc. .... 867 60,343 61.1
Edwards Lifesciences Corp. .. 1,281 153,489 155.4
Eli Lilly & Co. ............ 105 26,750 27.1
Entergy Corp. ............ 429 44,196 44.7
EOG Resources, Inc. ....... 616 56,955 57.7
EPAM Systems, Inc. ....... 138 92,907 94.1
Equifax, Inc. ............. 1,600 443,888 449.4
Exelon Corp. ............ 896 47,658 48.3
Expeditors International of
Washington, Inc. ........ 532 65,574 66.4
FactSet Research Systems, Inc. 83 36,843 37.3
Fair Isaac Corp. .......... 135 53,757 54.4
Ferguson plc ............ 2,398 360,811 365.3
First Republic Bank ........ 117 25,311 25.6
Fortive Corp. ............ 319 24,151 24.5
Garmin Ltd. ............. 1,181 169,592 171.7
Gilead Sciences, Inc. ....... 4,489 291,246 294.9
Shares Value
% of Basket
Value
United States (continued)
Hartford Financial Services
Group, Inc. (The) ....... 1,436 $ 104,727 106.0%
Hologic, Inc. ............. 747 54,763 55.4
IDEXX Laboratories, Inc. .... 192 127,899 129.5
Illumina, Inc. ............ 91 37,770 38.2
Intel Corp. .............. 1,216 59,584 60.3
Interpublic Group of Cos., Inc.
(The) ............... 631 23,076 23.4
Intuit, Inc. .............. 98 61,347 62.1
Invesco Ltd. ............. 960 24,394 24.7
IQVIA Holdings, Inc. ....... 312 81,563 82.6
James Hardie Industries plc,
CDI ................ 3,855 151,448 153.3
Juniper Networks, Inc. ...... 1,566 46,228 46.8
Keysight Technologies, Inc. ... 1,158 208,463 211.1
Kroger Co. (The) .......... 681 27,254 27.6
Laboratory Corp. of America
Holdings ............. 188 53,960 54.6
Lam Research Corp. ....... 127 71,573 72.5
Lyft, Inc., Class A ......... 2,671 122,519 124.0
Marathon Petroleum Corp. ... 480 31,646 32.0
Merck & Co., Inc. ......... 1,390 122,390 123.9
Meta Platforms, Inc., Class A . 208 67,303 68.1
Micron Technology, Inc. ..... 1,337 92,387 93.5
Microsoft Corp. ........... 1,479 490,466 496.6
Mondelez International, Inc.,
Class A .............. 1,382 83,943 85.0
NetApp, Inc. ............. 435 38,846 39.3
Nordson Corp. ........... 98 24,913 25.2
NVIDIA Corp. ............ 554 141,641 143.4
Otis Worldwide Corp. ....... 1,972 158,371 160.3
PepsiCo, Inc. ............ 697 112,635 114.0
Philip Morris International, Inc. 1,116 105,507 106.8
PPD, Inc. ............... 984 46,415 47.0
Prudential Financial, Inc. .... 411 45,231 45.8
PTC, Inc. ............... 373 47,502 48.1
Robert Half International, Inc. . 256 28,946 29.3
Schlumberger NV ......... 693 22,356 22.6
ServiceNow, Inc. .......... 298 207,932 210.5
Skyworks Solutions, Inc. .... 141 23,565 23.9
Splunk, Inc. ............. 217 35,766 36.2
Stellantis NV ............ 7,052 140,789 142.5
SVB Financial Group ....... 46 33,000 33.4
Synopsys, Inc. ........... 185 61,638 62.4
Texas Instruments, Inc. ..... 263 49,307 49.9
Travelers Cos., Inc. (The) .... 675 108,594 109.9
Trimble, Inc. ............. 2,721 237,734 240.7
UGI Corp. .............. 619 26,871 27.2
Veeva Systems, Inc., Class A . 111 35,188 35.6
VeriSign, Inc. ............ 134 29,838 30.2
Verizon Communications, Inc. . 2,371 125,639 127.2
VMware, Inc., Class A ...... 160 24,272 24.6
Walgreens Boots Alliance, Inc. 680 31,974 32.4
Walmart, Inc. ............ 240 35,861 36.3
Waters Corp. ............ 202 74,245 75.2
West Pharmaceutical Services,
Inc. ................. 63 27,082 27.4
Workday, Inc., Class A ...... 170 49,297 49.9
Yum! Brands, Inc. ......... 502 62,720 63.5
8,664,015
Total Reference Entity — Long ............ 35,087,470

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (32) $ (47,393) (48.0) %
Australia
Afterpay Ltd. ............ (1,899) (175,922) (178.1)
Ampol Ltd. .............. (2,231) (51,606) (52.2)
APA Group .............. (9,044) (56,115) (56.8)
AusNet Services Ltd. ....... (102,026) (189,733) (192.1)
Australia & New Zealand Banking
Group Ltd. ............ (2,913) (61,990) (62.8)
BHP Group plc ........... (1,255) (33,147) (33.6)
Commonwealth Bank of
Australia ............. (1,377) (109,144) (110.5)
Computershare Ltd. ........ (1,713) (24,375) (24.7)
Crown Resorts Ltd. ........ (22,765) (171,603) (173.7)
CSL Ltd. ............... (467) (106,261) (107.6)
Evolution Mining Ltd. ....... (23,616) (64,116) (64.9)
Fortescue Metals Group Ltd. .. (2,940) (30,635) (31.0)
Lendlease Corp. Ltd. ....... (3,164) (25,066) (25.4)
Macquarie Group Ltd. ...... (321) (47,389) (48.0)
Medibank Pvt Ltd. ......... (51,179) (128,619) (130.2)
National Australia Bank Ltd. .. (1,153) (25,069) (25.4)
Newcrest Mining Ltd. ....... (9,413) (176,361) (178.5)
Northern Star Resources Ltd. . (7,708) (53,361) (54.0)
Oil Search Ltd. ........... (35,475) (114,925) (116.4)
Orica Ltd. .............. (27,923) (320,536) (324.5)
Qantas Airways Ltd. ....... (5,903) (23,907) (24.2)
Reece Ltd. .............. (2,289) (34,709) (35.1)
Santos Ltd. ............. (7,084) (37,199) (37.7)
Sydney Airport ........... (34,578) (214,433) (217.1)
Transurban Group ......... (38,156) (388,777) (393.6)
Treasury Wine Estates Ltd. ... (9,426) (82,247) (83.3)
Westpac Banking Corp. ..... (18,559) (361,068) (365.6)
Woolworths Group Ltd. ..... (689) (19,847) (20.1)
(3,128,160)
Austria
Verbund AG ............. (1,325) (138,121) (139.8)
Belgium
Anheuser-Busch InBev SA/NV (1,447) (88,509) (89.6)
Elia Group SA/NV ......... (4,321) (504,103) (510.4)
Sofina SA .............. (363) (160,629) (162.6)
(753,241)
Brazil
Yara International ASA ...... (560) (29,267) (29.6)
Canada
BCE, Inc. ............... (2,907) (149,648) (151.5)
Brookfield Asset Management,
Inc., Class A ........... (559) (33,750) (34.2)
Fairfax Financial Holdings Ltd. (145) (58,728) (59.5)
Lightspeed Commerce, Inc. .. (1,288) (125,542) (127.1)
Northland Power, Inc. ...... (1,092) (35,109) (35.5)
Pan American Silver Corp. ... (1,213) (31,040) (31.4)
Pembina Pipeline Corp. ..... (1,360) (45,022) (45.6)
Restaurant Brands International,
Inc. ................. (2,037) (115,330) (116.8)
Rogers Communications, Inc.,
Class B .............. (1,570) (73,020) (73.9)
WSP Global, Inc. ......... (378) (51,245) (51.9)
(718,434)
Chile
Antofagasta plc ........... (8,653) (168,779) (170.9)
Shares Value
% of Basket
Value
China
Prosus NV .............. (3,827) $ (337,094) (341.3) %
Denmark
Ambu A/S, Class B ........ (4,139) (117,825) (119.3)
Chr Hansen Holding A/S .... (2,148) (170,905) (173.0)
Danske Bank A/S ......... (1,454) (24,604) (24.9)
GN Store Nord A/S ........ (1,172) (71,219) (72.1)
Orsted A/S .............. (549) (77,542) (78.5)
Rockwool International A/S,
Class B .............. (415) (189,786) (192.1)
Tryg A/S ............... (25,330) (601,160) (608.6)
Vestas Wind Systems A/S ... (8,383) (362,394) (366.9)
(1,615,435)
Finland
Kone OYJ, Class B ........ (305) (20,801) (21.1)
Wartsila OYJ Abp ......... (15,296) (212,129) (214.8)
(232,930)
France
Accor SA ............... (609) (21,794) (22.1)
Adevinta ASA ............ (6,962) (115,000) (116.4)
Aeroports de Paris ........ (731) (97,533) (98.7)
Air Liquide SA ........... (1,115) (186,158) (188.5)
Airbus SE .............. (1,386) (177,799) (180.0)
Alstom SA .............. (6,279) (223,770) (226.6)
Atos SE ................ (647) (33,756) (34.2)
AXA SA ................ (85) (2,473) (2.5)
Bouygues SA ............ (1,770) (71,712) (72.6)
Dassault Aviation SA ....... (3,020) (315,602) (319.5)
Eiffage SA .............. (1,243) (127,936) (129.5)
Faurecia SE ............. (1,407) (73,485) (74.4)
Getlink SE .............. (21,575) (332,064) (336.2)
LVMH Moet Hennessy Louis
Vuitton SE ............ (353) (276,795) (280.2)
Orpea SA .............. (1,021) (106,648) (108.0)
Remy Cointreau SA ........ (1,452) (293,318) (297.0)
Renault SA ............. (4,282) (154,298) (156.2)
Safran SA .............. (3,019) (406,326) (411.4)
Sartorius Stedim Biotech .... (75) (41,338) (41.9)
Ubisoft Entertainment SA .... (748) (39,168) (39.7)
Vivendi SE .............. (15,236) (196,279) (198.7)
Worldline SA ............ (4,211) (245,569) (248.6)
(3,538,821)
Germany
Bayerische Motoren Werke AG
(Preference) .......... (434) (36,995) (37.5)
Brenntag SE ............ (263) (25,021) (25.3)
Carl Zeiss Meditec AG ...... (252) (50,750) (51.4)
Commerzbank AG ......... (6,926) (50,580) (51.2)
Covestro AG ............ (685) (43,867) (44.4)
Deutsche Lufthansa AG
(Registered) ........... (9,731) (64,327) (65.1)
Deutsche Telekom AG
(Registered) ........... (13,198) (245,445) (248.5)
Deutsche Wohnen SE ...... (334) (17,109) (17.3)
Fresenius Medical Care AG &
Co. KGaA ............ (893) (59,321) (60.1)
Fuchs Petrolub SE (Preference) (1,202) (57,581) (58.3)
Infineon Technologies AG .... (9,848) (461,195) (466.9)
KION Group AG .......... (472) (51,556) (52.2)
Knorr-Bremse AG ......... (2,245) (236,942) (239.9)
Merck KGaA ............ (870) (205,603) (208.2)
MTU Aero Engines AG ...... (86) (19,155) (19.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Germany (continued)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) (224) $ (66,323) (67.1) %
Porsche Automobil Holding SE
(Preference) .......... (1,649) (171,622) (173.8)
Rational AG ............. (83) (82,381) (83.4)
Sartorius AG (Preference) ... (348) (225,413) (228.2)
Siemens Energy AG ....... (6,962) (199,814) (202.3)
Siemens Healthineers AG .... (8,632) (574,079) (581.2)
TeamViewer AG .......... (12,148) (181,312) (183.6)
Telefonica Deutschland Holding
AG ................. (16,684) (43,469) (44.0)
Uniper SE .............. (3,140) (138,809) (140.5)
Zalando SE ............. (1,772) (167,420) (169.5)
(3,476,089)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (3,498) (37,883) (38.3)
Ireland
Flutter Entertainment plc .... (127) (24,042) (24.3)
Kerry Group plc, Class A .... (194) (26,037) (26.4)
Kingspan Group plc ........ (203) (23,370) (23.7)
(73,449)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (22,957) (200,644) (203.1)
Wix.com Ltd. ............ (273) (50,767) (51.4)
(251,411)
Italy
Amplifon SpA ............ (1,420) (72,261) (73.2)
Ferrari NV .............. (671) (159,220) (161.2)
FinecoBank Banca Fineco SpA (2,423) (46,274) (46.8)
Infrastrutture Wireless Italiane
SpA ................ (7,575) (83,689) (84.7)
Mediobanca Banca di Credito
Finanziario SpA ........ (7,813) (93,230) (94.4)
Moncler SpA ............ (1,119) (80,528) (81.5)
Nexi SpA ............... (3,867) (67,236) (68.1)
Recordati Industria Chimica e
Farmaceutica SpA ...... (703) (44,048) (44.6)
(646,486)
Japan
Bandai Namco Holdings, Inc. . (1,200) (91,702) (92.8)
Central Japan Railway Co. ... (500) (74,170) (75.1)
CyberAgent, Inc. .......... (1,100) (18,431) (18.7)
Eisai Co. Ltd. ............ (300) (21,257) (21.5)
Hulic Co. Ltd. ............ (2,400) (23,077) (23.4)
Japan Post Bank Co. Ltd. .... (2,500) (19,505) (19.8)
Komatsu Ltd. ............ (2,800) (73,336) (74.3)
Kose Corp. ............. (100) (11,613) (11.8)
Kubota Corp. ............ (5,900) (125,688) (127.3)
Kyowa Kirin Co. Ltd. ....... (1,400) (46,043) (46.6)
Lasertec Corp. ........... (100) (21,692) (22.0)
Mitsubishi Corp. .......... (1,600) (50,877) (51.5)
Nexon Co. Ltd. ........... (5,900) (100,425) (101.7)
Nintendo Co. Ltd. ......... (200) (88,331) (89.4)
Nippon Sanso Holdings Corp. . (1,100) (25,969) (26.3)
Nissan Motor Co. Ltd. ...... (5,700) (29,012) (29.4)
NTT Data Corp. .......... (1,200) (24,073) (24.4)
Odakyu Electric Railway Co. Ltd. (1,000) (21,679) (22.0)
Otsuka Corp. ............ (800) (39,405) (39.9)
Pigeon Corp. ............ (1,400) (32,419) (32.8)
Shares Value
% of Basket
Value
Japan (continued)
Shimano, Inc. ............ (200) $ (55,803) (56.5) %
SUMCO Corp. ........... (1,000) (19,109) (19.3)
Sumitomo Electric Industries
Ltd. ................ (1,900) (25,218) (25.5)
Sumitomo Metal Mining Co. Ltd. (1,400) (54,309) (55.0)
Takeda Pharmaceutical Co. Ltd. (2,200) (61,745) (62.5)
Toyota Industries Corp. ..... (400) (34,005) (34.4)
Toyota Motor Corp. ........ (10,000) (176,442) (178.6)
West Japan Railway Co. .... (1,600) (75,529) (76.5)
(1,440,864)
Jordan
Hikma Pharmaceuticals plc ... (739) (24,359) (24.7)
Luxembourg
ArcelorMittal SA .......... (5,077) (171,705) (173.8)
Netherlands
ABN AMRO Bank NV, CVA ... (13,526) (198,936) (201.4)
Argenx SE .............. (81) (24,386) (24.7)
ASM International NV ...... (132) (59,741) (60.5)
Heineken NV ............ (2,158) (238,867) (241.8)
JDE Peet's NV ........... (4,055) (118,077) (119.6)
Universal Music Group NV ... (2,627) (76,270) (77.2)
(716,277)
New Zealand
a2 Milk Co. Ltd. (The) ...... (6,005) (28,286) (28.6)
Auckland International Airport
Ltd. ................ (69,426) (397,942) (402.9)
Ryman Healthcare Ltd. ..... (19,966) (206,633) (209.2)
Xero Ltd. ............... (722) (82,324) (83.4)
(715,185)
Norway
Gjensidige Forsikring ASA ... (3,447) (85,826) (86.9)
Schibsted ASA, Class A ..... (2,032) (104,983) (106.3)
(190,809)
Russia
Evraz plc ............... (2,591) (22,008) (22.3)
Saudi Arabia
Delivery Hero SE ......... (1,706) (212,781) (215.4)
Singapore
Capitaland Investment Ltd. ... (58,900) (150,253) (152.1)
Keppel Corp. Ltd. ......... (7,900) (31,526) (31.9)
UOL Group Ltd. .......... (33,300) (178,602) (180.8)
Venture Corp. Ltd. ......... (8,700) (121,524) (123.0)
(481,905)
South Africa
Anglo American plc ........ (1,425) (54,211) (54.9)
Spain
ACS Actividades de Construccion
y Servicios SA ......... (804) (21,072) (21.3)
Aena SME SA ........... (2,109) (346,375) (350.7)
Amadeus IT Group SA ...... (2,530) (169,252) (171.4)
Cellnex Telecom SA ....... (4,904) (301,595) (305.4)
Ferrovial SA ............. (17,531) (553,420) (560.3)
Grifols SA .............. (8,358) (191,256) (193.6)
Naturgy Energy Group SA ... (1,696) (44,564) (45.1)
Siemens Gamesa Renewable
Energy SA ............ (3,461) (93,916) (95.1)
(1,721,450)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Sweden
Embracer Group AB ....... (3,642) $ (33,968) (34.4) %
Essity AB, Class B ........ (5,162) (167,206) (169.3)
Evolution AB ............ (290) (47,079) (47.7)
Fastighets AB Balder, Class B . (1,562) (113,258) (114.7)
Hexagon AB, Class B ...... (5,768) (92,828) (94.0)
Investment AB Latour, Class B (3,303) (119,976) (121.5)
L E Lundbergforetagen AB, Class
B .................. (3,789) (218,448) (221.2)
Sandvik AB ............. (4,481) (113,632) (115.0)
Sinch AB ............... (10,836) (206,261) (208.8)
Svenska Cellulosa AB SCA,
Class B .............. (30,287) (473,237) (479.1)
Svenska Handelsbanken AB,
Class A .............. (1,867) (21,400) (21.7)
Tele2 AB, Class B ......... (4,672) (66,031) (66.8)
(1,673,324)
Switzerland
ABB Ltd. (Registered) ...... (1,779) (58,855) (59.6)
Alcon, Inc. .............. (275) (22,803) (23.1)
Banque Cantonale Vaudoise
(Registered) ........... (340) (27,374) (27.7)
Cie Financiere Richemont SA
(Registered) ........... (752) (93,060) (94.2)
Credit Suisse Group AG
(Registered) ........... (9,528) (99,108) (100.3)
EMS-Chemie Holding AG
(Registered) ........... (52) (51,580) (52.2)
(352,780)
Taiwan
Sea Ltd., ADR ........... (808) (277,604) (281.1)
United Kingdom
Admiral Group plc ......... (4,193) (164,710) (166.8)
Associated British Foods plc .. (2,067) (50,550) (51.2)
AstraZeneca plc .......... (576) (72,058) (72.9)
AVEVA Group plc ......... (6,927) (337,316) (341.5)
BT Group plc ............ (8,511) (16,169) (16.4)
Compass Group plc ........ (1,951) (41,401) (41.9)
Diageo plc .............. (837) (41,642) (42.2)
Direct Line Insurance Group plc (5,555) (22,203) (22.5)
GlaxoSmithKline plc ....... (1,392) (28,899) (29.3)
Halma plc .............. (2,367) (95,990) (97.2)
Hargreaves Lansdown plc ... (6,915) (145,512) (147.3)
HSBC Holdings plc ........ (24,148) (145,496) (147.3)
Informa plc .............. (4,994) (35,527) (36.0)
Just Eat Takeaway.com NV ... (2,288) (164,359) (166.4)
Melrose Industries plc ...... (17,007) (36,693) (37.1)
NatWest Group plc ........ (41,063) (123,812) (125.3)
Ocado Group plc ......... (7,302) (180,218) (182.5)
Prudential plc ............ (4,323) (88,224) (89.3)
Reckitt Benckiser Group plc .. (2,237) (181,606) (183.9)
Rolls-Royce Holdings plc .... (103,975) (187,658) (190.0)
Smith & Nephew plc ....... (4,719) (81,498) (82.5)
St James's Place plc ....... (4,498) (97,170) (98.4)
Standard Chartered plc ..... (11,920) (80,615) (81.6)
Tesco plc ............... (19,831) (73,221) (74.1)
Unilever plc ............. (6,626) (354,769) (359.2)
Vodafone Group plc ........ (78,848) (116,210) (117.7)
(2,963,526)
United States
AbbVie, Inc. ............. (262) (30,044) (30.4)
Activision Blizzard, Inc. ..... (1,729) (135,191) (136.9)
Air Products and Chemicals, Inc. (2,184) (654,785) (662.9)
Shares Value
% of Basket
Value
United States (continued)
AMC Entertainment Holdings,
Inc., Class A ........... (645) $ (22,814) (23.1) %
Ameren Corp. ............ (1,473) (124,159) (125.7)
AMETEK, Inc. ........... (173) (22,905) (23.2)
Amphenol Corp., Class A .... (2,458) (188,701) (191.0)
Analog Devices, Inc. ....... (138) (23,942) (24.2)
Apollo Global Management, Inc. (383) (29,472) (29.8)
Aptiv plc ............... (378) (65,352) (66.2)
Arthur J Gallagher & Co. .... (299) (50,133) (50.8)
AT&T, Inc. .............. (3,356) (84,773) (85.8)
Automatic Data Processing, Inc. (107) (24,020) (24.3)
Avalara, Inc. ............. (131) (23,533) (23.8)
Ball Corp. .............. (908) (83,064) (84.1)
Bank of America Corp. ...... (517) (24,702) (25.0)
Bio-Rad Laboratories, Inc., Class
A .................. (58) (46,091) (46.7)
Boeing Co. (The) ......... (618) (127,945) (129.5)
Boston Beer Co., Inc. (The),
Class A .............. (116) (57,128) (57.8)
Broadcom, Inc. ........... (385) (204,693) (207.2)
Caesars Entertainment, Inc. .. (825) (90,304) (91.4)
Campbell Soup Co. ........ (1,534) (61,283) (62.0)
Carnival Corp. ........... (1,563) (34,636) (35.1)
Carrier Global Corp. ....... (1,139) (59,490) (60.2)
Carvana Co. ............ (144) (43,658) (44.2)
Ceridian HCM Holding, Inc. .. (897) (112,349) (113.7)
CF Industries Holdings, Inc. .. (438) (24,878) (25.2)
Charter Communications, Inc.,
Class A .............. (56) (37,794) (38.3)
Cheniere Energy, Inc. ...... (520) (53,768) (54.4)
Chewy, Inc., Class A ....... (1,082) (82,016) (83.0)
Chipotle Mexican Grill, Inc. ... (16) (28,464) (28.8)
Church & Dwight Co., Inc. ... (795) (69,451) (70.3)
Cisco Systems, Inc. ........ (1,917) (107,294) (108.6)
Conagra Brands, Inc. ....... (952) (30,654) (31.0)
Constellation Brands, Inc., Class
A .................. (189) (40,977) (41.5)
Costco Wholesale Corp. ..... (83) (40,798) (41.3)
DISH Network Corp., Class A . (575) (23,615) (23.9)
Dollar General Corp. ....... (103) (22,817) (23.1)
Dollar Tree, Inc. .......... (591) (63,686) (64.5)
DoorDash, Inc., Class A ..... (258) (50,258) (50.9)
DR Horton, Inc. ........... (263) (23,478) (23.8)
Eaton Corp. plc ........... (348) (57,336) (58.0)
Elanco Animal Health, Inc. ... (682) (22,424) (22.7)
Enphase Energy, Inc. ....... (652) (151,023) (152.9)
Erie Indemnity Co., Class A .. (123) (25,315) (25.6)
Evergy, Inc. ............. (319) (20,336) (20.6)
Fiserv, Inc. .............. (740) (72,883) (73.8)
FleetCor Technologies, Inc. ... (367) (90,799) (91.9)
Ford Motor Co. ........... (5,133) (87,672) (88.8)
Gartner, Inc. ............. (91) (30,204) (30.6)
Generac Holdings, Inc. ..... (82) (40,882) (41.4)
General Electric Co. ....... (239) (25,064) (25.4)
General Motors Co. ........ (492) (26,780) (27.1)
Globe Life, Inc. ........... (239) (21,276) (21.5)
Guidewire Software, Inc. .... (192) (24,140) (24.4)
HCA Healthcare, Inc. ....... (143) (35,816) (36.3)
Hormel Foods Corp. ....... (760) (32,163) (32.6)
Howmet Aerospace, Inc. .... (2,375) (70,514) (71.4)
Humana, Inc. ............ (250) (115,790) (117.2)
Huntington Ingalls Industries,
Inc. ................. (237) (48,047) (48.6)
IAC/InterActiveCorp ........ (922) (140,485) (142.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
International Business Machines
Corp. ............... (177) $ (22,143) (22.4) %
J M Smucker Co. (The) ..... (834) (102,465) (103.7)
JPMorgan Chase & Co. ..... (908) (154,260) (156.2)
Kellogg Co. ............. (344) (21,087) (21.3)
Keurig Dr Pepper, Inc. ...... (1,158) (41,792) (42.3)
Las Vegas Sands Corp. ..... (4,158) (161,372) (163.4)
Live Nation Entertainment, Inc. (237) (23,973) (24.3)
Lululemon Athletica, Inc. .... (65) (30,291) (30.7)
M&T Bank Corp. .......... (177) (26,040) (26.4)
MarketAxess Holdings, Inc. .. (114) (46,588) (47.2)
Martin Marietta Materials, Inc. . (385) (151,243) (153.1)
Match Group, Inc. ......... (415) (62,574) (63.4)
McKesson Corp. .......... (203) (42,200) (42.7)
Medtronic plc ............ (1,403) (168,164) (170.3)
MGM Resorts International ... (583) (27,494) (27.8)
Microchip Technology, Inc. ... (338) (25,042) (25.4)
MongoDB, Inc. ........... (102) (53,172) (53.8)
Motorola Solutions, Inc. ..... (180) (44,746) (45.3)
Novavax, Inc. ............ (95) (14,139) (14.3)
Oak Street Health, Inc. ...... (2,703) (127,663) (129.3)
PACCAR, Inc. ........... (2,042) (183,004) (185.3)
PayPal Holdings, Inc. ...... (327) (76,057) (77.0)
Peloton Interactive, Inc., Class A (1,437) (131,399) (133.0)
Phillips 66 .............. (319) (23,855) (24.2)
Pioneer Natural Resources Co. (133) (24,868) (25.2)
Plug Power, Inc. .......... (2,611) (99,923) (101.2)
PPL Corp. .............. (1,009) (29,059) (29.4)
Progressive Corp. (The) ..... (2,392) (226,953) (229.8)
Roper Technologies, Inc. .... (102) (49,763) (50.4)
Royal Caribbean Cruises Ltd. . (750) (63,322) (64.1)
Royalty Pharma plc, Class A .. (647) (25,576) (25.9)
RPM International, Inc. ..... (2,199) (191,753) (194.1)
Schneider Electric SE ...... (166) (28,621) (29.0)
SEI Investments Co. ....... (336) (21,181) (21.4)
Sensata Technologies Holding
plc ................. (1,585) (87,334) (88.4)
Sirius XM Holdings, Inc. ..... (14,195) (86,448) (87.5)
Snap, Inc., Class A ........ (702) (36,911) (37.4)
SolarEdge Technologies, Inc. . (85) (30,148) (30.5)
Southern Co. (The) ........ (1,232) (76,778) (77.7)
Square, Inc., Class A ....... (175) (44,537) (45.1)
SS&C Technologies Holdings,
Inc. ................. (768) (61,033) (61.8)
STERIS plc ............. (222) (51,890) (52.5)
Take-Two Interactive Software,
Inc. ................. (126) (22,806) (23.1)
Teladoc Health, Inc. ........ (932) (139,418) (141.2)
Teleflex, Inc. ............. (73) (26,057) (26.4)
Tenaris SA .............. (42,753) (476,110) (482.0)
Thermo Fisher Scientific, Inc. . (39) (24,690) (25.0)
T-Mobile US, Inc. ......... (1,424) (163,803) (165.8)
Trade Desk, Inc. (The), Class A (1,267) (94,911) (96.1)
Twilio, Inc., Class A ........ (121) (35,255) (35.7)
Twitter, Inc. ............. (371) (19,863) (20.1)
Unity Software, Inc. ........ (176) (26,631) (27.0)
US Bancorp ............. (491) (29,642) (30.0)
VF Corp. ............... (358) (26,091) (26.4)
Vulcan Materials Co. ....... (285) (54,184) (54.9)
Waste Connections, Inc. ..... (241) (32,778) (33.2)
WEC Energy Group, Inc. .... (428) (38,546) (39.0)
Western Digital Corp. ....... (2,159) (112,894) (114.3)
Wynn Resorts Ltd. ........ (216) (19,397) (19.6)
Zillow Group, Inc., Class C ... (733) (75,961) (76.9)
Zimmer Biomet Holdings, Inc. . (522) (74,709) (75.6)
Shares Value
% of Basket
Value
United States (continued)
Zoom Video Communications,
Inc., Class A ........... (81) $ (22,247) (22.5) %
(8,776,918)
Total Reference Entity — Short ............ (34,988,699)
Net Value of Reference Entity — Deutsche Bank
AG ................................ $ 98,771
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
International, as of October 31, 2021, expiration dates 02/27/23-03/01/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 1,473 51,030 44.5
Aurizon Holdings Ltd. ...... 6,809 17,359 15.1
Brambles Ltd. ............ 9,921 75,268 65.7
Cochlear Ltd. ............ 302 50,513 44.1
Coles Group Ltd. ......... 15,990 207,214 180.8
Ramsay Health Care Ltd. .... 464 24,799 21.6
REA Group Ltd. .......... 283 34,347 30.0
Rio Tinto Ltd. ............ 598 40,971 35.8
Rio Tinto plc ............. 478 29,804 26.0
Sonic Healthcare Ltd. ...... 2,377 72,129 62.9
South32 Ltd. ............ 7,867 21,222 18.5
Tabcorp Holdings Ltd. ...... 8,441 31,783 27.7
Telstra Corp. Ltd. ......... 18,244 52,734 46.0
Wesfarmers Ltd. .......... 804 34,786 30.4
743,959
Austria
Mondi plc ............... 1,018 25,423 22.2
OMV AG ............... 2,736 165,647 144.6
voestalpine AG ........... 616 23,396 20.4
214,466
Belgium
Groupe Bruxelles Lambert SA . 575 66,718 58.2
Canada
B2Gold Corp. ............ 30,720 126,842 110.7
Bank of Montreal ......... 1,619 175,780 153.4
Brookfield Infrastructure Corp.,
Class A .............. 14 849 0.7
Canadian Imperial Bank of
Commerce ........... 1,731 210,039 183.3
Canadian Tire Corp. Ltd., Class
A .................. 798 113,342 98.9
Constellation Software, Inc. .. 78 137,079 119.6
Empire Co. Ltd., Class A .... 2,094 62,603 54.6
George Weston Ltd. ....... 577 62,344 54.4
Hydro One Ltd. ........... 3,266 78,035 68.1
Intact Financial Corp. ....... 1,084 145,319 126.8
Kinross Gold Corp. ........ 5,618 33,773 29.5
Magna International, Inc. .... 3,502 284,863 248.6
Manulife Financial Corp. ..... 3,408 66,392 57.9
National Bank of Canada .... 927 76,746 67.0
Nutrien Ltd. ............. 860 60,108 52.4
Onex Corp. ............. 569 42,404 37.0
Open Text Corp. .......... 1,430 72,031 62.9
Power Corp. of Canada ..... 1,359 45,263 39.5
Quebecor, Inc., Class B ..... 1,200 30,582 26.7
Ritchie Bros Auctioneers, Inc. . 238 16,267 14.2
Royal Bank of Canada ...... 1,315 136,876 119.4
Thomson Reuters Corp. ..... 1,576 189,576 165.4

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Canada (continued)
TMX Group Ltd. .......... 626 $ 67,775 59.1%
West Fraser Timber Co. Ltd. .. 538 43,076 37.6
2,277,964
China
NXP Semiconductors NV .... 1,188 238,622 208.2
Denmark
AP Moller - Maersk A/S, Class B 9 26,082 22.8
Coloplast A/S, Class B ...... 526 85,905 75.0
Novo Nordisk A/S, Class B ... 2,063 226,218 197.4
Novozymes A/S, Class B .... 302 22,215 19.4
Pandora A/S ............ 37 5,178 4.5
365,598
Finland
Kesko OYJ, Class B ....... 699 22,748 19.8
Neste OYJ .............. 1,758 97,871 85.4
Nokia OYJ .............. 6,351 36,452 31.8
Orion OYJ, Class B ........ 507 21,955 19.2
Stora Enso OYJ, Class R .... 2,614 43,496 38.0
UPM-Kymmene OYJ ....... 3,313 116,919 102.0
339,441
France
Amundi SA ............. 260 23,165 20.2
BioMerieux ............. 1,077 137,176 119.7
BNP Paribas SA .......... 2,019 135,146 117.9
Carrefour SA ............ 1,261 22,829 19.9
Cie de Saint-Gobain ....... 361 24,914 21.7
Credit Agricole SA ......... 5,968 90,039 78.6
Dassault Systemes SE ..... 3,007 175,601 153.2
Engie SA ............... 8,036 114,313 99.8
Hermes International ....... 65 103,215 90.1
La Francaise des Jeux SAEM . 2,238 116,209 101.4
Orange SA .............. 4,718 51,450 44.9
Pernod Ricard SA ......... 141 32,439 28.3
Publicis Groupe SA ........ 4,852 325,731 284.2
Sanofi ................. 2,220 222,986 194.6
SEB SA ................ 290 45,440 39.7
Societe Generale SA ....... 1,710 57,121 49.8
Teleperformance .......... 853 356,308 310.9
Thales SA .............. 2,595 239,463 209.0
TotalEnergies SE ......... 2,085 104,406 91.1
Wendel SE ............. 200 26,642 23.2
2,404,593
Germany
Allianz SE (Registered) ..... 100 23,221 20.3
Bayer AG (Registered) ...... 1,422 80,141 69.9
Deutsche Boerse AG ....... 307 50,964 44.5
Deutsche Post AG (Registered) 6,813 421,773 368.0
E.ON SE ............... 19,050 241,550 210.8
GEA Group AG ........... 4,160 204,885 178.8
HeidelbergCement AG ...... 575 43,300 37.8
SAP SE ................ 345 49,960 43.6
Symrise AG ............. 1,321 182,723 159.4
Vonovia SE ............. 1,716 104,097 90.8
1,402,614
Hong Kong
CK Asset Holdings Ltd. ..... 73,500 454,014 396.2
CLP Holdings Ltd. ......... 3,500 34,268 29.9
Hongkong Land Holdings Ltd. . 5,300 29,268 25.5
New World Development Co.
Ltd. ................ 28,000 121,448 106.0
Shares Value
% of Basket
Value
Hong Kong (continued)
Sun Hung Kai Properties Ltd. . 9,000 $ 119,325 104.1%
758,323
Ireland
CRH plc ............... 226 10,815 9.4
Smurfit Kappa Group plc .... 1,173 61,485 53.7
72,300
Israel
Bank Hapoalim BM ........ 5,586 55,016 48.0
Bank Leumi Le-Israel BM .... 5,761 55,043 48.1
Check Point Software
Technologies Ltd. ....... 504 60,278 52.6
170,337
Italy
Intesa Sanpaolo SpA ....... 10,686 30,372 26.5
Terna - Rete Elettrica Nazionale 14,143 105,377 91.9
135,749
Japan
ABC-Mart, Inc. ........... 800 38,451 33.6
Aisin Corp. .............. 500 18,296 16.0
Asahi Kasei Corp. ......... 11,800 123,963 108.2
Astellas Pharma, Inc. ....... 2,800 47,205 41.2
Brother Industries Ltd. ...... 4,800 92,803 81.0
Chubu Electric Power Co., Inc. 2,100 21,737 19.0
Chugai Pharmaceutical Co. Ltd. 3,000 112,168 97.9
Denso Corp. ............ 900 65,246 56.9
ENEOS Holdings, Inc. ...... 41,000 165,322 144.3
Fuji Electric Co. Ltd. ....... 900 44,008 38.4
Fujitsu Ltd. .............. 100 17,283 15.1
Hino Motors Ltd. .......... 11,500 108,786 94.9
Honda Motor Co. Ltd. ...... 3,100 91,691 80.0
Idemitsu Kosan Co. Ltd. ..... 2,700 73,743 64.4
Iida Group Holdings Co. Ltd. .. 2,600 64,102 55.9
Isuzu Motors Ltd. ......... 1,700 22,870 20.0
Ito En Ltd. .............. 1,300 86,587 75.6
JSR Corp. .............. 4,000 145,078 126.6
Kajima Corp. ............ 16,700 205,623 179.4
KDDI Corp. ............. 4,000 122,320 106.7
Kurita Water Industries Ltd. ... 900 44,452 38.8
Lawson, Inc. ............ 600 29,016 25.3
Lixil Corp. .............. 2,300 59,087 51.6
Mazda Motor Corp. ........ 3,400 30,580 26.7
McDonald's Holdings Co. Japan
Ltd. ................ 400 17,877 15.6
Mitsubishi Chemical Holdings
Corp. ............... 2,600 21,521 18.8
Mitsubishi Electric Corp. ..... 41,800 561,351 489.8
Mitsubishi Estate Co. Ltd. .... 5,300 80,544 70.3
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,900 38,240 33.4
Mitsui & Co. Ltd. .......... 2,000 45,769 39.9
Mitsui Chemicals, Inc. ...... 2,700 80,281 70.1
Nabtesco Corp. .......... 1,400 45,435 39.6
NGK Insulators Ltd. ........ 4,900 81,591 71.2
Nippon Express Co. Ltd. .... 1,100 68,854 60.1
Nippon Telegraph & Telephone
Corp. ............... 15,000 420,284 366.7
Nissan Chemical Corp. ..... 1,100 61,225 53.4
Nitto Denko Corp. ......... 3,600 281,305 245.5
Nomura Holdings, Inc. ...... 9,800 46,673 40.7
NSK Ltd. ............... 9,100 61,147 53.4
ORIX Corp. ............. 3,500 69,567 60.7
Osaka Gas Co. Ltd. ........ 12,600 203,087 177.2

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Panasonic Corp. .......... 9,400 $ 116,241 101.4%
Persol Holdings Co. Ltd. ..... 1,200 32,254 28.1
Pola Orbis Holdings, Inc. .... 400 8,541 7.5
Recruit Holdings Co. Ltd. .... 1,000 66,519 58.0
Ricoh Co. Ltd. ........... 5,900 57,453 50.1
Secom Co. Ltd. ........... 300 20,452 17.8
Sekisui Chemical Co. Ltd. .... 18,100 297,360 259.5
Sohgo Security Services Co.
Ltd. ................ 500 21,392 18.7
Sony Group Corp. ......... 900 104,217 90.9
Subaru Corp. ............ 2,400 47,075 41.1
Sumitomo Mitsui Trust Holdings,
Inc. ................. 1,300 42,762 37.3
Sysmex Corp. ........... 300 37,197 32.5
TDK Corp. .............. 1,200 43,624 38.1
Tokyo Electron Ltd. ........ 100 46,603 40.7
Tokyo Gas Co. Ltd. ........ 1,300 22,559 19.7
TOPPAN, Inc. ............ 2,900 46,812 40.8
Toray Industries, Inc. ....... 6,300 39,259 34.3
TOTO Ltd. .............. 800 38,651 33.7
Toyo Suisan Kaisha Ltd. ..... 2,200 94,796 82.7
Toyota Tsusho Corp. ....... 1,000 43,376 37.9
Yamaha Motor Co. Ltd. ..... 1,100 30,661 26.8
5,272,972
Netherlands
Koninklijke Ahold Delhaize NV . 7,982 259,674 226.6
Koninklijke DSM NV ....... 761 166,262 145.1
Koninklijke KPN NV ........ 26,428 78,965 68.9
Koninklijke Vopak NV ...... 723 28,774 25.1
NN Group NV ............ 429 22,933 20.0
Randstad NV ............ 3,106 223,158 194.7
Wolters Kluwer NV ........ 5,980 626,216 546.4
1,405,982
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 4,549 101,914 88.9
Norway
Norsk Hydro ASA ......... 12,123 89,049 77.7
Portugal
EDP - Energias de Portugal SA 5,425 30,611 26.7
Russia
Coca-Cola HBC AG ........ 566 19,618 17.1
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 17,900 156,479 136.5
Singapore Airlines Ltd. ...... 7,300 28,120 24.5
Singapore Telecommunications
Ltd. ................ 30,800 57,141 49.9
United Overseas Bank Ltd. ... 2,400 47,708 41.6
289,448
Spain
Banco Santander SA ....... 25,911 98,283 85.7
Iberdrola SA ............. 30,696 362,475 316.3
Industria de Diseno Textil SA .. 1,352 48,975 42.7
509,733
Sweden
Boliden AB .............. 1,396 49,215 42.9
Husqvarna AB, Class B ..... 3,316 47,256 41.2
Lundin Energy AB ......... 3,549 140,162 122.3
Skanska AB, Class B ....... 679 17,264 15.1
Shares Value
% of Basket
Value
Sweden (continued)
Swedish Match AB ........ 15,094 $ 133,087 116.1%
Telia Co. AB ............. 4,913 19,352 16.9
406,336
Switzerland
Adecco Group AG (Registered) 2,330 117,386 102.4
Baloise Holding AG (Registered) 191 30,438 26.6
Geberit AG (Registered) ..... 139 108,552 94.7
Givaudan SA (Registered) ... 133 626,688 546.9
Holcim Ltd. (Registered) ..... 1,479 73,776 64.4
Julius Baer Group Ltd. ...... 395 28,571 24.9
Nestle SA (Registered) ..... 1,133 149,451 130.4
Novartis AG (Registered) .... 4,287 354,589 309.4
Roche Holding AG ........ 881 341,294 297.8
SGS SA (Registered) ....... 15 44,408 38.7
Straumann Holding AG
(Registered) ........... 116 241,477 210.7
UBS Group AG (Registered) .. 5,089 92,633 80.8
2,209,263
United Kingdom
3i Group plc ............. 6,800 126,990 110.8
Auto Trader Group plc ...... 3,207 26,587 23.2
Aviva plc ............... 16,705 90,139 78.7
BAE Systems plc ......... 17,824 134,396 117.3
Barratt Developments plc .... 12,552 113,948 99.4
BP plc ................. 9,360 44,843 39.1
British American Tobacco plc . 1,383 48,107 42.0
Burberry Group plc ........ 1,241 32,798 28.6
Croda International plc ...... 917 118,688 103.6
DCC plc ............... 1,090 90,950 79.4
Entain plc .............. 2,241 62,795 54.8
Imperial Brands plc ........ 869 18,337 16.0
Intertek Group plc ......... 1,678 112,372 98.1
J Sainsbury plc ........... 9,677 39,636 34.6
Legal & General Group plc ... 19,433 76,640 66.9
National Grid plc .......... 14,002 179,275 156.4
RELX plc ............... 2,318 71,875 62.7
Sage Group plc (The) ...... 4,937 48,015 41.9
Severn Trent plc .......... 624 23,370 20.4
Taylor Wimpey plc ......... 36,463 77,149 67.3
United Utilities Group plc .... 2,291 32,562 28.4
WPP plc ............... 2,394 34,605 30.2
1,604,077
United States
3M Co. ................ 776 138,656 121.0
A O Smith Corp. .......... 1,111 81,181 70.8
Adobe, Inc. ............. 877 570,366 497.7
Advance Auto Parts, Inc. .... 146 32,926 28.7
Advanced Micro Devices, Inc. . 346 41,600 36.3
Aflac, Inc. .............. 2,222 119,255 104.1
Agilent Technologies, Inc. .... 1,610 253,559 221.3
Airbnb, Inc., Class A ....... 1,451 247,628 216.1
Allegion plc ............. 1,275 163,582 142.7
Ally Financial, Inc. ......... 456 21,769 19.0
Alphabet, Inc., Class A ...... 223 660,285 576.2
American International Group,
Inc. ................. 709 41,895 36.6
American Water Works Co., Inc. 416 72,459 63.2
Ameriprise Financial, Inc. .... 328 99,099 86.5
AmerisourceBergen Corp. ... 549 66,989 58.5
Amgen, Inc. ............. 806 166,818 145.6
Ansys, Inc. .............. 61 23,154 20.2
Applied Materials, Inc. ...... 1,556 212,627 185.5
Archer-Daniels-Midland Co. .. 7,810 501,714 437.8

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Arista Networks, Inc. ....... 598 $ 244,995 213.8%
Arrow Electronics, Inc. ...... 673 77,900 68.0
Assurant, Inc. ............ 644 103,884 90.6
Athene Holding Ltd., Class A .. 425 36,979 32.3
Autodesk, Inc. ........... 675 214,387 187.1
Avery Dennison Corp. ...... 1,818 395,815 345.4
Baker Hughes Co. ......... 6,908 173,253 151.2
Bath & Body Works, Inc. .... 841 58,105 50.7
Berkshire Hathaway, Inc., Class
B .................. 127 36,450 31.8
Booz Allen Hamilton Holding
Corp. ............... 825 71,660 62.5
Bristol-Myers Squibb Co. .... 2,505 146,292 127.7
Bunge Ltd. .............. 1,173 108,667 94.8
Cadence Design Systems, Inc. 3,994 691,401 603.3
Capital One Financial Corp. .. 385 58,147 50.7
Cardinal Health, Inc. ....... 840 40,160 35.0
CBRE Group, Inc., Class A ... 2,224 231,474 202.0
CDW Corp. ............. 226 42,183 36.8
Cerner Corp. ............ 3,832 284,679 248.4
CH Robinson Worldwide, Inc. . 348 33,753 29.5
Cintas Corp. ............. 8 3,465 3.0
Citigroup, Inc. ............ 529 36,586 31.9
Cognex Corp. ............ 745 65,255 56.9
Cognizant Technology Solutions
Corp., Class A ......... 1,084 84,650 73.9
Consolidated Edison, Inc. .... 311 23,449 20.5
Copart, Inc. ............. 691 107,305 93.6
Corning, Inc. ............ 566 20,133 17.6
Corteva, Inc. ............ 2,347 101,273 88.4
Crowdstrike Holdings, Inc., Class
A .................. 42 11,836 10.3
Cummins, Inc. ........... 265 63,558 55.5
Darden Restaurants, Inc. .... 236 34,017 29.7
Deere & Co. ............. 129 44,158 38.5
Dexcom, Inc. ............ 186 115,917 101.1
Dominion Energy, Inc. ...... 603 45,786 40.0
Domino's Pizza, Inc. ....... 427 208,790 182.2
Dover Corp. ............. 295 49,879 43.5
Dropbox, Inc., Class A ...... 8,358 254,835 222.4
DTE Energy Co. .......... 882 99,975 87.2
DuPont de Nemours, Inc. .... 885 61,596 53.7
eBay, Inc. .............. 888 68,127 59.4
Ecolab, Inc. ............. 344 76,444 66.7
Edwards Lifesciences Corp. .. 4,306 515,945 450.2
Electronic Arts, Inc. ........ 1,145 160,586 140.1
Eli Lilly & Co. ............ 255 64,964 56.7
Emerson Electric Co. ....... 290 28,133 24.5
EOG Resources, Inc. ....... 763 70,547 61.6
EPAM Systems, Inc. ....... 391 263,237 229.7
Equifax, Inc. ............. 454 125,953 109.9
Everest Re Group Ltd. ...... 109 28,504 24.9
Expeditors International of
Washington, Inc. ........ 1,316 162,210 141.5
Facebook, Inc., Class A ..... 947 306,421 267.4
FactSet Research Systems, Inc. 151 67,027 58.5
Fair Isaac Corp. .......... 429 170,828 149.1
Fastenal Co. ............ 916 52,285 45.6
Ferguson plc ............ 1,226 184,468 161.0
Fortinet, Inc. ............. 112 37,670 32.9
Fortive Corp. ............ 321 24,303 21.2
Fortune Brands Home & Security,
Inc. ................. 481 48,773 42.6
Garmin Ltd. ............. 636 91,330 79.7
Genuine Parts Co. ........ 811 106,330 92.8
Shares Value
% of Basket
Value
United States (continued)
Gilead Sciences, Inc. ....... 4,596 $ 298,188 260.2%
Henry Schein, Inc. ......... 286 21,836 19.1
Hologic, Inc. ............. 970 71,111 62.1
Home Depot, Inc. (The) ..... 648 240,888 210.2
HP, Inc. ................ 1,615 48,983 42.7
HubSpot, Inc. ............ 21 17,015 14.8
IDEXX Laboratories, Inc. .... 676 450,311 392.9
Illinois Tool Works, Inc. ...... 777 177,055 154.5
Illumina, Inc. ............ 93 38,601 33.7
Incyte Corp. ............. 346 23,175 20.2
Intel Corp. .............. 4,562 223,538 195.1
Interpublic Group of Cos., Inc.
(The) ............... 9,789 357,984 312.4
Intuit, Inc. .............. 621 388,740 339.2
Intuitive Surgical, Inc. ...... 315 113,756 99.3
IQVIA Holdings, Inc. ....... 94 24,573 21.4
Jazz Pharmaceuticals plc .... 700 93,128 81.3
JB Hunt Transport Services, Inc. 176 34,705 30.3
Johnson Controls International
plc ................. 1,846 135,441 118.2
Juniper Networks, Inc. ...... 1,719 50,745 44.3
Keysight Technologies, Inc. ... 699 125,834 109.8
KKR & Co., Inc. .......... 376 29,956 26.1
KLA Corp. .............. 62 23,111 20.2
Knight-Swift Transportation
Holdings, Inc. .......... 1,449 82,144 71.7
Kroger Co. (The) .......... 2,705 108,254 94.5
Laboratory Corp. of America
Holdings ............. 779 223,589 195.1
Lam Research Corp. ....... 252 142,020 123.9
Lennox International, Inc. .... 284 84,996 74.2
Lincoln National Corp. ...... 316 22,799 19.9
LKQ Corp. .............. 2,226 122,608 107.0
Masco Corp. ............ 3,227 211,530 184.6
Masimo Corp. ............ 557 157,932 137.8
McDonald's Corp. ......... 426 104,604 91.3
Merck & Co., Inc. ......... 975 85,849 74.9
MetLife, Inc. ............. 1,593 100,040 87.3
Mettler-Toledo International, Inc. 140 207,323 180.9
Microsoft Corp. ........... 1,334 442,381 386.0
Mohawk Industries, Inc. ..... 212 37,569 32.8
Molina Healthcare, Inc. ..... 417 123,315 107.6
Molson Coors Beverage Co.,
Class B .............. 327 14,417 12.6
Mondelez International, Inc.,
Class A .............. 3,995 242,656 211.7
Monolithic Power Systems, Inc. 494 259,577 226.5
Monster Beverage Corp. .... 2,405 204,425 178.4
Mosaic Co. (The) ......... 1,140 47,390 41.4
Nasdaq, Inc. ............ 412 86,466 75.5
NetApp, Inc. ............. 2,055 183,512 160.1
Newell Brands, Inc. ........ 3,750 85,838 74.9
Nordson Corp. ........... 863 219,383 191.4
Northern Trust Corp. ....... 372 45,771 39.9
NVIDIA Corp. ............ 343 87,695 76.5
NVR, Inc. ............... 5 24,474 21.4
Old Dominion Freight Line, Inc. 1,071 365,586 319.0
Omnicom Group, Inc. ....... 2,140 145,691 127.1
ONEOK, Inc. ............ 404 25,702 22.4
O'Reilly Automotive, Inc. .... 201 125,086 109.2
Otis Worldwide Corp. ....... 331 26,583 23.2
Owens Corning ........... 1,262 117,883 102.9
Palantir Technologies, Inc., Class
A .................. 1,552 40,166 35.0
Palo Alto Networks, Inc. ..... 336 171,054 149.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
PepsiCo, Inc. ............ 3,706 $ 598,890 522.6%
Pfizer, Inc. .............. 712 31,143 27.2
Pinterest, Inc., Class A ...... 655 29,239 25.5
Pool Corp. .............. 154 79,335 69.2
PPD, Inc. ............... 2,783 131,274 114.6
Prudential Financial, Inc. .... 396 43,580 38.0
PTC, Inc. ............... 167 21,267 18.6
Qorvo, Inc. .............. 613 103,125 90.0
Qualcomm, Inc. .......... 2,706 360,006 314.1
Raymond James Financial, Inc. 253 24,943 21.8
Robert Half International, Inc. . 1,155 130,596 114.0
Roku, Inc. .............. 54 16,465 14.4
Ross Stores, Inc. ......... 730 82,636 72.1
Schlumberger NV ......... 11,925 384,701 335.7
Sealed Air Corp. .......... 1,115 66,142 57.7
Sempra Energy .......... 561 71,600 62.5
ServiceNow, Inc. .......... 123 85,824 74.9
Skyworks Solutions, Inc. .... 867 144,902 126.4
Starbucks Corp. .......... 1,813 192,305 167.8
Stellantis NV ............ 1,846 36,854 32.2
SVB Financial Group ....... 53 38,022 33.2
Synopsys, Inc. ........... 551 183,582 160.2
Target Corp. ............. 301 78,146 68.2
Texas Instruments, Inc. ..... 1,211 227,038 198.1
Tractor Supply Co. ........ 186 40,394 35.2
Trane Technologies plc ..... 615 111,272 97.1
Trimble, Inc. ............. 577 50,412 44.0
Truist Financial Corp. ....... 684 43,413 37.9
Tyson Foods, Inc., Class A ... 672 53,740 46.9
UGI Corp. .............. 1,340 58,169 50.8
Ulta Beauty, Inc. .......... 203 74,574 65.1
Universal Health Services, Inc.,
Class B .............. 414 51,377 44.8
Vail Resorts, Inc. .......... 68 23,440 20.5
Veeva Systems, Inc., Class A . 652 206,691 180.4
VeriSign, Inc. ............ 766 170,565 148.8
Verizon Communications, Inc. . 1,586 84,042 73.3
VMware, Inc., Class A ...... 556 84,345 73.6
Walmart, Inc. ............ 2,058 307,506 268.3
Waters Corp. ............ 313 115,043 100.4
West Pharmaceutical Services,
Inc. ................. 454 195,166 170.3
Whirlpool Corp. ........... 119 25,089 21.9
Workday, Inc., Class A ...... 277 80,324 70.1
Yum! Brands, Inc. ......... 926 115,694 101.0
Zebra Technologies Corp., Class
A .................. 335 178,873 156.1
23,649,020
Total Reference Entity — Long ............ 44,778,707
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (82) (121,444) (106.0)
Australia
Afterpay Ltd. ............ (1,563) (144,795) (126.3)
APA Group .............. (4,122) (25,576) (22.3)
AusNet Services Ltd. ....... (32,697) (60,805) (53.1)
Australia & New Zealand Banking
Group Ltd. ............ (2,973) (63,267) (55.2)
Computershare Ltd. ........ (4,992) (71,033) (62.0)
Crown Resorts Ltd. ........ (17,421) (131,320) (114.6)
CSL Ltd. ............... (211) (48,011) (41.9)
Glencore plc ............ (61,092) (305,495) (266.6)
Shares Value
% of Basket
Value
Australia (continued)
Lendlease Corp. Ltd. ....... (1,850) $ (14,656) (12.8) %
Magellan Financial Group Ltd. . (515) (13,548) (11.8)
National Australia Bank Ltd. .. (1,736) (37,744) (32.9)
Newcrest Mining Ltd. ....... (4,278) (80,152) (69.9)
Northern Star Resources Ltd. . (8,385) (58,048) (50.7)
Seek Ltd. ............... (5,562) (138,232) (120.6)
Sydney Airport ........... (55,690) (345,358) (301.4)
Transurban Group ......... (3,005) (30,618) (26.7)
Westpac Banking Corp. ..... (4,361) (84,844) (74.0)
WiseTech Global Ltd. ....... (2,616) (101,956) (89.0)
(1,755,458)
Belgium
Anheuser-Busch InBev SA/NV (1,436) (87,836) (76.6)
Elia Group SA/NV ......... (394) (45,966) (40.1)
(133,802)
Bermuda
RenaissanceRe Holdings Ltd. . (570) (80,826) (70.5)
Brazil
Yara International ASA ...... (416) (21,741) (19.0)
Canada
Air Canada ............. (1,096) (19,651) (17.2)
Barrick Gold Corp. ........ (5,496) (100,852) (88.0)
BCE, Inc. ............... (2,449) (126,071) (110.0)
BlackBerry Ltd. ........... (2,145) (23,173) (20.2)
Brookfield Asset Management,
Inc., Class A ........... (399) (24,090) (21.0)
CAE, Inc. ............... (1,741) (52,796) (46.1)
Cameco Corp. ........... (2,492) (60,548) (52.8)
Canadian Natural Resources
Ltd. ................ (3,586) (152,411) (133.0)
Canadian Utilities Ltd., Class A (6,032) (174,731) (152.5)
Cenovus Energy, Inc. ....... (3,767) (45,048) (39.3)
Dollarama, Inc. ........... (567) (25,629) (22.4)
Fortis, Inc. .............. (4,374) (194,702) (169.9)
Inter Pipeline Ltd. ......... (1) (15) (0.0)
Ivanhoe Mines Ltd., Class A .. (3,337) (26,182) (22.8)
Keyera Corp. ............ (2,210) (56,643) (49.4)
Lightspeed Commerce, Inc. .. (3,553) (346,314) (302.2)
Metro, Inc. .............. (427) (21,485) (18.7)
Pan American Silver Corp. ... (1,652) (42,274) (36.9)
Pembina Pipeline Corp. ..... (624) (20,657) (18.0)
Restaurant Brands International,
Inc. ................. (447) (25,308) (22.1)
Rogers Communications, Inc.,
Class B .............. (1,734) (80,647) (70.4)
(1,619,227)
Chile
Antofagasta plc ........... (2,527) (49,290) (43.0)
China
Budweiser Brewing Co. APAC
Ltd. ................ (11,700) (32,091) (28.0)
ESR Cayman Ltd. ......... (6,200) (20,063) (17.5)
Prosus NV .............. (3,244) (285,741) (249.3)
Wilmar International Ltd. .... (15,300) (48,916) (42.7)
(386,811)
Denmark
Ambu A/S, Class B ........ (1,177) (33,506) (29.2)
Chr Hansen Holding A/S .... (593) (47,182) (41.2)
Demant A/S ............. (1,094) (53,035) (46.3)
Orsted A/S .............. (160) (22,599) (19.7)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Denmark (continued)
Vestas Wind Systems A/S ... (1,165) $ (50,362) (44.0) %
(206,684)
Finland
Kone OYJ, Class B ........ (555) (37,851) (33.0)
France
Accor SA ............... (2,160) (77,299) (67.5)
Adevinta ASA ............ (1,183) (19,541) (17.1)
Aeroports de Paris ........ (360) (48,033) (41.9)
Air Liquide SA ........... (2,614) (436,428) (380.8)
Alstom SA .............. (2,745) (97,826) (85.4)
Atos SE ................ (436) (22,747) (19.8)
Bouygues SA ............ (3,145) (127,421) (111.2)
Dassault Aviation SA ....... (200) (20,901) (18.2)
Eiffage SA .............. (292) (30,054) (26.2)
Faurecia SE ............. (3,689) (192,669) (168.1)
Getlink SE .............. (12,527) (192,805) (168.2)
Kering SA .............. (100) (75,053) (65.5)
LVMH Moet Hennessy Louis
Vuitton SE ............ (215) (168,586) (147.1)
Remy Cointreau SA ........ (105) (21,211) (18.5)
Renault SA ............. (1,157) (41,691) (36.4)
Safran SA .............. (553) (74,428) (64.9)
Veolia Environnement SA .... (2,397) (78,284) (68.3)
Vinci SA ............... (490) (52,386) (45.7)
Vivendi SE .............. (3,573) (46,029) (40.2)
Worldline SA ............ (2,305) (134,419) (117.3)
(1,957,811)
Germany
BASF SE ............... (1,050) (75,572) (66.0)
Brenntag SE ............ (217) (20,645) (18.0)
Commerzbank AG ......... (3,170) (23,150) (20.2)
Continental AG ........... (785) (92,294) (80.5)
Fresenius Medical Care AG &
Co. KGaA ............ (1,066) (70,813) (61.8)
Fresenius SE & Co. KGaA ... (452) (20,545) (17.9)
Knorr-Bremse AG ......... (528) (55,726) (48.6)
Merck KGaA ............ (1,457) (344,326) (300.5)
MTU Aero Engines AG ...... (100) (22,274) (19.4)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) (74) (21,910) (19.1)
Puma SE ............... (227) (28,159) (24.6)
Sartorius AG (Preference) ... (98) (63,478) (55.4)
Siemens Energy AG ....... (3,215) (92,272) (80.5)
Siemens Healthineers AG .... (1,650) (109,735) (95.8)
TeamViewer AG .......... (4,982) (74,358) (64.9)
Telefonica Deutschland Holding
AG ................. (9,901) (25,796) (22.5)
Uniper SE .............. (519) (22,943) (20.0)
United Internet AG (Registered),
Class G .............. (594) (21,919) (19.1)
Zalando SE ............. (868) (82,009) (71.6)
(1,267,924)
Hong Kong
Hong Kong Exchanges &
Clearing Ltd. .......... (500) (30,121) (26.3)
Jardine Matheson Holdings Ltd. (800) (46,466) (40.5)
Melco Resorts & Entertainment
Ltd., ADR ............ (5,672) (61,428) (53.6)
(138,015)
Shares Value
% of Basket
Value
Ireland
Flutter Entertainment plc .... (313) $ (59,253) (51.7) %
Kingspan Group plc ........ (235) (27,055) (23.6)
(86,308)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (7,707) (67,359) (58.8)
Wix.com Ltd. ............ (127) (23,617) (20.6)
(90,976)
Italy
DiaSorin SpA ............ (119) (26,902) (23.5)
Ferrari NV .............. (190) (45,085) (39.3)
Infrastrutture Wireless Italiane
SpA ................ (4,560) (50,379) (44.0)
Nexi SpA ............... (2,804) (48,754) (42.5)
(171,120)
Japan
Aeon Co. Ltd. ............ (2,000) (46,009) (40.1)
Bandai Namco Holdings, Inc. . (1,100) (84,060) (73.4)
Canon, Inc. ............. (800) (18,192) (15.9)
Casio Computer Co. Ltd. .... (1,800) (25,472) (22.2)
Central Japan Railway Co. ... (500) (74,170) (64.7)
Chiba Bank Ltd. (The) ...... (4,800) (29,751) (26.0)
Cosmos Pharmaceutical Corp. (600) (91,690) (80.0)
CyberAgent, Inc. .......... (2,600) (43,564) (38.0)
Daifuku Co. Ltd. .......... (500) (46,030) (40.2)
Daiwa Securities Group, Inc. .. (16,400) (92,138) (80.4)
Dentsu Group, Inc. ........ (1,200) (43,852) (38.3)
Disco Corp. ............. (100) (26,960) (23.5)
East Japan Railway Co. ..... (1,600) (99,658) (87.0)
Fast Retailing Co. Ltd. ...... (100) (66,382) (57.9)
GMO Payment Gateway, Inc. . (200) (25,339) (22.1)
Harmonic Drive Systems, Inc. . (300) (13,600) (11.9)
Hikari Tsushin, Inc. ........ (600) (92,492) (80.7)
Hitachi Construction Machinery
Co. Ltd. .............. (2,300) (73,384) (64.0)
Ibiden Co. Ltd. ........... (600) (36,052) (31.5)
Itochu Techno-Solutions Corp. . (700) (22,113) (19.3)
Japan Exchange Group, Inc. .. (1,700) (40,253) (35.1)
Japan Post Bank Co. Ltd. .... (3,500) (27,307) (23.8)
JFE Holdings, Inc. ......... (4,900) (74,874) (65.3)
Kakaku.com, Inc. ......... (1,300) (43,140) (37.6)
Keio Corp. .............. (1,000) (50,478) (44.0)
Kintetsu Group Holdings Co.
Ltd. ................ (1,400) (44,069) (38.5)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (24,020) (21.0)
Kobe Bussan Co. Ltd. ...... (4,200) (144,676) (126.2)
Koei Tecmo Holdings Co. Ltd. . (1,950) (90,769) (79.2)
Komatsu Ltd. ............ (2,400) (62,859) (54.9)
Kubota Corp. ............ (8,700) (185,336) (161.7)
Lasertec Corp. ........... (1,000) (216,916) (189.3)
Mercari, Inc. ............. (1,400) (75,753) (66.1)
Mitsubishi Corp. .......... (7,300) (232,125) (202.6)
Miura Co. Ltd. ........... (600) (23,079) (20.1)
MonotaRO Co. Ltd. ........ (800) (18,233) (15.9)
MS&AD Insurance Group
Holdings, Inc. .......... (1,100) (35,538) (31.0)
Nexon Co. Ltd. ........... (1,000) (17,021) (14.9)
Nidec Corp. ............. (300) (33,227) (29.0)
Nintendo Co. Ltd. ......... (100) (44,166) (38.5)
Nippon Paint Holdings Co. Ltd. (8,600) (92,019) (80.3)
Nippon Sanso Holdings Corp. . (6,000) (141,651) (123.6)
Nissan Motor Co. Ltd. ...... (46,400) (236,170) (206.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
NTT Data Corp. .......... (3,000) $ (60,182) (52.5) %
Odakyu Electric Railway Co. Ltd. (3,700) (80,214) (70.0)
Oji Holdings Corp. ......... (5,400) (26,766) (23.4)
Oriental Land Co. Ltd. ...... (600) (94,764) (82.7)
PeptiDream, Inc. .......... (3,800) (91,854) (80.2)
Pigeon Corp. ............ (3,600) (83,362) (72.7)
Rakuten Group, Inc. ....... (15,300) (167,505) (146.2)
Ryohin Keikaku Co. Ltd. ..... (3,500) (68,972) (60.2)
SBI Holdings, Inc. ......... (4,700) (121,822) (106.3)
SCSK Corp. ............. (1,800) (36,427) (31.8)
Sekisui House Ltd. ........ (9,900) (205,829) (179.6)
Shimano, Inc. ............ (600) (167,408) (146.1)
Shin-Etsu Chemical Co. Ltd. .. (800) (142,666) (124.5)
Shiseido Co. Ltd. ......... (2,200) (146,799) (128.1)
SMC Corp. .............. (100) (59,677) (52.1)
SoftBank Corp. ........... (2,300) (31,394) (27.4)
SoftBank Group Corp. ...... (2,600) (140,757) (122.8)
Square Enix Holdings Co. Ltd. . (1,000) (54,780) (47.8)
SUMCO Corp. ........... (6,700) (128,028) (111.7)
Sumitomo Electric Industries
Ltd. ................ (8,100) (107,510) (93.8)
Takeda Pharmaceutical Co. Ltd. (10,700) (300,304) (262.1)
TIS, Inc. ............... (2,000) (54,486) (47.5)
Tobu Railway Co. Ltd. ...... (1,700) (42,326) (36.9)
Toho Co. Ltd. ............ (900) (42,286) (36.9)
Tokio Marine Holdings, Inc. ... (800) (42,136) (36.8)
Tokyo Century Corp. ....... (1,300) (74,433) (65.0)
Tokyo Electric Power Co.
Holdings, Inc. .......... (16,000) (44,320) (38.7)
Tokyu Corp. ............. (7,600) (107,146) (93.5)
Toyota Industries Corp. ..... (300) (25,504) (22.3)
Toyota Motor Corp. ........ (9,000) (158,798) (138.6)
Unicharm Corp. .......... (600) (24,266) (21.2)
West Japan Railway Co. .... (3,500) (165,220) (144.2)
(6,102,528)
Jordan
Hikma Pharmaceuticals plc ... (3,528) (116,290) (101.5)
Luxembourg
Eurofins Scientific SE ...... (237) (27,970) (24.4)
Macau
Galaxy Entertainment Group
Ltd. ................ (12,000) (64,569) (56.3)
Sands China Ltd. ......... (19,600) (44,672) (39.0)
SJM Holdings Ltd. ......... (57,000) (42,392) (37.0)
(151,633)
Netherlands
ABN AMRO Bank NV, CVA ... (3,687) (54,227) (47.3)
Argenx SE .............. (381) (114,703) (100.1)
ASM International NV ...... (131) (59,289) (51.7)
ASML Holding NV ......... (66) (53,651) (46.8)
Heineken NV ............ (244) (27,008) (23.6)
JDE Peet's NV ........... (4,701) (136,888) (119.4)
Universal Music Group NV ... (4,354) (126,409) (110.3)
(572,175)
New Zealand
Xero Ltd. ............... (825) (94,069) (82.1)
Norway
Mowi ASA .............. (3,046) (88,325) (77.1)
Russia
Evraz plc ............... (7,433) (63,136) (55.1)
Shares Value
% of Basket
Value
Saudi Arabia
Delivery Hero SE ......... (293) $ (36,544) (31.9) %
Singapore
Keppel Corp. Ltd. ......... (10,000) (39,906) (34.8)
Singapore Exchange Ltd. .... (4,900) (35,166) (30.7)
Venture Corp. Ltd. ......... (8,600) (120,127) (104.8)
(195,199)
South Africa
Anglo American plc ........ (3,561) (135,471) (118.2)
Spain
Aena SME SA ........... (453) (74,399) (64.9)
EDP Renovaveis SA ....... (1,049) (29,225) (25.5)
Ferrovial SA ............. (2,328) (73,491) (64.1)
Grifols SA .............. (2,785) (63,729) (55.6)
(240,844)
Sweden
Atlas Copco AB, Class A .... (2,549) (164,152) (143.2)
Autoliv, Inc. ............. (304) (29,442) (25.7)
Embracer Group AB ....... (41,838) (390,209) (340.5)
Epiroc AB, Class A ........ (3,895) (96,913) (84.6)
Essity AB, Class B ........ (7,530) (243,910) (212.8)
Investment AB Latour, Class B (16,148) (586,551) (511.8)
Nibe Industrier AB, Class B ... (2,302) (34,239) (29.9)
Sandvik AB ............. (1,929) (48,917) (42.7)
Sinch AB ............... (5,156) (98,143) (85.6)
Svenska Cellulosa AB SCA,
Class B .............. (3,282) (51,282) (44.7)
Volvo AB, Class B ......... (1,527) (35,608) (31.1)
(1,779,366)
Switzerland
ABB Ltd. (Registered) ...... (12,892) (426,509) (372.2)
Alcon, Inc. .............. (1,988) (164,842) (143.8)
Banque Cantonale Vaudoise
(Registered) ........... (1,456) (117,226) (102.3)
Barry Callebaut AG (Registered) (119) (275,587) (240.5)
Cie Financiere Richemont SA
(Registered) ........... (412) (50,985) (44.5)
Credit Suisse Group AG
(Registered) ........... (14,546) (151,303) (132.0)
EMS-Chemie Holding AG
(Registered) ........... (22) (21,822) (19.0)
Lonza Group AG (Registered) . (61) (50,130) (43.7)
Partners Group Holding AG .. (29) (50,662) (44.2)
Schindler Holding AG ...... (130) (33,850) (29.5)
Vifor Pharma AG .......... (2,029) (261,996) (228.6)
(1,604,912)
Taiwan
Sea Ltd., ADR ........... (286) (98,261) (85.7)
United Kingdom
Associated British Foods plc .. (976) (23,869) (20.8)
AVEVA Group plc ......... (2,177) (106,011) (92.5)
Bunzl plc ............... (783) (28,940) (25.3)
Compass Group plc ........ (3,498) (74,230) (64.8)
GlaxoSmithKline plc ....... (1,330) (27,612) (24.1)
Halma plc .............. (2,985) (121,052) (105.6)
Hargreaves Lansdown plc ... (6,243) (131,371) (114.6)
HSBC Holdings plc ........ (19,659) (118,449) (103.4)
Informa plc .............. (3,510) (24,970) (21.8)
InterContinental Hotels Group
plc ................. (882) (61,781) (53.9)
Just Eat Takeaway.com NV ... (1,665) (119,606) (104.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United Kingdom (continued)
Liberty Global plc, Class A ... (3,328) $ (95,647) (83.5) %
Linde plc ............... (566) (180,667) (157.7)
London Stock Exchange Group
plc ................. (1,679) (163,440) (142.6)
Melrose Industries plc ...... (13,615) (29,375) (25.6)
NatWest Group plc ........ (30,443) (91,791) (80.1)
Ocado Group plc ......... (1,852) (45,708) (39.9)
Prudential plc ............ (2,396) (48,897) (42.7)
Reckitt Benckiser Group plc .. (5,007) (406,482) (354.7)
Smith & Nephew plc ....... (2,735) (47,234) (41.2)
Unilever plc ............. (7,070) (378,541) (330.3)
Vodafone Group plc ........ (34,028) (50,152) (43.8)
Whitbread plc ............ (1,102) (49,301) (43.0)
(2,425,126)
United States
Abbott Laboratories ........ (1,018) (131,210) (114.5)
Activision Blizzard, Inc. ..... (4,421) (345,678) (301.6)
Albemarle Corp. .......... (287) (71,885) (62.7)
Alleghany Corp. .......... (168) (109,432) (95.5)
Altria Group, Inc. .......... (1,628) (71,811) (62.7)
Amcor plc .............. (7,371) (88,968) (77.6)
Ameren Corp. ............ (6,449) (543,586) (474.3)
American Electric Power Co.,
Inc. ................. (3,144) (266,328) (232.4)
AMETEK, Inc. ........... (164) (21,714) (18.9)
Amphenol Corp., Class A .... (4,420) (339,323) (296.1)
Anthem, Inc. ............ (176) (76,583) (66.8)
Aon plc, Class A .......... (867) (277,371) (242.0)
Aptiv plc ............... (475) (82,123) (71.7)
Arthur J Gallagher & Co. .... (142) (23,809) (20.8)
AT&T, Inc. .............. (3,077) (77,725) (67.8)
Atmos Energy Corp. ....... (861) (79,315) (69.2)
Automatic Data Processing, Inc. (218) (48,939) (42.7)
Avalara, Inc. ............. (1,935) (347,603) (303.3)
Ball Corp. .............. (722) (66,049) (57.6)
Bausch Health Cos., Inc. .... (13,795) (386,675) (337.4)
Baxter International, Inc. .... (2,906) (229,458) (200.2)
Becton Dickinson and Co. ... (652) (156,213) (136.3)
BioMarin Pharmaceutical, Inc. . (1,080) (85,568) (74.7)
Bio-Rad Laboratories, Inc., Class
A .................. (403) (320,256) (279.5)
Bio-Techne Corp. ......... (75) (39,274) (34.3)
Black Knight, Inc. ......... (1,724) (120,870) (105.5)
Blackstone, Inc. .......... (250) (34,605) (30.2)
Boeing Co. (The) ......... (118) (24,430) (21.3)
Broadcom, Inc. ........... (566) (300,925) (262.6)
Brookfield Renewable Corp. .. (1,056) (43,738) (38.2)
Burlington Stores, Inc. ...... (156) (43,101) (37.6)
Cable One, Inc. .......... (15) (25,668) (22.4)
Caesars Entertainment, Inc. .. (209) (22,877) (20.0)
Campbell Soup Co. ........ (1,640) (65,518) (57.2)
Carnival Corp. ........... (13,599) (301,354) (263.0)
Carrier Global Corp. ....... (501) (26,167) (22.8)
Carvana Co. ............ (194) (58,817) (51.3)
Caterpillar, Inc. ........... (16) (3,264) (2.8)
Celanese Corp. .......... (139) (22,450) (19.6)
Centene Corp. ........... (2,306) (164,279) (143.4)
CenterPoint Energy, Inc. .... (1,197) (31,170) (27.2)
Ceridian HCM Holding, Inc. .. (394) (49,349) (43.1)
Charles River Laboratories
International, Inc. ....... (167) (74,930) (65.4)
Charter Communications, Inc.,
Class A .............. (258) (174,122) (151.9)
Cheniere Energy, Inc. ...... (738) (76,309) (66.6)
Shares Value
% of Basket
Value
United States (continued)
Chevron Corp. ........... (2,342) $ (268,136) (234.0) %
Church & Dwight Co., Inc. ... (3,199) (279,465) (243.9)
Cisco Systems, Inc. ........ (376) (21,045) (18.4)
Citrix Systems, Inc. ........ (251) (23,777) (20.8)
Clorox Co. (The) .......... (542) (88,351) (77.1)
Cloudflare, Inc., Class A ..... (190) (36,997) (32.3)
CME Group, Inc. .......... (243) (53,594) (46.8)
Conagra Brands, Inc. ....... (2,735) (88,067) (76.9)
Constellation Brands, Inc., Class
A .................. (804) (174,315) (152.1)
CoStar Group, Inc. ........ (2,370) (203,939) (178.0)
Costco Wholesale Corp. ..... (100) (49,154) (42.9)
Coterra Energy, Inc. ....... (1,225) (26,117) (22.8)
Coupa Software, Inc. ....... (980) (223,146) (194.7)
CyberArk Software Ltd. ..... (1,329) (239,366) (208.9)
Danaher Corp. ........... (1,091) (340,141) (296.8)
Discover Financial Services .. (422) (47,821) (41.7)
Discovery, Inc., Class A ..... (920) (21,565) (18.8)
Dollar Tree, Inc. .......... (600) (64,656) (56.4)
DR Horton, Inc. ........... (301) (26,870) (23.4)
DraftKings, Inc., Class A ..... (2,040) (95,044) (82.9)
Dynatrace, Inc. ........... (1,145) (85,875) (74.9)
Eaton Corp. plc ........... (371) (61,126) (53.3)
Elanco Animal Health, Inc. ... (1,605) (52,772) (46.1)
Erie Indemnity Co., Class A .. (450) (92,615) (80.8)
Estee Lauder Cos., Inc. (The),
Class A .............. (181) (58,704) (51.2)
Evergy, Inc. ............. (2,099) (133,811) (116.8)
Exact Sciences Corp. ...... (1,593) (151,685) (132.4)
Fidelity National Information
Services, Inc. .......... (1,028) (113,841) (99.3)
FirstEnergy Corp. ......... (4,833) (186,215) (162.5)
Fiserv, Inc. .............. (712) (70,125) (61.2)
FleetCor Technologies, Inc. ... (531) (131,375) (114.6)
Ford Motor Co. ........... (1,692) (28,899) (25.2)
Freeport-McMoRan, Inc. .... (1,752) (66,085) (57.7)
General Electric Co. ....... (481) (50,442) (44.0)
General Mills, Inc. ......... (3,432) (212,098) (185.1)
General Motors Co. ........ (57) (3,103) (2.7)
Global Payments, Inc. ...... (1,387) (198,327) (173.1)
Globe Life, Inc. ........... (682) (60,712) (53.0)
Hasbro, Inc. ............. (470) (45,007) (39.3)
HCA Healthcare, Inc. ....... (800) (200,368) (174.8)
HEICO Corp. ............ (239) (33,314) (29.1)
Hess Corp. ............. (526) (43,432) (37.9)
Hilton Worldwide Holdings, Inc. (667) (96,015) (83.8)
Honeywell International, Inc. .. (258) (56,404) (49.2)
Hormel Foods Corp. ....... (2,148) (90,903) (79.3)
Howmet Aerospace, Inc. .... (3,526) (104,687) (91.4)
Humana, Inc. ............ (397) (183,875) (160.5)
Huntington Ingalls Industries,
Inc. ................. (211) (42,776) (37.3)
IAC/InterActiveCorp ........ (1,005) (153,132) (133.6)
Ingersoll Rand, Inc. ........ (1,042) (56,018) (48.9)
International Business Machines
Corp. ............... (361) (45,161) (39.4)
International Flavors &
Fragrances, Inc. ........ (183) (26,983) (23.5)
IPG Photonics Corp. ....... (721) (114,646) (100.0)
J M Smucker Co. (The) ..... (226) (27,766) (24.2)
Jack Henry & Associates, Inc. . (311) (51,775) (45.2)
JPMorgan Chase & Co. ..... (175) (29,731) (25.9)
Kansas City Southern ...... (75) (23,269) (20.3)
Kellogg Co. ............. (1,345) (82,449) (71.9)
Keurig Dr Pepper, Inc. ...... (6,289) (226,970) (198.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Kimberly-Clark Corp. ....... (755) $ (97,765) (85.3) %
Kraft Heinz Co. (The) ....... (1,075) (38,582) (33.7)
Lamb Weston Holdings, Inc. .. (1,612) (90,997) (79.4)
Las Vegas Sands Corp. ..... (3,385) (131,372) (114.6)
Liberty Broadband Corp., Class
C .................. (1,300) (211,185) (184.3)
Liberty Media Corp-Liberty
Formula One, Class C .... (503) (28,067) (24.5)
Liberty Media Corp-Liberty
SiriusXM ............. (720) (35,842) (31.3)
Live Nation Entertainment, Inc. (729) (73,738) (64.3)
Lumen Technologies, Inc. .... (5,774) (68,480) (59.8)
M&T Bank Corp. .......... (152) (22,362) (19.5)
MarketAxess Holdings, Inc. .. (232) (94,811) (82.7)
Marriott International, Inc., Class
A .................. (204) (32,644) (28.5)
Martin Marietta Materials, Inc. . (359) (141,030) (123.1)
Marvell Technology, Inc. ..... (826) (56,581) (49.4)
Match Group, Inc. ......... (103) (15,530) (13.6)
McCormick & Co., Inc. (Non-
Voting) .............. (858) (68,837) (60.1)
Medtronic plc ............ (3,340) (400,332) (349.3)
MGM Resorts International ... (879) (41,454) (36.2)
Microchip Technology, Inc. ... (1,038) (76,905) (67.1)
Netflix, Inc. .............. (253) (174,648) (152.4)
Newmont Corp. .......... (532) (28,728) (25.1)
NextEra Energy, Inc. ....... (1,343) (114,598) (100.0)
NiSource, Inc. ........... (2,346) (57,876) (50.5)
ON Semiconductor Corp. .... (763) (36,677) (32.0)
Oracle Corp. ............ (3,042) (291,849) (254.7)
PACCAR, Inc. ........... (721) (64,616) (56.4)
Packaging Corp. of America .. (801) (110,033) (96.0)
Parker-Hannifin Corp. ...... (322) (95,502) (83.3)
Paychex, Inc. ............ (601) (74,091) (64.7)
PayPal Holdings, Inc. ...... (1,238) (287,946) (251.3)
Peloton Interactive, Inc., Class A (961) (87,874) (76.7)
PerkinElmer, Inc. ......... (1,083) (191,572) (167.2)
Phillips 66 .............. (1,129) (84,427) (73.7)
PNC Financial Services Group,
Inc. (The) ............ (177) (37,352) (32.6)
PPG Industries, Inc. ....... (599) (96,181) (83.9)
Progressive Corp. (The) ..... (555) (52,658) (46.0)
Public Service Enterprise Group,
Inc. ................. (439) (28,008) (24.4)
Regeneron Pharmaceuticals,
Inc. ................. (26) (16,638) (14.5)
Republic Services, Inc. ..... (1,366) (183,864) (160.4)
RingCentral, Inc., Class A .... (259) (63,139) (55.1)
Rollins, Inc. ............. (1,070) (37,696) (32.9)
Roper Technologies, Inc. .... (80) (39,030) (34.1)
Royal Caribbean Cruises Ltd. . (1,444) (121,917) (106.4)
Royalty Pharma plc, Class A .. (5,132) (202,868) (177.0)
RPM International, Inc. ..... (2,640) (230,208) (200.9)
S&P Global, Inc. .......... (271) (128,497) (112.1)
salesforce.com, Inc. ....... (1,105) (331,157) (289.0)
Schneider Electric SE ...... (3,375) (581,911) (507.8)
Seagen, Inc. ............ (372) (65,595) (57.2)
SEI Investments Co. ....... (629) (39,652) (34.6)
Sherwin-Williams Co. (The) .. (388) (122,845) (107.2)
SolarEdge Technologies, Inc. . (375) (133,005) (116.1)
Southern Co. (The) ........ (387) (24,118) (21.0)
Southwest Airlines Co. ...... (1,007) (47,611) (41.5)
Square, Inc., Class A ....... (103) (26,214) (22.9)
SS&C Technologies Holdings,
Inc. ................. (2,685) (213,377) (186.2)
Shares Value
% of Basket
Value
United States (continued)
STERIS plc ............. (105) $ (24,543) (21.4) %
Sunrun, Inc. ............. (1,600) (92,288) (80.5)
Take-Two Interactive Software,
Inc. ................. (957) (173,217) (151.2)
TE Connectivity Ltd. ....... (2,008) (293,168) (255.8)
Teladoc Health, Inc. ........ (1,461) (218,551) (190.7)
Teledyne Technologies, Inc. .. (225) (101,075) (88.2)
Teleflex, Inc. ............. (61) (21,773) (19.0)
Thermo Fisher Scientific, Inc. . (563) (356,418) (311.0)
TJX Cos., Inc. (The) ....... (352) (23,052) (20.1)
T-Mobile US, Inc. ......... (5,394) (620,472) (541.4)
Trade Desk, Inc. (The), Class A (847) (63,449) (55.4)
Tradeweb Markets, Inc., Class A (921) (82,061) (71.6)
TransUnion ............. (661) (76,207) (66.5)
Twilio, Inc., Class A ........ (644) (187,636) (163.7)
Twitter, Inc. ............. (1,740) (93,160) (81.3)
Tyler Technologies, Inc. ..... (266) (144,497) (126.1)
Union Pacific Corp. ........ (514) (124,080) (108.3)
Valero Energy Corp. ....... (1,209) (93,492) (81.6)
Verisk Analytics, Inc. ....... (486) (102,191) (89.2)
VF Corp. ............... (370) (26,966) (23.5)
Viatris, Inc. .............. (18,600) (248,310) (216.7)
Visa, Inc., Class A ......... (888) (188,052) (164.1)
Vistra Corp. ............. (3,020) (59,162) (51.6)
Vulcan Materials Co. ....... (165) (31,370) (27.4)
Walt Disney Co. (The) ...... (1,337) (226,047) (197.3)
Waste Connections, Inc. ..... (199) (27,066) (23.6)
Waste Management, Inc. .... (2,593) (415,476) (362.6)
Wayfair, Inc., Class A ....... (245) (61,030) (53.3)
Wells Fargo & Co. ......... (2,911) (148,927) (130.0)
Western Digital Corp. ....... (310) (16,210) (14.1)
Westinghouse Air Brake
Technologies Corp. ...... (1,868) (169,484) (147.9)
Williams Cos., Inc. (The) .... (1,193) (33,511) (29.2)
Wynn Resorts Ltd. ........ (222) (19,936) (17.4)
Zendesk, Inc. ............ (241) (24,534) (21.4)
Zimmer Biomet Holdings, Inc. . (181) (25,905) (22.6)
Zoom Video Communications,
Inc., Class A ........... (356) (97,775) (85.3)
(22,776,479)
Zambia
First Quantum Minerals Ltd. .. (1,288) (30,493) (26.6)
Total Reference Entity — Short ............ (44,664,109)
Net Value of Reference Entity — Goldman Sachs
International ......................... $ 114,598
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of October 31, 2021, expiration date 02/08/23:
Reference Entity — Long
Brazil
Wheaton Precious Metals Corp. 2,739 110,569 (1,562.4)
Canada
Agnico Eagle Mines Ltd. ..... 1,261 66,932 (945.8)
Alimentation Couche-Tard, Inc.,
Class B .............. 4,893 183,527 (2,593.3)
AltaGas Ltd. ............. 4,932 102,099 (1,442.7)
Atco Ltd., Class I ......... 3,377 114,604 (1,619.4)
B2Gold Corp. ............ 49,835 205,767 (2,907.5)
Bank of Montreal ......... 933 101,299 (1,431.4)
Bank of Nova Scotia (The) ... 317 20,783 (293.7)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Canada (continued)
Canadian Apartment Properties
REIT ................ 2,365 $ 115,479 (1,631.8) %
Canadian Imperial Bank of
Commerce ........... 596 72,318 (1,021.9)
Canadian Tire Corp. Ltd., Class
A .................. 1,738 246,853 (3,488.1)
CGI, Inc. ............... 730 65,214 (921.5)
Constellation Software, Inc. .. 288 506,139 (7,151.9)
Empire Co. Ltd., Class A .... 8,168 244,195 (3,450.5)
George Weston Ltd. ....... 4,484 484,487 (6,845.9)
Gildan Activewear, Inc. ...... 3,836 140,905 (1,991.0)
Hydro One Ltd. ........... 13,338 318,685 (4,503.1)
iA Financial Corp., Inc. ...... 1,552 91,808 (1,297.3)
Intact Financial Corp. ....... 1,498 200,819 (2,837.6)
Kinross Gold Corp. ........ 19,810 119,091 (1,682.8)
Loblaw Cos. Ltd. .......... 1,492 112,213 (1,585.6)
Magna International, Inc. .... 275 22,369 (316.1)
Manulife Financial Corp. ..... 7,811 152,168 (2,150.2)
National Bank of Canada .... 2,245 185,862 (2,626.3)
Nutrien Ltd. ............. 318 22,226 (314.1)
Onex Corp. ............. 1,405 104,705 (1,479.5)
Open Text Corp. .......... 8,041 405,039 (5,723.3)
Parkland Corp. ........... 3,072 89,385 (1,263.0)
Power Corp. of Canada ..... 3,133 104,349 (1,474.5)
Quebecor, Inc., Class B ..... 8,386 213,716 (3,019.9)
Ritchie Bros Auctioneers, Inc. . 767 52,424 (740.8)
Royal Bank of Canada ...... 1,059 110,230 (1,557.6)
Sun Life Financial, Inc. ...... 3,258 185,671 (2,623.6)
Suncor Energy, Inc. ........ 2,436 64,069 (905.3)
Thomson Reuters Corp. ..... 1,786 214,837 (3,035.7)
TMX Group Ltd. .......... 778 84,231 (1,190.2)
Toromont Industries Ltd. ..... 490 43,596 (616.0)
West Fraser Timber Co. Ltd. .. 1,283 102,725 (1,451.5)
5,670,819
South Korea
HDC Holdings Co. Ltd. ...... 1 9 (0.1)
United States
Fortive Corp. ............ 1 76 (1.1)
Total Reference Entity — Long ............ 5,781,473
Reference Entity — Short
Canada
Air Canada ............. (3,965) (71,092) 1,004.6
Algonquin Power & Utilities
Corp. ............... (5,576) (80,378) 1,135.8
Barrick Gold Corp. ........ (17,914) (328,722) 4,644.9
Brookfield Asset Management,
Inc., Class A ........... (8,295) (500,810) 7,076.6
Cameco Corp. ........... (3,448) (83,776) 1,183.8
Canadian National Railway Co. (884) (117,486) 1,660.1
Canadian Natural Resources
Ltd. ................ (1,738) (73,868) 1,043.8
Canadian Pacific Railway Ltd. . (1,642) (127,090) 1,795.8
Canadian Utilities Ltd., Class A (3,632) (105,209) 1,486.6
Cenovus Energy, Inc. ....... (3,733) (44,642) 630.8
Dollarama, Inc. ........... (5,564) (251,495) 3,553.7
Emera, Inc. ............. (9,974) (464,046) 6,557.1
FirstService Corp. ......... (350) (69,808) 986.4
Fortis, Inc. .............. (6,331) (281,815) 3,982.1
Franco-Nevada Corp. ...... (2,071) (295,506) 4,175.6
GFL Environmental, Inc. ..... (20,061) (824,906) 11,656.2
Ivanhoe Mines Ltd., Class A .. (9,312) (73,060) 1,032.4
Kirkland Lake Gold Ltd. ..... (4,200) (177,048) 2,501.7
Shares Value
% of Basket
Value
Canada (continued)
Northland Power, Inc. ...... (3,976) $ (127,832) 1,806.3%
Nuvei Corp. ............. (388) (46,631) 658.9
Pan American Silver Corp. ... (17,699) (452,915) 6,399.8
Restaurant Brands International,
Inc. ................. (3,007) (170,249) 2,405.7
Rogers Communications, Inc.,
Class B .............. (616) (28,650) 404.8
Saputo, Inc. ............. (4,301) (102,729) 1,451.6
Shopify, Inc., Class A ....... (98) (143,090) 2,021.9
TC Energy Corp. .......... (10,861) (587,544) 8,302.2
(5,630,397)
Chile
Lundin Mining Corp. ....... (2,171) (18,893) 267.0
United States
Brookfield Renewable Corp. .. (1,059) (43,863) 619.8
Lennar Corp., Class B ...... (1) (82) 1.2
(43,945)
Zambia
First Quantum Minerals Ltd. .. (4,026) (95,315) 1,346.8
Total Reference Entity — Short ............ (5,788,550)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (7,077)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of October 31, 2021, expiration date 02/15/23:
Reference Entity — Long
Australia
AGL Energy Ltd. .......... 21,192 91,393 105.2
Aristocrat Leisure Ltd. ...... 167 5,699 6.6
BlueScope Steel Ltd. ....... 2,100 32,815 37.8
Brambles Ltd. ............ 2,984 22,639 26.1
Cochlear Ltd. ............ 1,545 258,420 297.6
Coles Group Ltd. ......... 1,830 23,715 27.3
Rio Tinto plc ............. 640 39,905 46.0
Sonic Healthcare Ltd. ...... 1,357 41,177 47.4
South32 Ltd. ............ 11,848 31,961 36.8
Telstra Corp. Ltd. ......... 7,816 22,592 26.0
570,316
Austria
Mondi plc ............... 3,514 87,758 101.0
Raiffeisen Bank International AG 1,200 35,064 40.4
voestalpine AG ........... 911 34,601 39.8
157,423
Belgium
Ageas SA/NV ............ 383 18,632 21.5
Etablissements Franz Colruyt
NV ................. 175 8,592 9.9
Groupe Bruxelles Lambert SA . 188 21,814 25.1
UCB SA ............... 190 22,710 26.1
71,748
Brazil
Wheaton Precious Metals Corp. 454 18,328 21.1
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. 1,201 45,047 51.9
Atco Ltd., Class I ......... 1,250 42,421 48.9
Bank of Montreal ......... 573 62,212 71.6

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Canada (continued)
Bank of Nova Scotia (The) ... 1,530 $ 100,310 115.5%
Canadian Imperial Bank of
Commerce ........... 395 47,929 55.2
Canadian Tire Corp. Ltd., Class
A .................. 550 78,118 90.0
Constellation Software, Inc. .. 311 546,559 629.4
George Weston Ltd. ....... 453 48,946 56.4
Gildan Activewear, Inc. ...... 1,841 67,624 77.9
Hydro One Ltd. ........... 19,903 475,543 547.7
Intact Financial Corp. ....... 949 127,221 146.5
Magna International, Inc. .... 465 37,824 43.6
National Bank of Canada .... 272 22,519 25.9
Open Text Corp. .......... 514 25,891 29.8
Royal Bank of Canada ...... 1,578 164,252 189.2
Sun Life Financial, Inc. ...... 447 25,474 29.3
Suncor Energy, Inc. ........ 1,285 33,797 38.9
Teck Resources Ltd., Class B . 1,964 54,813 63.1
Thomson Reuters Corp. ..... 1,093 131,476 151.4
West Fraser Timber Co. Ltd. .. 133 10,649 12.3
2,148,625
China
NXP Semiconductors NV .... 113 22,697 26.1
Denmark
Carlsberg AS, Class B ...... 77 12,714 14.6
Coloplast A/S, Class B ...... 1,604 261,962 301.7
Genmab A/S ............ 226 101,531 116.9
Novo Nordisk A/S, Class B ... 6,572 720,652 829.9
Novozymes A/S, Class B .... 1,606 118,136 136.1
1,214,995
Finland
Elisa OYJ .............. 641 38,684 44.6
Kesko OYJ, Class B ....... 3,453 112,376 129.4
Neste OYJ .............. 918 51,107 58.9
Nordea Bank Abp ......... 11,180 136,919 157.7
Stora Enso OYJ, Class R .... 4,786 79,637 91.7
UPM-Kymmene OYJ ....... 1,398 49,337 56.8
468,060
France
Arkema SA ............. 162 22,161 25.5
BioMerieux ............. 985 125,458 144.5
BNP Paribas SA .......... 601 40,229 46.3
Cie de Saint-Gobain ....... 3,565 246,030 283.3
Cie Generale des Etablissements
Michelin SCA .......... 265 41,663 48.0
Dassault Systemes SE ..... 3,991 233,064 268.4
Electricite de France SA ..... 2,153 31,731 36.5
Engie SA ............... 10,901 155,068 178.6
Eurazeo SE ............. 617 57,834 66.6
Ipsen SA ............... 671 69,444 80.0
La Francaise des Jeux SAEM . 901 46,785 53.9
Orange SA .............. 790 8,615 9.9
Publicis Groupe SA ........ 1,570 105,400 121.4
Sanofi ................. 311 31,238 36.0
SEB SA ................ 126 19,743 22.7
Societe Generale SA ....... 702 23,450 27.0
Teleperformance .......... 128 53,467 61.6
Thales SA .............. 2,406 222,022 255.7
TotalEnergies SE ......... 482 24,136 27.8
Valeo ................. 1,758 51,654 59.5
1,609,192
Shares Value
% of Basket
Value
Germany
Bayer AG (Registered) ...... 957 $ 53,934 62.1%
Daimler AG (Registered) .... 269 26,702 30.7
Deutsche Boerse AG ....... 396 65,739 75.7
Deutsche Post AG (Registered) 9,838 609,041 701.4
E.ON SE ............... 10,845 137,513 158.4
Evonik Industries AG ....... 768 24,884 28.7
HeidelbergCement AG ...... 233 17,546 20.2
LEG Immobilien SE ........ 272 40,458 46.6
SAP SE ................ 347 50,249 57.9
Siemens AG (Registered) .... 209 33,980 39.1
Symrise AG ............. 961 132,928 153.1
Volkswagen AG (Preference) . 735 164,957 190.0
Vonovia SE ............. 409 24,811 28.6
1,382,742
Ireland
CRH plc ............... 267 12,777 14.7
Smurfit Kappa Group plc .... 810 42,458 48.9
55,235
Israel
Bank Hapoalim BM ........ 3,226 31,773 36.6
Israel Discount Bank Ltd., Class
A .................. 10,213 61,709 71.1
93,482
Italy
Assicurazioni Generali SpA ... 812 17,681 20.4
Enel SpA ............... 25,749 215,565 248.2
Terna - Rete Elettrica Nazionale 820 6,110 7.0
239,356
Japan
AGC, Inc. .............. 5,400 268,896 309.7
Aisin Corp. .............. 100 3,659 4.2
Ajinomoto Co., Inc. ........ 2,000 59,881 69.0
Asahi Kasei Corp. ......... 13,400 140,772 162.1
Astellas Pharma, Inc. ....... 3,100 52,262 60.2
Bridgestone Corp. ......... 600 26,544 30.6
Chugai Pharmaceutical Co. Ltd. 2,400 89,735 103.3
Daito Trust Construction Co. Ltd. 900 111,586 128.5
Denso Corp. ............ 800 57,996 66.8
ENEOS Holdings, Inc. ...... 48,700 196,371 226.1
FANUC Corp. ............ 200 39,524 45.5
FUJIFILM Holdings Corp. .... 1,300 100,461 115.7
Fujitsu Ltd. .............. 2,200 380,225 437.9
Hitachi Ltd. ............. 1,000 57,625 66.4
Honda Motor Co. Ltd. ...... 11,800 349,019 401.9
Hoshizaki Corp. .......... 1,500 126,136 145.3
Iida Group Holdings Co. Ltd. .. 800 19,724 22.7
Isuzu Motors Ltd. ......... 3,700 49,775 57.3
JSR Corp. .............. 2,300 83,420 96.1
Kajima Corp. ............ 12,600 155,141 178.7
KDDI Corp. ............. 1,700 51,986 59.9
Kikkoman Corp. .......... 400 32,716 37.7
Kyocera Corp. ........... 700 40,983 47.2
Marubeni Corp. ........... 1,700 14,425 16.6
Mitsubishi Electric Corp. ..... 14,700 197,413 227.3
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,900 38,240 44.0
Mitsubishi UFJ Financial Group,
Inc. ................. 29,900 163,957 188.8
Mitsui & Co. Ltd. .......... 1,000 22,885 26.4
Mitsui Chemicals, Inc. ...... 1,400 41,627 47.9
Mitsui Fudosan Co. Ltd. ..... 2,800 64,019 73.7
NEC Corp. .............. 500 25,601 29.5

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
NGK Insulators Ltd. ........ 1,300 $ 21,647 24.9%
Nippon Express Co. Ltd. .... 1,000 62,595 72.1
Nippon Telegraph & Telephone
Corp. ............... 5,100 142,897 164.6
Nisshin Seifun Group, Inc. ... 1,400 22,107 25.5
Nitto Denko Corp. ......... 8,000 625,121 719.9
Nomura Research Institute Ltd. 1,200 48,041 55.3
NSK Ltd. ............... 1,000 6,719 7.7
Osaka Gas Co. Ltd. ........ 19,400 312,689 360.1
Panasonic Corp. .......... 19,500 241,138 277.7
Pola Orbis Holdings, Inc. .... 300 6,406 7.4
Recruit Holdings Co. Ltd. .... 1,500 99,779 114.9
Resona Holdings, Inc. ...... 18,200 68,370 78.7
Secom Co. Ltd. ........... 400 27,269 31.4
Seiko Epson Corp. ........ 1,800 32,051 36.9
Subaru Corp. ............ 4,700 92,190 106.2
Sumitomo Chemical Co. Ltd. .. 18,500 91,137 105.0
Sumitomo Mitsui Financial
Group, Inc. ........... 4,800 155,758 179.4
Suzuki Motor Corp. ........ 500 22,298 25.7
Sysmex Corp. ........... 900 111,592 128.5
Taisei Corp. ............. 2,000 62,758 72.3
TDK Corp. .............. 5,400 196,306 226.1
Terumo Corp. ............ 2,100 92,643 106.7
Tokyo Gas Co. Ltd. ........ 5,000 86,765 99.9
TOPPAN, Inc. ............ 1,600 25,827 29.7
Toray Industries, Inc. ....... 7,100 44,244 51.0
Toshiba Corp. ............ 900 38,819 44.7
Yamaha Motor Co. Ltd. ..... 7,400 206,266 237.5
Yamato Holdings Co. Ltd. .... 800 19,667 22.6
6,025,703
Netherlands
Koninklijke DSM NV ....... 180 39,326 45.3
Koninklijke KPN NV ........ 19,005 56,786 65.4
Koninklijke Philips NV ...... 2,648 124,920 143.9
NN Group NV ............ 800 42,765 49.2
Randstad NV ............ 5,441 390,922 450.2
Wolters Kluwer NV ........ 1,063 111,316 128.2
766,035
Norway
Equinor ASA ............ 1,426 36,132 41.6
Portugal
Galp Energia SGPS SA ..... 11,654 121,061 139.4
Russia
Coca-Cola HBC AG ........ 1,275 44,192 50.9
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 3,893 27,244 31.4
Banco Santander SA ....... 17,402 66,007 76.0
Iberdrola SA ............. 14,088 166,359 191.6
Repsol SA .............. 17,073 218,680 251.8
478,290
Sweden
Assa Abloy AB, Class B ..... 1,518 44,542 51.3
Husqvarna AB, Class B ..... 7,185 102,393 117.9
Investor AB, Class B ....... 10,458 241,307 277.9
Lundin Energy AB ......... 6,659 262,987 302.9
Telefonaktiebolaget LM Ericsson,
Class B .............. 2,246 24,516 28.2
Shares Value
% of Basket
Value
Sweden (continued)
Telia Co. AB ............. 13,376 $ 52,686 60.7%
728,431
Switzerland
Adecco Group AG (Registered) 2,119 106,755 122.9
Baloise Holding AG (Registered) 304 48,446 55.8
Geberit AG (Registered) ..... 110 85,905 98.9
Julius Baer Group Ltd. ...... 1,397 101,048 116.4
Nestle SA (Registered) ..... 1,148 151,430 174.4
Novartis AG (Registered) .... 2,347 194,127 223.6
Roche Holding AG ........ 388 150,309 173.1
SGS SA (Registered) ....... 8 23,684 27.3
Sonova Holding AG (Registered) 321 133,013 153.2
STMicroelectronics NV ..... 610 28,962 33.3
Straumann Holding AG
(Registered) ........... 49 102,003 117.5
UBS Group AG (Registered) .. 15,191 276,517 318.4
1,402,199
United Kingdom
3i Group plc ............. 6,300 117,653 135.5
Ashtead Group plc ........ 38 3,185 3.7
Auto Trader Group plc ...... 2,739 22,707 26.1
Aviva plc ............... 3,929 21,201 24.4
BAE Systems plc ......... 30,413 229,319 264.1
BP plc ................. 37,663 180,440 207.8
Croda International plc ...... 191 24,721 28.5
DCC plc ............... 1,082 90,282 104.0
Experian plc ............. 3,586 164,422 189.4
Imperial Brands plc ........ 197 4,157 4.8
J Sainsbury plc ........... 11,386 46,635 53.7
JD Sports Fashion plc ...... 6,274 93,513 107.7
Kingfisher plc ............ 4,772 21,902 25.2
Legal & General Group plc ... 14,712 58,021 66.8
Pentair plc .............. 55 4,068 4.7
Persimmon plc ........... 991 36,923 42.5
RELX plc ............... 5,850 181,393 208.9
Severn Trent plc .......... 669 25,056 28.9
United Utilities Group plc .... 3,744 53,214 61.3
WPP plc ............... 10,618 153,481 176.7
1,532,293
United States
3M Co. ................ 353 63,074 72.6
ABIOMED, Inc. ........... 229 76,037 87.6
Accenture plc, Class A ...... 553 198,411 228.5
Adobe, Inc. ............. 512 332,984 383.5
Advanced Micro Devices, Inc. . 945 113,617 130.8
Agilent Technologies, Inc. .... 1,247 196,390 226.2
Airbnb, Inc., Class A ....... 223 38,057 43.8
Align Technology, Inc. ...... 377 235,387 271.1
Allegion plc ............. 268 34,384 39.6
Ally Financial, Inc. ......... 1,885 89,990 103.6
Alphabet, Inc., Class A ...... 34 100,671 115.9
Amazon.com, Inc. ......... 19 64,076 73.8
Ameriprise Financial, Inc. .... 518 156,503 180.2
Ansys, Inc. .............. 110 41,754 48.1
Applied Materials, Inc. ...... 107 14,622 16.8
Arch Capital Group Ltd. ..... 557 23,294 26.8
Archer-Daniels-Midland Co. .. 4,180 268,523 309.2
Arista Networks, Inc. ....... 247 101,193 116.5
Arrow Electronics, Inc. ...... 192 22,224 25.6
Autodesk, Inc. ........... 495 157,217 181.1
Avantor, Inc. ............. 1,407 56,815 65.4
Avery Dennison Corp. ...... 1,799 391,678 451.1
Baker Hughes Co. ......... 210 5,267 6.1

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Bath & Body Works, Inc. .... 1,123 $ 77,588 89.4%
Berkshire Hathaway, Inc., Class
B .................. 203 58,263 67.1
Booz Allen Hamilton Holding
Corp. ............... 1,136 98,673 113.6
Bunge Ltd. .............. 1,213 112,372 129.4
Cadence Design Systems, Inc. 2,153 372,706 429.2
Capital One Financial Corp. .. 368 55,579 64.0
CBRE Group, Inc., Class A ... 251 26,124 30.1
CDW Corp. ............. 149 27,811 32.0
Cerner Corp. ............ 7,811 580,279 668.3
CH Robinson Worldwide, Inc. . 816 79,144 91.1
Cigna Corp. ............. 251 53,616 61.7
Cintas Corp. ............. 111 48,074 55.4
Citigroup, Inc. ............ 627 43,363 49.9
Citizens Financial Group, Inc. . 3,364 159,386 183.6
Cognex Corp. ............ 1,447 126,743 146.0
ConocoPhillips ........... 1,354 100,859 116.2
Consolidated Edison, Inc. .... 1,003 75,626 87.1
Copart, Inc. ............. 1,860 288,839 332.6
Corning, Inc. ............ 562 19,990 23.0
Crowdstrike Holdings, Inc., Class
A .................. 9 2,536 2.9
Crown Holdings, Inc. ....... 521 54,179 62.4
CSX Corp. .............. 1,156 41,813 48.2
Cummins, Inc. ........... 548 131,432 151.4
Darden Restaurants, Inc. .... 1,640 236,390 272.2
Deere & Co. ............. 299 102,351 117.9
Dentsply Sirona, Inc. ....... 330 18,879 21.7
Devon Energy Corp. ....... 834 33,427 38.5
DexCom, Inc. ............ 139 86,626 99.8
DocuSign, Inc. ........... 116 32,282 37.2
Domino's Pizza, Inc. ....... 60 29,338 33.8
Dover Corp. ............. 1,631 275,769 317.6
Dropbox, Inc., Class A ...... 5,409 164,920 189.9
DTE Energy Co. .......... 219 24,824 28.6
DuPont de Nemours, Inc. .... 2,352 163,699 188.5
eBay, Inc. .............. 1,023 78,485 90.4
Ecolab, Inc. ............. 630 139,999 161.2
Edwards Lifesciences Corp. .. 3,810 456,514 525.7
Emerson Electric Co. ....... 858 83,235 95.9
Entergy Corp. ............ 323 33,275 38.3
EOG Resources, Inc. ....... 281 25,981 29.9
EPAM Systems, Inc. ....... 76 51,166 58.9
Equifax, Inc. ............. 119 33,014 38.0
Equitable Holdings, Inc. ..... 1,439 48,207 55.5
Expeditors International of
Washington, Inc. ........ 2,117 260,941 300.5
Fair Isaac Corp. .......... 182 72,472 83.5
Fastenal Co. ............ 34 1,941 2.2
FedEx Corp. ............ 36 8,479 9.8
Fifth Third Bancorp ........ 1,694 73,740 84.9
FMC Corp. .............. 421 38,315 44.1
Fortinet, Inc. ............. 358 120,410 138.7
Fortive Corp. ............ 417 31,571 36.4
Fortune Brands Home & Security,
Inc. ................. 1,153 116,914 134.6
Garmin Ltd. ............. 294 42,218 48.6
Genuine Parts Co. ........ 1,127 147,761 170.2
Gilead Sciences, Inc. ....... 3,974 257,833 296.9
GoDaddy, Inc., Class A ..... 245 16,947 19.5
Hartford Financial Services
Group, Inc. (The) ....... 1,132 82,557 95.1
Hershey Co. (The) ........ 376 65,932 75.9
Hewlett Packard Enterprise Co. 4,624 67,742 78.0
Shares Value
% of Basket
Value
United States (continued)
Hologic, Inc. ............. 270 $ 19,794 22.8%
Home Depot, Inc. (The) ..... 122 45,352 52.2
HP, Inc. ................ 7,509 227,748 262.3
IDEXX Laboratories, Inc. .... 389 259,128 298.4
Illinois Tool Works, Inc. ...... 755 172,042 198.1
Illumina, Inc. ............ 150 62,259 71.7
Intel Corp. .............. 1,811 88,739 102.2
International Paper Co. ..... 434 21,557 24.8
Interpublic Group of Cos., Inc.
(The) ............... 1,320 48,272 55.6
Intuit, Inc. .............. 829 518,946 597.6
Intuitive Surgical, Inc. ...... 138 49,836 57.4
Invesco Ltd. ............. 1,805 45,865 52.8
IQVIA Holdings, Inc. ....... 179 46,794 53.9
James Hardie Industries plc,
CDI ................ 1,342 52,722 60.7
Jazz Pharmaceuticals plc .... 264 35,123 40.4
JB Hunt Transport Services, Inc. 480 94,651 109.0
Johnson & Johnson ........ 197 32,087 37.0
Johnson Controls International
plc ................. 2,282 167,430 192.8
Juniper Networks, Inc. ...... 804 23,734 27.3
KeyCorp ............... 2,195 51,078 58.8
Keysight Technologies, Inc. ... 1,052 189,381 218.1
KLA Corp. .............. 17 6,337 7.3
Knight-Swift Transportation
Holdings, Inc. .......... 2,224 126,079 145.2
Kroger Co. (The) .......... 853 34,137 39.3
Laboratory Corp. of America
Holdings ............. 1,085 311,417 358.6
Lam Research Corp. ....... 162 91,298 105.1
Lennox International, Inc. .... 331 99,062 114.1
Lincoln National Corp. ...... 464 33,478 38.6
LKQ Corp. .............. 2,097 115,503 133.0
Loews Corp. ............ 3,220 180,545 207.9
Lyft, Inc., Class A ......... 1,788 82,016 94.5
Marsh & McLennan Cos., Inc. . 289 48,205 55.5
Masimo Corp. ............ 1,022 289,778 333.7
McDonald's Corp. ......... 949 233,027 268.4
Merck & Co., Inc. ......... 2,291 201,723 232.3
Meta Platforms, Inc., Class A . 122 39,476 45.5
MetLife, Inc. ............. 5,422 340,502 392.1
Mettler-Toledo International, Inc. 220 325,794 375.2
Microsoft Corp. ........... 245 81,247 93.6
Molina Healthcare, Inc. ..... 139 41,105 47.3
Molson Coors Beverage Co.,
Class B .............. 494 21,780 25.1
Mondelez International, Inc.,
Class A .............. 1,459 88,620 102.1
Monolithic Power Systems, Inc. 49 25,748 29.7
Moody's Corp. ........... 116 46,881 54.0
Mosaic Co. (The) ......... 169 7,025 8.1
NetApp, Inc. ............. 1,409 125,824 144.9
Newell Brands, Inc. ........ 754 17,259 19.9
Nordson Corp. ........... 874 222,180 255.9
Northern Trust Corp. ....... 507 62,381 71.8
NVIDIA Corp. ............ 697 178,202 205.2
Old Dominion Freight Line, Inc. 121 41,303 47.6
Omnicom Group, Inc. ....... 2,817 191,781 220.9
Otis Worldwide Corp. ....... 815 65,453 75.4
Owens Corning ........... 1,871 174,770 201.3
PepsiCo, Inc. ............ 656 106,010 122.1
Philip Morris International, Inc. 642 60,695 69.9
Pinterest, Inc., Class A ...... 1,098 49,015 56.4
PPD, Inc. ............... 967 45,613 52.5

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Principal Financial Group, Inc. . 924 $ 61,991 71.4%
Procter & Gamble Co. (The) .. 891 127,404 146.7
Prudential Financial, Inc. .... 328 36,096 41.6
PTC, Inc. ............... 431 54,888 63.2
Qorvo, Inc. .............. 71 11,944 13.8
Qualcomm, Inc. .......... 3,480 462,979 533.2
Quest Diagnostics, Inc. ..... 442 64,877 74.7
Raymond James Financial, Inc. 378 37,267 42.9
Regions Financial Corp. ..... 2,285 54,109 62.3
Robert Half International, Inc. . 3,004 339,662 391.2
Rockwell Automation, Inc. .... 698 222,941 256.7
Roku, Inc. .............. 353 107,630 124.0
Ross Stores, Inc. ......... 1,041 117,841 135.7
Schlumberger NV ......... 5,890 190,011 218.8
Seagate Technology Holdings
plc ................. 275 24,494 28.2
Sealed Air Corp. .......... 701 41,583 47.9
Sempra Energy .......... 182 23,229 26.8
ServiceNow, Inc. .......... 455 317,481 365.6
Starbucks Corp. .......... 3,143 333,378 383.9
State Street Corp. ......... 1,410 138,955 160.0
SVB Financial Group ....... 70 50,218 57.8
Swiss Re AG ............ 216 20,925 24.1
Synopsys, Inc. ........... 1,823 607,387 699.5
Texas Instruments, Inc. ..... 827 155,046 178.6
Tractor Supply Co. ........ 764 165,918 191.1
Trane Technologies plc ..... 253 45,775 52.7
Travelers Cos., Inc. (The) .... 304 48,908 56.3
Trimble, Inc. ............. 2,438 213,008 245.3
Truist Financial Corp. ....... 53 3,364 3.9
Tyson Foods, Inc., Class A ... 1,778 142,187 163.7
UGI Corp. .............. 510 22,139 25.5
Ulta Beauty, Inc. .......... 200 73,472 84.6
United Rentals, Inc. ........ 369 139,892 161.1
Vail Resorts, Inc. .......... 207 71,355 82.2
VeriSign, Inc. ............ 107 23,826 27.4
Verizon Communications, Inc. . 1,446 76,624 88.2
VMware, Inc., Class A ...... 892 135,316 155.8
Walgreens Boots Alliance, Inc. 725 34,090 39.3
Walmart, Inc. ............ 2,023 302,277 348.1
Waters Corp. ............ 116 42,636 49.1
West Pharmaceutical Services,
Inc. ................. 591 254,059 292.6
Western Union Co. (The) .... 3,441 62,695 72.2
Westrock Co. ............ 466 22,415 25.8
Whirlpool Corp. ........... 103 21,715 25.0
Workday, Inc., Class A ...... 393 113,962 131.2
WW Grainger, Inc. ......... 544 251,932 290.1
Yum! Brands, Inc. ......... 2,864 357,828 412.1
Zebra Technologies Corp., Class
A .................. 119 63,540 73.2
21,696,393
Total Reference Entity — Long ............ 40,882,928
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (43) (63,684) (73.3)
Australia
BHP Group plc ........... (1,358) (35,867) (41.3)
Glencore plc ............ (6,841) (34,209) (39.4)
Newcrest Mining Ltd. ....... (1,350) (25,293) (29.1)
Sydney Airport ........... (28,437) (176,350) (203.1)
Shares Value
% of Basket
Value
Australia (continued)
Westpac Banking Corp. ..... (3,106) $ (60,428) (69.6) %
(332,147)
Austria
Erste Group Bank AG ...... (2,112) (90,575) (104.3)
Verbund AG ............. (675) (70,364) (81.0)
(160,939)
Belgium
Anheuser-Busch InBev SA/NV (1,146) (70,098) (80.7)
Bermuda
RenaissanceRe Holdings Ltd. . (1,398) (198,236) (228.3)
Brazil
Yara International ASA ...... (1,338) (69,928) (80.5)
Canada
Ballard Power Systems, Inc. .. (9,439) (171,070) (197.0)
Barrick Gold Corp. ........ (8,212) (150,691) (173.5)
BCE, Inc. ............... (2,586) (133,124) (153.3)
Brookfield Asset Management,
Inc., Class A ........... (872) (52,647) (60.6)
Canadian National Railway Co. (1,018) (135,295) (155.8)
Canadian Natural Resources
Ltd. ................ (2,249) (95,586) (110.1)
Canadian Utilities Ltd., Class A (5,384) (155,960) (179.6)
Dollarama, Inc. ........... (4,039) (182,564) (210.3)
FirstService Corp. ......... (165) (32,909) (37.9)
Fortis, Inc. .............. (4,964) (220,965) (254.5)
Franco-Nevada Corp. ...... (336) (47,943) (55.2)
GFL Environmental, Inc. ..... (2,352) (96,714) (111.4)
IGM Financial, Inc. ........ (599) (23,784) (27.4)
Ivanhoe Mines Ltd., Class A .. (25,919) (203,356) (234.2)
Kirkland Lake Gold Ltd. ..... (4,659) (196,396) (226.2)
Northland Power, Inc. ...... (4,744) (152,524) (175.7)
Pan American Silver Corp. ... (1,265) (32,371) (37.3)
Pembina Pipeline Corp. ..... (1,700) (56,278) (64.8)
Restaurant Brands International,
Inc. ................. (1,129) (63,921) (73.6)
Rogers Communications, Inc.,
Class B .............. (1,498) (69,671) (80.2)
Toronto-Dominion Bank (The) . (2,920) (211,969) (244.1)
(2,485,738)
Denmark
Ambu A/S, Class B ........ (1,940) (55,226) (63.6)
Chr Hansen Holding A/S .... (1,357) (107,970) (124.3)
Danske Bank A/S ......... (2,808) (47,516) (54.7)
GN Store Nord A/S ........ (1,124) (68,302) (78.7)
Rockwool International A/S,
Class B .............. (58) (26,524) (30.5)
Vestas Wind Systems A/S ... (2,251) (97,310) (112.1)
(402,848)
Finland
Kone OYJ, Class B ........ (966) (65,880) (75.9)
France
Accor SA ............... (2,888) (103,351) (119.0)
Aeroports de Paris ........ (1,897) (253,106) (291.5)
Air Liquide SA ........... (1,068) (178,311) (205.4)
Alstom SA .............. (2,071) (73,806) (85.0)
Atos SE ................ (2,349) (122,554) (141.1)
AXA SA ................ (5,696) (165,714) (190.8)
Bollore SA .............. (5,322) (30,933) (35.6)
Bouygues SA ............ (4,555) (184,547) (212.5)
Dassault Aviation SA ....... (200) (20,901) (24.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
France (continued)
Edenred ............... (441) $ (23,863) (27.5) %
Eiffage SA .............. (840) (86,457) (99.6)
Faurecia SE ............. (862) (45,021) (51.8)
Getlink SE .............. (5,770) (88,807) (102.3)
LVMH Moet Hennessy Louis
Vuitton SE ............ (196) (153,688) (177.0)
Orpea SA .............. (791) (82,623) (95.2)
Remy Cointreau SA ........ (377) (76,158) (87.7)
Renault SA ............. (1,884) (67,888) (78.2)
Safran SA .............. (1,178) (158,547) (182.6)
Ubisoft Entertainment SA .... (405) (21,207) (24.4)
Vinci SA ............... (922) (98,571) (113.5)
Worldline SA ............ (3,652) (212,971) (245.3)
(2,249,024)
Germany
adidas AG .............. (429) (140,412) (161.7)
Beiersdorf AG ............ (574) (61,035) (70.3)
Brenntag SE ............ (236) (22,453) (25.9)
Carl Zeiss Meditec AG ...... (279) (56,188) (64.7)
Commerzbank AG ......... (5,159) (37,676) (43.4)
Continental AG ........... (312) (36,682) (42.2)
Deutsche Telekom AG
(Registered) ........... (1,457) (27,096) (31.2)
Fresenius Medical Care AG &
Co. KGaA ............ (1,890) (125,551) (144.6)
Fresenius SE & Co. KGaA ... (1,747) (79,408) (91.4)
Hannover Rueck SE ....... (239) (43,638) (50.3)
KION Group AG .......... (516) (56,362) (64.9)
Knorr-Bremse AG ......... (223) (23,536) (27.1)
Porsche Automobil Holding SE
(Preference) .......... (1,370) (142,585) (164.2)
RWE AG ............... (2,775) (106,814) (123.0)
Siemens Energy AG ....... (2,681) (76,946) (88.6)
Siemens Healthineers AG .... (2,611) (173,647) (200.0)
TeamViewer AG .......... (5,357) (79,955) (92.1)
Telefonica Deutschland Holding
AG ................. (24,984) (65,094) (75.0)
Uniper SE .............. (521) (23,032) (26.5)
United Internet AG (Registered),
Class G .............. (632) (23,321) (26.9)
Zalando SE ............. (371) (35,052) (40.4)
(1,436,483)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (4,555) (49,331) (56.8)
Ireland
Flutter Entertainment plc .... (228) (43,162) (49.7)
Kerry Group plc, Class A .... (166) (22,279) (25.7)
Kingspan Group plc ........ (222) (25,558) (29.4)
(90,999)
Israel
Wix.com Ltd. ............ (116) (21,571) (24.9)
Italy
Davide Campari-Milano NV .. (4,090) (58,095) (66.9)
Infrastrutture Wireless Italiane
SpA ................ (2,742) (30,294) (34.9)
Nexi SpA ............... (3,137) (54,543) (62.8)
UniCredit SpA ........... (1,762) (23,293) (26.8)
(166,225)
Shares Value
% of Basket
Value
Japan
Acom Co. Ltd. ........... (9,400) $ (31,350) (36.1) %
Aeon Co. Ltd. ............ (4,000) (92,019) (106.0)
Asahi Group Holdings Ltd. ... (1,200) (54,456) (62.7)
Asahi Intecc Co. Ltd. ....... (2,400) (63,262) (72.9)
Bandai Namco Holdings, Inc. . (300) (22,926) (26.4)
Central Japan Railway Co. ... (300) (44,502) (51.3)
Daifuku Co. Ltd. .......... (500) (46,030) (53.0)
Daikin Industries Ltd. ....... (1,500) (328,522) (378.3)
East Japan Railway Co. ..... (2,800) (174,402) (200.9)
Eisai Co. Ltd. ............ (200) (14,171) (16.3)
GMO Payment Gateway, Inc. . (200) (25,339) (29.2)
Hankyu Hanshin Holdings, Inc. (900) (27,905) (32.1)
Harmonic Drive Systems, Inc. . (700) (31,732) (36.5)
Hitachi Construction Machinery
Co. Ltd. .............. (300) (9,572) (11.0)
Keisei Electric Railway Co. Ltd. (700) (22,527) (25.9)
Kintetsu Group Holdings Co.
Ltd. ................ (4,800) (151,095) (174.0)
Kirin Holdings Co. Ltd. ...... (3,700) (64,402) (74.2)
Komatsu Ltd. ............ (8,500) (222,626) (256.4)
Konami Holdings Corp. ..... (1,000) (55,031) (63.4)
Kose Corp. ............. (100) (11,613) (13.4)
Kubota Corp. ............ (8,100) (172,554) (198.7)
Kyowa Kirin Co. Ltd. ....... (700) (23,022) (26.5)
Lion Corp. .............. (2,100) (34,974) (40.3)
Mitsubishi Heavy Industries Ltd. (400) (10,229) (11.8)
MonotaRO Co. Ltd. ........ (1,700) (38,746) (44.6)
Murata Manufacturing Co. Ltd. (900) (66,761) (76.9)
Nexon Co. Ltd. ........... (1,000) (17,021) (19.6)
Nidec Corp. ............. (1,600) (177,213) (204.1)
Nihon M&A Center Holdings,
Inc. ................. (2,200) (67,550) (77.8)
Nippon Paint Holdings Co. Ltd. (3,000) (32,100) (37.0)
Nippon Sanso Holdings Corp. . (900) (21,248) (24.5)
Nissan Motor Co. Ltd. ...... (50,900) (259,074) (298.4)
Odakyu Electric Railway Co. Ltd. (2,500) (54,199) (62.4)
Omron Corp. ............ (800) (76,508) (88.1)
Oriental Land Co. Ltd. ...... (700) (110,558) (127.3)
Otsuka Corp. ............ (2,700) (132,993) (153.2)
Pigeon Corp. ............ (3,600) (83,362) (96.0)
Rakuten Group, Inc. ....... (3,500) (38,318) (44.1)
Renesas Electronics Corp. ... (2,500) (30,754) (35.4)
Rinnai Corp. ............. (300) (30,802) (35.5)
Shimano, Inc. ............ (400) (111,605) (128.5)
Shin-Etsu Chemical Co. Ltd. .. (300) (53,500) (61.6)
Shiseido Co. Ltd. ......... (3,300) (220,199) (253.6)
SoftBank Corp. ........... (1,700) (23,204) (26.7)
SoftBank Group Corp. ...... (1,800) (97,447) (112.2)
Sompo Holdings, Inc. ...... (1,700) (73,724) (84.9)
Square Enix Holdings Co. Ltd. . (1,100) (60,258) (69.4)
SUMCO Corp. ........... (5,900) (112,741) (129.8)
Sumitomo Corp. .......... (6,900) (98,323) (113.2)
Sumitomo Metal Mining Co. Ltd. (1,900) (73,705) (84.9)
Sumitomo Realty & Development
Co. Ltd. .............. (1,500) (54,210) (62.4)
Tobu Railway Co. Ltd. ...... (1,800) (44,816) (51.6)
Toho Co. Ltd. ............ (1,200) (56,381) (64.9)
Tokyo Electric Power Co.
Holdings, Inc. .......... (14,800) (40,996) (47.2)
Tokyu Corp. ............. (5,200) (73,311) (84.4)
Toyota Industries Corp. ..... (400) (34,005) (39.2)
Toyota Motor Corp. ........ (7,500) (132,331) (152.4)
West Japan Railway Co. .... (1,400) (66,088) (76.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Z Holdings Corp. .......... (11,300) $ (70,151) (80.8) %
(4,468,463)
Jordan
Hikma Pharmaceuticals plc ... (3,768) (124,200) (143.0)
Luxembourg
Eurofins Scientific SE ...... (207) (24,429) (28.1)
Netherlands
ABN AMRO Bank NV, CVA ... (8,228) (121,015) (139.4)
Aegon NV .............. (23,219) (117,773) (135.6)
Argenx SE .............. (198) (59,610) (68.6)
ASM International NV ...... (85) (38,470) (44.3)
JDE Peet's NV ........... (2,322) (67,614) (77.9)
(404,482)
New Zealand
a2 Milk Co. Ltd. (The) ...... (5,319) (25,055) (28.9)
Auckland International Airport
Ltd. ................ (4,278) (24,521) (28.2)
Ryman Healthcare Ltd. ..... (2,254) (23,327) (26.9)
(72,903)
Norway
DNB Bank ASA ........... (2,528) (60,158) (69.3)
Telenor ASA ............. (1,577) (24,917) (28.7)
(85,075)
Saudi Arabia
Delivery Hero SE ......... (816) (101,776) (117.2)
Spain
Aena SME SA ........... (1,203) (197,577) (227.5)
Amadeus IT Group SA ...... (627) (41,945) (48.3)
Cellnex Telecom SA ....... (469) (28,843) (33.2)
Ferrovial SA ............. (7,870) (248,441) (286.1)
Grifols SA .............. (3,187) (72,928) (84.0)
Siemens Gamesa Renewable
Energy SA ............ (6,867) (186,340) (214.6)
(776,074)
Sweden
Embracer Group AB ....... (7,496) (69,913) (80.5)
Epiroc AB, Class A ........ (1,071) (26,648) (30.7)
Essity AB, Class B ........ (4,525) (146,572) (168.8)
Evolution AB ............ (231) (37,501) (43.2)
Hexagon AB, Class B ...... (6,657) (107,136) (123.4)
Nibe Industrier AB, Class B ... (1,762) (26,207) (30.2)
Sandvik AB ............. (2,888) (73,236) (84.3)
Sinch AB ............... (1,429) (27,201) (31.3)
SKF AB, Class B .......... (1,604) (37,253) (42.9)
Svenska Handelsbanken AB,
Class A .............. (1,903) (21,813) (25.1)
Tele2 AB, Class B ......... (2,173) (30,712) (35.4)
(604,192)
Switzerland
ABB Ltd. (Registered) ...... (8,951) (296,128) (341.0)
Alcon, Inc. .............. (683) (56,633) (65.2)
Banque Cantonale Vaudoise
(Registered) ........... (207) (16,666) (19.2)
Chocoladefabriken Lindt &
Spruengli AG .......... (22) (259,262) (298.6)
Cie Financiere Richemont SA
(Registered) ........... (861) (106,549) (122.7)
Clariant AG (Registered) .... (9,641) (202,968) (233.8)
Shares Value
% of Basket
Value
Switzerland (continued)
Credit Suisse Group AG
(Registered) ........... (4,852) $ (50,469) (58.1) %
EMS-Chemie Holding AG
(Registered) ........... (111) (110,104) (126.8)
Lonza Group AG (Registered) . (170) (139,706) (160.9)
Schindler Holding AG ...... (563) (146,598) (168.8)
Swatch Group AG (The) ..... (243) (66,884) (77.0)
Temenos AG (Registered) ... (505) (77,314) (89.0)
Vifor Pharma AG .......... (1,112) (143,588) (165.4)
(1,672,869)
Taiwan
Sea Ltd., ADR ........... (560) (192,399) (221.6)
United Kingdom
Associated British Foods plc .. (1,934) (47,298) (54.5)
BT Group plc ............ (14,084) (26,757) (30.8)
Bunzl plc ............... (1,411) (52,151) (60.1)
Compass Group plc ........ (956) (20,287) (23.4)
Direct Line Insurance Group plc (5,913) (23,634) (27.2)
Hargreaves Lansdown plc ... (8,455) (177,918) (204.9)
HSBC Holdings plc ........ (27,138) (163,511) (188.3)
Informa plc .............. (12,744) (90,660) (104.4)
Just Eat Takeaway.com NV ... (1,197) (85,987) (99.0)
Linde plc ............... (82) (26,174) (30.1)
London Stock Exchange Group
plc ................. (571) (55,583) (64.0)
Melrose Industries plc ...... (12,430) (26,818) (30.9)
NatWest Group plc ........ (9,116) (27,486) (31.7)
Ocado Group plc ......... (950) (23,447) (27.0)
Prudential plc ............ (4,748) (96,897) (111.6)
Reckitt Benckiser Group plc .. (1,281) (103,995) (119.8)
Smith & Nephew plc ....... (3,348) (57,820) (66.6)
Smiths Group plc ......... (1,902) (35,316) (40.7)
Standard Chartered plc ..... (2,968) (20,073) (23.1)
Tesco plc ............... (39,116) (144,427) (166.3)
Unilever plc ............. (8,448) (452,322) (520.9)
Vodafone Group plc ........ (189,713) (279,609) (322.0)
Whitbread plc ............ (4,750) (212,504) (244.7)
(2,250,674)
United States
Abbott Laboratories ........ (651) (83,907) (96.6)
AbbVie, Inc. ............. (739) (84,741) (97.6)
Activision Blizzard, Inc. ..... (1,055) (82,490) (95.0)
Air Products & Chemicals, Inc. (1,633) (489,590) (563.8)
Albemarle Corp. .......... (169) (42,329) (48.7)
Altria Group, Inc. .......... (2,678) (118,127) (136.0)
Ameren Corp. ............ (2,937) (247,560) (285.1)
American Financial Group, Inc. (416) (56,593) (65.2)
AMETEK, Inc. ........... (411) (54,416) (62.7)
Amphenol Corp., Class A .... (2,967) (227,777) (262.3)
Analog Devices, Inc. ....... (1,713) (297,188) (342.3)
Anthem, Inc. ............ (484) (210,603) (242.5)
Apollo Global Management, Inc. (3,997) (307,569) (354.2)
Arthur J Gallagher & Co. .... (614) (102,949) (118.6)
AT&T, Inc. .............. (1,430) (36,122) (41.6)
Atmos Energy Corp. ....... (595) (54,811) (63.1)
Ball Corp. .............. (1,011) (92,486) (106.5)
Bausch Health Cos., Inc. .... (3,564) (99,899) (115.0)
Becton Dickinson and Co. ... (138) (33,063) (38.1)
BioMarin Pharmaceutical, Inc. . (3,452) (273,502) (315.0)
Bio-Rad Laboratories, Inc., Class
A .................. (48) (38,145) (43.9)
Boeing Co. (The) ......... (1,426) (295,225) (340.0)
Booking Holdings, Inc. ...... (25) (60,520) (69.7)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Boston Beer Co., Inc. (The),
Class A .............. (151) $ (74,364) (85.6) %
Boston Scientific Corp. ...... (3,842) (165,705) (190.8)
Broadcom, Inc. ........... (872) (463,616) (533.9)
Brookfield Renewable Corp. .. (4,633) (191,894) (221.0)
Brown & Brown, Inc. ....... (1,286) (81,159) (93.5)
Burlington Stores, Inc. ...... (160) (44,206) (50.9)
Cable One, Inc. .......... (90) (154,009) (177.4)
Caesars Entertainment, Inc. .. (233) (25,504) (29.4)
Campbell Soup Co. ........ (4,265) (170,387) (196.2)
CarMax, Inc. ............ (2,210) (302,593) (348.5)
Carrier Global Corp. ....... (426) (22,250) (25.6)
Carvana Co. ............ (692) (209,801) (241.6)
Catalent, Inc. ............ (1,858) (256,144) (295.0)
Caterpillar, Inc. ........... (101) (20,605) (23.7)
Celanese Corp. .......... (695) (112,249) (129.3)
CenterPoint Energy, Inc. .... (1,912) (49,788) (57.3)
Ceridian HCM Holding, Inc. .. (5,404) (676,851) (779.5)
CF Industries Holdings, Inc. .. (447) (25,390) (29.2)
Charles Schwab Corp. (The) .. (320) (26,250) (30.2)
Charter Communications, Inc.,
Class A .............. (196) (132,278) (152.3)
Cheniere Energy, Inc. ...... (3,626) (374,928) (431.8)
Chewy, Inc., Class A ....... (860) (65,188) (75.1)
Church & Dwight Co., Inc. ... (5,481) (478,820) (551.4)
Cincinnati Financial Corp. .... (202) (24,531) (28.3)
Cisco Systems, Inc. ........ (5,970) (334,141) (384.8)
Citrix Systems, Inc. ........ (333) (31,545) (36.3)
Clorox Co. (The) .......... (702) (114,433) (131.8)
Cloudflare, Inc., Class A ..... (194) (37,776) (43.5)
CME Group, Inc. .......... (206) (45,433) (52.3)
CMS Energy Corp. ........ (1,393) (84,068) (96.8)
Constellation Brands, Inc., Class
A .................. (195) (42,278) (48.7)
CoStar Group, Inc. ........ (698) (60,063) (69.2)
Coterra Energy, Inc. ....... (4,134) (88,137) (101.5)
Coupa Software, Inc. ....... (343) (78,101) (89.9)
CyberArk Software Ltd. ..... (261) (47,009) (54.1)
Delta Air Lines, Inc. ........ (1,267) (49,578) (57.1)
Discovery, Inc., Class A ..... (670) (15,705) (18.1)
DISH Network Corp., Class A . (2,203) (90,477) (104.2)
Dollar General Corp. ....... (189) (41,867) (48.2)
Dollar Tree, Inc. .......... (706) (76,079) (87.6)
DoorDash, Inc., Class A ..... (1,039) (202,397) (233.1)
DR Horton, Inc. ........... (658) (58,740) (67.6)
DraftKings, Inc., Class A ..... (1,997) (93,040) (107.1)
Eaton Corp. plc ........... (724) (119,286) (137.4)
Elanco Animal Health, Inc. ... (778) (25,581) (29.5)
Enphase Energy, Inc. ....... (687) (159,130) (183.3)
Erie Indemnity Co., Class A .. (392) (80,678) (92.9)
Essential Utilities, Inc. ...... (7,834) (368,746) (424.7)
Estee Lauder Cos., Inc. (The),
Class A .............. (179) (58,055) (66.9)
Etsy, Inc. ............... (130) (32,590) (37.5)
Evergy, Inc. ............. (1,165) (74,269) (85.5)
Exact Sciences Corp. ...... (1,168) (111,217) (128.1)
Expedia Group, Inc. ........ (72) (11,838) (13.6)
Fiserv, Inc. .............. (2,182) (214,905) (247.5)
FleetCor Technologies, Inc. ... (799) (197,681) (227.7)
Freeport-McMoRan, Inc. .... (1,189) (44,849) (51.7)
Generac Holdings, Inc. ..... (65) (32,406) (37.3)
General Electric Co. ....... (240) (25,169) (29.0)
General Mills, Inc. ......... (4,487) (277,297) (319.3)
Global Payments, Inc. ...... (198) (28,312) (32.6)
Globe Life, Inc. ........... (829) (73,798) (85.0)
Shares Value
% of Basket
Value
United States (continued)
Guidewire Software, Inc. .... (1,071) $ (134,657) (155.1) %
Hasbro, Inc. ............. (1,075) (102,942) (118.6)
HCA Healthcare, Inc. ....... (260) (65,120) (75.0)
HEICO Corp. ............ (167) (23,278) (26.8)
Hilton Worldwide Holdings, Inc. (535) (77,013) (88.7)
Honeywell International, Inc. .. (315) (68,865) (79.3)
Hormel Foods Corp. ....... (7,223) (305,677) (352.0)
Howmet Aerospace, Inc. .... (4,162) (123,570) (142.3)
Humana, Inc. ............ (417) (193,138) (222.4)
IAC/InterActiveCorp ........ (1,466) (223,374) (257.2)
IDEX Corp. ............. (226) (50,301) (57.9)
Ingersoll Rand, Inc. ........ (4,846) (260,521) (300.0)
Insulet Corp. ............ (206) (63,864) (73.5)
Intercontinental Exchange, Inc. (460) (63,692) (73.3)
International Business Machines
Corp. ............... (910) (113,841) (131.1)
International Flavors &
Fragrances, Inc. ........ (194) (28,605) (32.9)
IPG Photonics Corp. ....... (658) (104,629) (120.5)
J M Smucker Co. (The) ..... (484) (59,464) (68.5)
Keurig Dr Pepper, Inc. ...... (6,755) (243,788) (280.8)
Lamb Weston Holdings, Inc. .. (1,277) (72,087) (83.0)
Las Vegas Sands Corp. ..... (3,551) (137,814) (158.7)
Leidos Holdings, Inc. ....... (535) (53,489) (61.6)
Liberty Media Corp-Liberty
Formula One, Class C .... (5,224) (291,499) (335.7)
Live Nation Entertainment, Inc. (419) (42,382) (48.8)
Lowe's Cos., Inc. ......... (342) (79,966) (92.1)
Lululemon Athletica, Inc. .... (58) (27,029) (31.1)
Lumen Technologies, Inc. .... (1,934) (22,937) (26.4)
LyondellBasell Industries NV,
Class A .............. (571) (53,000) (61.0)
M&T Bank Corp. .......... (517) (76,061) (87.6)
MarketAxess Holdings, Inc. .. (325) (132,818) (153.0)
Marriott International, Inc., Class
A .................. (228) (36,485) (42.0)
Martin Marietta Materials, Inc. . (314) (123,352) (142.1)
McKesson Corp. .......... (441) (91,675) (105.6)
Medtronic plc ............ (2,744) (328,896) (378.8)
MGM Resorts International ... (1,154) (54,423) (62.7)
Microchip Technology, Inc. ... (2,446) (181,224) (208.7)
Netflix, Inc. .............. (23) (15,877) (18.3)
Newmont Corp. .......... (3,326) (179,604) (206.8)
NextEra Energy, Inc. ....... (1,315) (112,209) (129.2)
NIKE, Inc., Class B ........ (571) (95,523) (110.0)
NiSource, Inc. ........... (2,890) (71,296) (82.1)
Norfolk Southern Corp. ..... (241) (70,625) (81.3)
NRG Energy, Inc. ......... (1,343) (53,572) (61.7)
Nucor Corp. ............. (1,577) (176,072) (202.8)
Oak Street Health, Inc. ...... (1,105) (52,189) (60.1)
Okta, Inc. ............... (827) (204,418) (235.4)
Oracle Corp. ............ (533) (51,136) (58.9)
PACCAR, Inc. ........... (838) (75,102) (86.5)
Packaging Corp. of America .. (138) (18,957) (21.8)
Paycom Software, Inc. ...... (47) (25,749) (29.7)
PayPal Holdings, Inc. ...... (34) (7,908) (9.1)
Peloton Interactive, Inc., Class A (923) (84,399) (97.2)
PG&E Corp. ............. (9,434) (109,434) (126.0)
Phillips 66 .............. (812) (60,721) (69.9)
Pinnacle West Capital Corp. .. (973) (62,749) (72.3)
Plug Power, Inc. .......... (2,940) (112,514) (129.6)
PPL Corp. .............. (8,809) (253,699) (292.2)
Progressive Corp. (The) ..... (3,245) (307,886) (354.6)
Public Service Enterprise Group,
Inc. ................. (648) (41,342) (47.6)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Republic Services, Inc. ..... (1,371) $ (184,537) (212.5) %
RingCentral, Inc., Class A .... (261) (63,627) (73.3)
Rollins, Inc. ............. (248) (8,737) (10.1)
Roper Technologies, Inc. .... (267) (130,261) (150.0)
Royal Caribbean Cruises Ltd. . (1,010) (85,274) (98.2)
Royalty Pharma plc, Class A .. (4,427) (174,999) (201.5)
RPM International, Inc. ..... (1,571) (136,991) (157.8)
S&P Global, Inc. .......... (173) (82,030) (94.5)
salesforce.com, Inc. ....... (506) (151,643) (174.6)
Schneider Electric SE ...... (975) (168,108) (193.6)
SEI Investments Co. ....... (345) (21,749) (25.0)
Sherwin-Williams Co. (The) .. (489) (154,822) (178.3)
Southwest Airlines Co. ...... (1,911) (90,352) (104.1)
Square, Inc., Class A ....... (862) (219,379) (252.6)
SS&C Technologies Holdings,
Inc. ................. (1,729) (137,404) (158.2)
Steel Dynamics, Inc. ....... (834) (55,111) (63.5)
STERIS plc ............. (363) (84,848) (97.7)
Take-Two Interactive Software,
Inc. ................. (613) (110,953) (127.8)
Teladoc Health, Inc. ........ (1,201) (179,658) (206.9)
Teledyne Technologies, Inc. .. (156) (70,078) (80.7)
Teleflex, Inc. ............. (658) (234,867) (270.5)
Tenaris SA .............. (7,892) (87,888) (101.2)
Tesla, Inc. .............. (56) (62,384) (71.8)
Thermo Fisher Scientific, Inc. . (42) (26,589) (30.6)
TJX Cos., Inc. (The) ....... (660) (43,223) (49.8)
T-Mobile US, Inc. ......... (942) (108,358) (124.8)
Tradeweb Markets, Inc., Class A (263) (23,433) (27.0)
Shares Value
% of Basket
Value
United States (continued)
TransUnion ............. (1) $ (115) (0.1) %
Twilio, Inc., Class A ........ (260) (75,754) (87.2)
Tyler Technologies, Inc. ..... (43) (23,358) (26.9)
Union Pacific Corp. ........ (584) (140,978) (162.4)
UnitedHealth Group, Inc. .... (127) (58,480) (67.3)
US Bancorp ............. (603) (36,403) (41.9)
Valero Energy Corp. ....... (1,676) (129,605) (149.3)
Verisk Analytics, Inc. ....... (238) (50,044) (57.6)
VF Corp. ............... (609) (44,384) (51.1)
Viatris, Inc. .............. (3,649) (48,714) (56.1)
Vistra Corp. ............. (4,639) (90,878) (104.7)
Voya Financial, Inc. ........ (573) (39,978) (46.0)
Walt Disney Co. (The) ...... (944) (159,602) (183.8)
Waste Connections, Inc. ..... (912) (124,041) (142.9)
Waste Management, Inc. .... (641) (102,707) (118.3)
WEC Energy Group, Inc. .... (320) (28,819) (33.2)
Wells Fargo & Co. ......... (4,186) (214,156) (246.6)
Western Digital Corp. ....... (715) (37,387) (43.1)
Wynn Resorts Ltd. ........ (1,673) (150,235) (173.0)
Zillow Group, Inc., Class C ... (1,641) (170,057) (195.8)
Zimmer Biomet Holdings, Inc. . (165) (23,615) (27.2)
Zoom Video Communications,
Inc., Class A ........... (208) (57,127) (65.8)
(22,122,993)
Zambia
First Quantum Minerals Ltd. .. (1,370) (32,435) (37.4)
Total Reference Entity — Short ............ (40,796,095)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 86,833
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month LIBOR ....................................... London Interbank Offered Rate 0.13%
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CMT Constant Maturity Treasury
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
WTI West Texas Intermediate

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 279 $ — $ — $ 279
Foreign Government Obligations .............................. — 13,160,272 — 13,160,272
U.S. Treasury Obligations ................................... — 85,460,233 — 85,460,233
Short-Term Securities
Money Market Funds ...................................... 22,899,486 — — 22,899,486
U.S. Treasury Obligations ................................... — 51,986,398 — 51,986,398
Options Purchased
Interest rate contracts ...................................... — 595,134 — 595,134
$ 22,899,765 $ 151,202,037 $ — $ 174,101,802
Derivative Financial Instruments
(a)
Assets
Commodity contracts ....................................... $ 229,220 $ — $ — $ 229,220
Credit contracts ........................................... — 86,950 — 86,950
Equity contracts ........................................... 2,885,547 3,861,884 — 6,747,431
Foreign currency exchange contracts ............................ — 6,125,649 — 6,125,649
Interest rate contracts ....................................... 2,460,004 — — 2,460,004
Liabilities
Commodity contracts ....................................... (517,297) — — (517,297)
Credit contracts ........................................... — (66,105) — (66,105)
Equity contracts ........................................... (2,030,833) (753,210) — (2,784,043)
Foreign currency exchan ge contracts ............................ — (4,712,681) — (4,712,681)
Interest rate contracts ....................................... (10,235,369) — — (10,235,369)
$ (7,208,728) $ 4,542,487 $ — $ (2,666,241)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.